UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders.

June 30, 2016

Annual Report

Victory CEMP US 500 Volatility Wtd Index Fund

Victory CEMP US Small Cap Volatility Wtd Index Fund

Victory CEMP International Volatility Wtd Index Fund

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund

Victory CEMP International Enhanced Volatility Wtd Index Fund

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund

Victory CEMP Long/Short Strategy Fund

Victory CEMP Market Neutral Income Fund

Victory CEMP Multi-Asset Balanced Fund

Victory CEMP Global High Dividend Defensive Fund
(formerly, Victory CEMP Multi-Asset Growth Fund)

Victory CEMP Alternative Strategies Fund

compassemp.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Compass EMP site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, compassemp.com has what you seek. Visit us anytime. We're always open.

Victory
Portfolios II

Table of Contents

Shareholder Letter	4
Fund Review and Commentary	6
Financial Statements
Victory Equity Funds
Victory CEMP US 500 Volatility Wtd Index Fund
Schedule of Investments	32-42
Statements of Assets and Liabilities	131-132
Statements of Operations	138
Statements of Changes in Net Assets	142-144
Financial Highlights	160-163
Victory CEMP US Small Cap Volatility Wtd Index Fund
Schedule of Investments	43-53
Statements of Assets and Liabilities	131-132
Statements of Operations	138
Statements of Changes in Net Assets	142-144
Financial Highlights	164-166
Victory CEMP International Volatility Wtd Index Fund
Schedule of Investments	54-71
Statements of Assets and Liabilities	131-132
Statements of Operations	138
Statements of Changes in Net Assets	145-147
Financial Highlights	167-169
Victory Equity Long/Cash Funds
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Schedule of Investments	72-82
Statements of Assets and Liabilities	131-132
Statements of Operations	138
Statements of Changes in Net Assets	145-147
Financial Highlights	170-172
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund
Schedule of Investments	83-85
Statements of Assets and Liabilities	133-134
Statements of Operations	139
Statements of Changes in Net Assets	148-150
Financial Highlights	173-175
Victory CEMP International Enhanced Volatility Wtd Index Fund
Schedule of Investments	86-103
Statements of Assets and Liabilities	133-134
Statements of Operations	139
Statements of Changes in Net Assets	148-150
Financial Highlights	176-178

Table of Contents (continued)

Victory Commodity Fund
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Consolidated Schedule of Investments	104
Consolidated Statements of Assets and Liabilities	133-134
Consolidated Statements of Operations	139
Consolidated Statements of Changes in Net Assets	151-153
Consolidated Financial Highlights	179-181
Victory Commodity Long/Cash Fund
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Consolidated Schedule of Investments	105
Consolidated Statements of Assets and Liabilities	133-134
Consolidated Statements of Operations	139
Consolidated Statements of Changes in Net Assets	151-153
Consolidated Financial Highlights	182-184
Victory Equity Long/Short Fund
Victory CEMP Long/Short Strategy Fund
Schedule of Investments	106-116
Statements of Assets and Liabilities	135-136
Statements of Operations	140
Statements of Changes in Net Assets	154-156
Financial Highlights	185-187
Victory Bond Replacement Fund
Victory CEMP Market Neutral Income Fund
Schedule of Investments	117-127
Statements of Assets and Liabilities	135-136
Statements of Operations	140
Statements of Changes in Net Assets	154-156
Financial Highlights	188-190
Victory Multi-Asset Class Funds
Victory CEMP Multi-Asset Balanced Fund
Schedule of Investments	128
Statements of Assets and Liabilities	137
Statements of Operations	141
Statements of Changes in Net Assets	157-159
Financial Highlights	191-192
Victory CEMP Global High Dividend Defensive Fund
Schedule of Investments	129
Statements of Assets and Liabilities	137
Statements of Operations	141
Statements of Changes in Net Assets	157-159
Financial Highlights	193-194
Victory CEMP Alternative Strategies Fund
Schedule of Investments	130
Statements of Assets and Liabilities	137
Statements of Operations	141
Statements of Changes in Net Assets	157-159
Financial Highlights	195-196

Table of Contents (continued)

Notes to Financial Statements	197
Report of Independent Registered Public Accounting Firm	233
Supplemental Information	234
Trustee and Officer Information	234
Proxy Voting and Form N-Q Information	237
Expense Examples	237
Additional Federal Income Tax Information	241
Advisory Contract Approval	242

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Compass EMP Funds.

For additional information about any Compass EMP Fund, including fees, expenses, and risks, view our prospectus online at compassemp.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Compass EMP at:

800-539-FUND (800-539-3863)

Visit our website at:

compassemp.com

Victory Funds Letter to Shareholders

Dear Shareholder:

Over the past year, the economy has produced solid yet modest growth. Personal consumption, supported by steady job growth, led the way, while business investment and government spending seemed to be lacking. The economy was strong enough to elicit the first interest rate increase of the current expansion, while the rest of the developed world's central banks remained accommodative. Volatility-inducing events throughout the globe produced enough uncertainty to push the Federal Reserve into lower-for-longer mode in the second half of the fiscal year. An overseas slowdown centered in China roiled the first half of the year, resulting in a plunge in the price of oil and other commodities in addition to igniting dollar strength. While both a strong dollar and fuel savings were enough to propel consumption, the domestic manufacturing sector slipped into contraction at the end of 2015 before stabilizing in the spring of 2016. Renewed terror threats, a global downturn and the U.K.'s vote to leave the European Union provided the turmoil in the second half of the year, leaving investors grappling with risk aversion.

For the 12-month period ended June 30, 2016, the S&P 500® Index delivered a modest total return of 4%, split roughly evenly between price appreciation and income. Over this time frame, the fundamental backdrop has stalled, with earnings estimate revisions consistently negative, as companies continue to grapple with challenges created by structural changes, overcapacity in the global economy and emerging political/economic headwinds (e.g., "Brexit"). The silver lining is that Fed rate hikes continue to get postponed, driving down interest rates and providing valuation support for the markets. Lower interest rates and heightened risk of recession had a corresponding impact on relative returns in the equity markets, driving significant incremental demand for defensive and yield-oriented securities. This could be seen at the sector level with Utilities, Telecommunication Services, and Consumer Staples each delivering high-teens or better total returns over the past 12 months. Value-oriented stocks materially outperformed their growth counterparts, a reflection of the market's heavy preference for dividend yield.

Investors oscillated between risk-on and risk-off mode throughout the year. Volatility plagued credit markets in the first half of the year, resulting in credit spreads rising dramatically in the commodity sectors, before substantially retreating. Overall, the high-grade market, as measured by the Barclays U.S. Aggregate, returned 6%, primarily driven by a significant rally in Treasury yields. All sectors delivered positive total returns. Utilities, Industrials and A-rated credits led the way. Excess returns were mixed, with agencies and Industrials falling into negative territory and the ABS, CMBS and Utility sectors providing positive returns.

International equity markets were down for the year against a backdrop of sharp swings in oil prices, renewed fears of China's decelerating growth, uncertainty surrounding central banking policies and Brexit concerns. Despite the increased volatility and uncertainty that followed the surprising Brexit vote, international developed stocks have outperformed their emerging peers, with international developed small-capitalization stocks posting the highest relative returns among foreign equity asset classes. Emerging economies struggled during the second half of 2015, largely impacted by depressed commodity prices and a strong U.S. dollar that led to further local currency devaluations. However, emerging markets have rallied year-to-date, benefitting from a steady increase in commodity prices and the Fed's continued low interest rate policy, which has relieved the countries' dollar-denominated debt burdens. Going forward, central banks' ability to manage volatility and coordinate policy will be extremely important. Central banks across the globe have signaled a continuation of accommodative monetary policy, yet investors remain uncertain of the implications of negative interest rates, as there is no historical precedent to judge its overall effectiveness. In theory, more accommodative monetary policy should be stimulative, yet it remains unclear whether central banks have crossed a threshold and incremental gains have diminished. Aside from central bank influence, uncertainty surrounding Brexit's impact will likely continue to drive investor sentiment.

We continue to believe that the markets provide tactical challenges for investors to navigate. As we have stated in the past, we also believe that maintaining a long-term view and building a portfolio that is diversified across asset classes is an appropriate strategy for investors seeking to weather possible market turbulence.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863 or visit our website at www.vcm.com. My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds, and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
Victory Funds

Victory Equity Funds

Victory CEMP US 500 Volatility Wtd Index Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP US 500 Volatility Wtd Fund is designed to track the performance of the CEMP US Large Cap 500 Volatility Weighted Index before expenses.

For the fiscal year ended June 30, 2016, the Fund (A shares at net asset value) underperformed the S&P 500 2.23% versus 3.99% due to the Fund's broader stock exposure relative to the S&P 500 Index and the sizable position impact that Amazon, Microsoft, Google and Facebook had on the S&P 500 Index in the fourth quarter of 2015. The contribution of these four stocks provided a positive return for the S&P 500 Index in calendar year 2015 compared to the average negative return of the remaining stocks in the cap weighted S&P 500 Index.

The Consumer Discretionary, Telecommunication and Financials sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. This is primarily due to the differences in weighting of the CEMP Index's weightings of these sectors compared to those of the S&P 500 Index. Utilities, Health Care and Materials provided positive contributions to the Fund during this period.

While the Fund's broader stock exposure hurt relative performance during the first half of the period, it helped performance during the first six months of 2016 when the return of the Fund outperformed the S&P 500 Index 4.51% to 3.84%. Although the top ten stocks, by weighting, in the S&P 500 contributed 1.39% to the overall 3.84%, the broader stock exposure of the Fund has shown to be more successful thus far in 2016.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C		Class I	Class R6
INCEPTION DATE	11/19/12		11/19/12		11/19/12	3/31/16
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Net Asset Value	CEMP US Large Cap 500 Volatility Weighted Index(1)	S&P 500 Index(2)
One Year	2.23%	–3.65%	1.46%	0.54%	2.42%	N/A	3.19%	3.99%
Three Year	10.11%	7.94%	9.30%	9.30%	10.40%	N/A	30.93%	32.46%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	11.38%	11.04%	12.52%	12.52%	13.68%	1.83%	N/A	N/A
Expense Ratios
Gross	1.42%		2.52%		1.30%	42.90%
With Applicable Waivers	0.99%		1.74%		0.74%	0.74%

Victory Equity Funds

Victory CEMP US 500 Volatility Wtd Index Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1CEMP US Large Cap 500 Volatility Weighted Index is an unmanaged index. The CEMP US Large Cap 500 Volatility Weighted Index consists of 500 of the largest U.S. stocks with consistent positive earnings and with an equal weighting of risk among all 500 stocks. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Equity Funds

Victory CEMP US Small Cap Volatility Wtd Index
Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP US Small Cap Volatility Wtd Index Fund is designed to track the performance of the CEMP US Small Cap 500 Volatility Weighted Index before expenses.

For the fiscal year ended June 30, 2016, the Fund (A shares at net asset value) returned -2.40% compared to the Russell 2000 Index's return of -6.73% over the same time period. This outperformance was primarily due to the Fund's broader risk weighted diversification versus the Russell 2000 Index across a wide range of stocks within many sectors including Health Care, Technology, Consumer Discretionary, and Energy, to name a few. Financials and Materials were the only sectors that provided a negative contribution for the fiscal year.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	CEMP US Small Cap Volatility Weighted Index(1)	Russell 2000 Index(2)
One Year	–2.40%	–8.01%	–3.17%	–4.06%	–2.23%	–1.25%	–6.73%
Three Year	8.56%	6.44%	7.92%	7.92%	8.88%	24.56%	14.77%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	13.13%	11.29%	12.41%	12.41%	13.46%	N/A	N/A
Expense Ratios
Gross	1.88%		2.70%		1.58%
With Applicable Waivers	0.99%		1.74%		0.74%

Victory Equity Funds

Victory CEMP US Small Cap Volatility Wtd Index Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1The CEMP US Small Cap 500 Volatility Weighted Index is an unmanaged index consisting of 500 of the largest U.S. small cap stocks $3 Billion or less with consistent positive earnings and with an equal weighting of risk among all 500 stocks. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Index is not actively managed and does not reflect any deduction of fees, expenses or taxes. An investor may not invest directly into the Index.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Equity Funds

Victory CEMP International Volatility Wtd Index
Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP International Volatility Wtd Fund is designed to track the performance of the CEMP International 500 Volatility Weighted Index.

For the fiscal year ended June 30, 2016, the Fund (A shares at net asset value) returned -9.00% compared to the MSCI EAFE Index's return of -10.16%. This outperformance was primarily due to the positive impact of Japan, Switzerland, Germany and Spain. Canada had a negative impact for the CEMP Index in 2015, but with its strong recovery the first six months of 2016, it has benefited the broad diversification of the Fund more recently. Hong Kong and France provided a negative impact to the Fund's performance relative to the MSCI EAFE Index over the same period.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	CEMP International 500 Volatility Weighted Index(1)	MSCI EAFE Index(2)
One Year	–9.00%	–14.26%	–9.59%	–10.50%	–8.63%	–8.41%	–10.16%
Three Year	2.49%	0.49%	1.74%	1.74%	2.79%	6.51%	0.99%
Five Year	N/A	N/A	N/A	N/A	8.14%	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	4.85%	3.15%	4.10%	4.10%	5.16%	N/A	N/A
Expense Ratios
Gross	2.72%		7.73%		3.39%
With Applicable Waivers	1.10%		1.85%		0.85%

Victory Equity Funds

Victory CEMP International Volatility Wtd Index
Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1The CEMP International 500 Volatility Weighted Index is an unmanaged index consisting of 500 of the largest developed country stocks with consistent positive earnings and with an equal weighting of risk among all 500 stocks. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2The MSCI EAFE Index is an unmanaged index comprised of the MSCI country indexes capturing large and mid-cap equities across developed markets in Europe, Australasia and the Far East, excluding the U.S. and Canada. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Equity Long/Cash Funds

Victory CEMP US 500 Enhanced Volatility
Wtd Index Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP US 500 Enhanced Volatility Wtd Fund is designed to track the performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.

For the fiscal year ended June 30, 2016 the Fund (A shares at net asset value) underperformed the S&P 500, 2.17% versus 3.99% due to the Fund's broader stock exposure relative to the S&P 500 Index and the sizable position impact that Amazon, Microsoft, Google and Facebook had on the S&P 500 Index in the fourth quarter of 2015. The contribution of these four stocks provided a positive return for the S&P 500 Index in calendar year 2015 compared to the average negative return of the remaining stocks in the cap weighted S&P 500 Index.

The Consumer Discretionary, Telecommunication and Financial sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. This is primarily due to the differences in weighting of the CEMP Index's weightings of these sectors compared to those of the S&P 500 Index. Utilities, Health Care and Materials provided positive contributions to the Fund during this period.

While the Fund's broader stock exposure hurt relative performance during the first half of the period, it helped performance during the first six months of 2016 when the return of the Fund outperformed the S&P 500 Index 4.53% to 3.84%. Although the top ten stocks, by weighting, in the S&P 500 contributed 1.39% to the overall 3.84%, the broader stock exposure of the Fund has shown to be more successful thus far in 2016.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	CEMP US Large Cap 500 Long/Cash Volatility Weighted Index(1)	S&P 500 Index(2)
One Year	2.17%	–3.69%	1.42%	0.44%	2.42%	3.19%	3.99%
Three Year	9.81%	7.68%	8.98%	8.98%	10.07%	30.93%	32.46%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	13.02%	11.18%	12.17%	12.17%	13.28%	N/A	N/A
Expense Ratios
Gross	1.28%		2.11%		1.11%
With Applicable Waivers	0.99%		1.74%		0.74%

Victory Equity Long/Cash Funds

Victory CEMP US 500 Enhanced Volatility
Wtd Index Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1CEMP U.S. Large Cap 500 Long-Cash Volatility Weighted Index is an unmanaged index based on the month end price of the CEMP U.S. Large Cap 500 Volatility Weighted Index. The index seeks to limit risk during unfavorable market conditions by reducing its exposure to the market. During a period of market decline, the Index's exposure to the market may be as low as 25% depending on the magnitude of such decline. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index does not reflect any fees or expenses.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Equity Long/Cash Funds

Victory CEMP US EQ Income Enhanced Volatility
Wtd Index Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP US EQ Income Enhanced Volatility Wtd Fund is designed to track the performance of the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before expenses.

Since its inception on January 4, 2016 through the fiscal period ended June 30, 2016, the Fund (A shares at net asset value) returned 12.67% compared to the S&P 500 Index's return of 5.43% for the same period. This outperformance was primarily due to the strong demand for dividend paying stocks and the performance of the Utilities and Consumer Staples sectors. With fixed income yields being historically low, many investors are searching for yield and moving toward income producing equities. The Consumer Discretionary and Energy sectors provided a negative contribution relative to the S&P 500 Index since the Fund's inception.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C		Class I
INCEPTION DATE	12/31/15		12/31/15		12/31/15
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	CEMP US Large Cap High Dividend 100 Volatility Weighted Index(1)	S&P 500 Index(2)
One Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Three Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	12.67%	6.19%	12.30%	11.30%	12.79%	N/A	N/A
Expense Ratios
Gross	5.19%		4.50%		4.08%
With Applicable Waivers	0.99%		1.74%		0.74%

Victory Equity Long/Cash Funds

Victory CEMP US EQ Income Enhanced Volatility
Wtd Index Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated December 22, 2015. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1CEMP US Large Cap High Dividend 100 Volatility Weighted Index is an unmanaged index based on a universe which begins with the highest 100 dividend-yielding stocks of the CEMP US Large Cap 500 Volatility Weighted Index.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Equity Long/Cash Funds

Victory CEMP International Enhanced Volatility
Wtd Index Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP International Enhanced Volatility Wtd Index Fund is designed to track the performance of the CEMP International Long/Cash 500 Volatility Weighted Index before expenses.

For the fiscal year ended June 30, 2016, the Fund (A shares at net asset value) returned -15.40% compared to the MSCI EAFE Index Fund's return of -10.16%.

The Fund's underperformance to the MSCI EAFE Index was primarily due to the implementation of the Long/Cash feature of the Fund's underlying index, the CEMP International 500 Long/Cash Volatility Weighted Index, which was triggered when the index declined more than 12% below its all-time daily high value ending in September 2015 and again ending in January 2016. As a result, the Fund held a 75% cash position in October and again during February and March. Though marked by high volatility and uncertainty, these months happened to be strong rebound months for stock markets across the developed countries, and the MSCI EAFE Index benefited. When the Fund returned to full investment in November and in April, it had missed much of the upswing in the markets, leading to the Fund's underperformance.

Japan, Switzerland, Germany and Spain provided a positive contribution to the Fund. Hong Kong and France provided a negative impact to the Fund's performance over the same period. While Canada had a negative impact during calendar year 2015, its strong recovery during the first six months of 2016 helped broaden the diversification of the Fund and has contributed positively during the more recent period.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	CEMP International Long/Cash Volatility Weighted Index(1)	MSCI EAFE Index(2)
One Year	–15.40%	–20.26%	–16.07%	–16.90%	–15.27%	–15.04%	–10.16%
Three Year	–0.34%	–2.29%	–1.11%	–1.11%	–0.13%	–1.18%	0.99%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	1.24%	–0.41%	0.47%	0.47%	1.43%	N/A	N/A
Expense Ratios
Gross	1.93%		3.18%		1.67%
With Applicable Waivers	1.10%		1.85%		0.85%

Victory Equity Long/Cash Funds

Victory CEMP International Enhanced Volatility
Wtd Index Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1CEMP International 500 Long/Cash Volatility Weighted Index is an unmanaged index based on the month end price of the CEMP International 500 Volatility Weighted Index. The index seeks to limit risk during unfavorable market conditions by reducing its exposure to the market. During a period of market decline, the Index's exposure to the market may be as low as 25% depending on the magnitude of such decline. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE Index is composed of companies representative of the market structure of Developed Market countries. The index includes reinvestment of dividends, net of foreign withholding taxes. The Index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly into the Index.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Commodity Funds

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP Commodity Volatility Wtd Index Strategy Fund is designed to track the performance of the CEMP Commodity Volatility Weighted Index ("CEMP Commodity Index").

For the fiscal year ended June 30, 2016, the Fund (A shares at net asset value) outperformed the Bloomberg Commodity Index -5.41% to -13.32%. This outperformance is primarily due to the Fund's relative positions in crude oil. The Bloomberg Commodity Index had a greater than 17% position in crude oil (a combination of West Texas and Brent crude oil positions). In contrast, CEMP Commodity Index's allocation to total crude oil position was only 3.2%. For the year ended June 30, 2016, crude oil fell over -35% and the Fund benefited from this underallocation.

The Fund achieved its investment objective during the period by seeking its exposure to commodities through commodity futures, a form of derivative. The Fund held cash and cash equivalents as collateral against the Fund's futures positions. These cash positions did not have a material impact on the Fund's performance. The Fund lagged the Bloomberg Commodity Index in the Softs sector due to the Fund holding a smaller allocation of Sugar.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	CEMP Commodity Volatility Weighted Index(1)	Bloomberg Commodity Index(2)
One Year	–5.41%	–10.87%	–6.10%	–7.04%	–5.11%	–4.46%	–13.32%
Three Year	–5.29%	–7.14%	–6.02%	–6.02%	–5.01%	–13.78%	–29.40%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	–7.57%	–9.07%	–8.27%	–8.27%	–7.31%	N/A	N/A
Expense Ratios
Gross	1.99%		1.85%		1.70%
With Applicable Waivers	1.10%		3.21%		0.85%

Victory Commodity Funds

Victory CEMP Commodity Volatility Wtd Index Strategy Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1CEMP Commodity Volatility Weighted Index is an unmanaged index consisting of the 20 most liquid commodities with an equal weighting of risk among all the 20 commodities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2Bloomberg Commodity Index is an unmanaged index made up of 22 exchange-traded futures on physical commodities. The index currently represents 20 commodities, which are weighted to account for economic significance and market liquidity. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Commodity Long/Cash Funds

Victory CEMP Commodity Enhanced Volatility
Wtd Index Strategy Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund is designed to track the performance of the CEMP Commodity Long/Cash Volatility Weighted Index ("CEMP Commodity Index").

For the fiscal year ended June 30, 2016, the Fund (A shares at net asset value) outperformed the Bloomberg Commodity Index -2.10% to -13.32%. This outperformance was primarily due to its relative positions in crude oil and its defensive cash position for a part of the period.

The Bloomberg Commodity Index had a greater than 17% position in crude oil (a combination of West Texas and Brent crude oil positions). In contrast, CEMP Commodity Index's allocation to total crude oil position was only 3.2%. For the year ended June 30, 2016, crude oil fell over -35% and the Fund benefited from this underallocation.

In addition, from June 30, 2015 through November 30, 2015, the Fund held approximately 75% of its portfolio in cash in conformity with the Long/Cash strategy of the CEMP Commodity Index it tracks. The Fund returned to full investment in commodities on December 1, 2015. During this period, the Bloomberg Commodity Index returned approximately -21%, resulting in positive relative performance for the Fund.

The Fund achieved its investment objective during the period by seeking its exposure to commodities through commodity futures, a form of derivative. The Fund held cash and cash equivalents as collateral against the Fund's futures positions. These cash positions did not have a material impact on the Fund's performance. The Fund lagged the Bloomberg Commodity Index in the Softs sector due to the Fund holding a smaller allocation of Sugar.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	CEMP Commodity Long/Cash Volatility Weighted Index(1)	Bloomberg Commodity Index(2)
One Year	–2.10%	–7.70%	–2.63%	–3.60%	–1.63%	–0.48%	–13.32%
Three Year	–3.41%	–5.29%	–4.10%	–4.10%	–3.11%	–4.57%	–29.40%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	–4.52%	–6.07%	–5.23%	–5.23%	–4.22%	N/A	N/A
Expense Ratios
Gross	2.06%		3.83%		1.80%
With Applicable Waivers	1.10%		1.85%		0.85%

Victory Commodity Long/Cash Funds

Victory CEMP Commodity Enhanced Volatility
Wtd Index Strategy Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1CEMP Commodity Long/Cash Volatility Weighted Index is an unmanaged index based on the daily price of the CEMP Commodity Volatility Weighted Index.

2Bloomberg Commodity Index is an unmanaged index made up of 22 exchange-traded futures on physical commodities. The index currently represents 20 commodities, which are weighted to account for economic significance and market liquidity. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Equity Long/Short Funds

Victory CEMP Long/Short Strategy Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP Long/Short Strategy Fund's objective is capital appreciation. The Fund seeks to achieve its investment objective by investing in long and short U.S. equity securities while attempting to maintain a lower correlation to the fluctuation of the domestic equity markets. The Fund seeks a position target of approximately 60% net long U.S. equities. Its long position currently consists of securities that comprise the CEMP US Large Cap 500 Volatility Weighted Index. The Fund's short position currently is in a capitalization weighted index via S&P 500 equity futures.

For fiscal year ended June 30, 2016, the Fund (A shares at net asset value) returned 0.15% compared to the -2.67% of the Barclay Hedge Equity Long/Short Index and the 3.99% return of the S&P 500 Index for the same period. The Consumer Discretionary, Telecommunication and Financial sectors contributed negatively to the Fund's performance relative to the S&P 500 Index over the last 12 months. Utilities, Health Care and Materials provided positive contributions to the Fund during this period.

The Fund currently has a long 90% position in the CEMP US Large Cap 500 Volatility Weighted Index and a 30% short position in the S&P 500 Index. The short futures position helped lower the Fund's volatility compared to the S&P 500 Index over the fiscal year, though the short futures were a drag on performance as the S&P 500 Index increased during the year.

Average Annual Total Return

Year Ended June 30, 2016

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Barclay Equity Long/Short Index(1)	S&P 500 Index(2)
One Year	0.15%	–5.59%	–0.52%	–1.47%	0.44%	–2.60%	3.99%
Three Year	3.30%	1.29%	2.56%	2.56%	3.62%	9.48%	32.46%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	3.75%	2.06%	2.88%	2.88%	4.04%	N/A	N/A
Expense Ratios
Gross	1.84%		3.15%		1.20%
With Applicable Waivers	1.45%		2.20%		1.72%

Victory Equity Long/Short Funds

Victory CEMP Long/Short Strategy Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1Barclay Equity Long/Short Index is an unmanaged index who's strategy involves equity oriented investing on both the long and short sides of the market. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index do not reflect any fees or expenses.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Bond Replacement Funds

Victory CEMP Market Neutral Income Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP Market Neutral Income Fund seeks to achieve high current income. The rules-based methodology invests an equal amount in securities of the CEMP US and International High Dividend Indexes for high-dividend income. The Fund seeks to offset the market risk by shorting an equal amount of highly correlated equity future contracts, such as the S&P 500 Index, Russell 2000 Index, or MSCI EAFE Index.

For the year ended June 30, 2016, the Fund (A shares at net asset value) returned 2.54% compared to the 3.93% return of the Barclays U.S Government Intermediate Index and -4.06% for the Barclays Capital Global Treasury ex U.S. Index. While global markets experienced a volatile year due to interest rate fears and the economic uncertainty over the United Kingdom's vote to withdraw from the European Union, the Fund had a positive return.

On an absolute basis, the spread between the Fund's long positions in securities of the CEMP Large Cap High Dividend 100 Volatility Weighted Index and its short position in S&P 500 Index equity futures provided a positive contribution to the Fund's performance. The spread between the Fund's long positions in securities of the CEMP U.S. Small Cap High Dividend 100 Volatility Weighted Index and its short position in Russell 2000 Index equity futures also provided a positive contribution to Fund performance.

The spread between the Fund's long position in NASDAQ Index futures and its short position in S&P 500 Index equity futures provided a negative contribution to the Fund's overall performance. The long positions in the securities of the CEMP International High Dividend 100 Volatility Index and its short position in the MSCI EAFE Index also provided a negative contribution to the Fund's performance. The Fund's short futures positions helped lower the Fund's volatility over the fiscal year.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C		Class I
INCEPTION DATE	11/19/12		11/19/12		11/19/12
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	Net Asset Value	Barclays Capital Global Treasury ex. U.S. Index(1)	Barclays U.S. Government Intermediate Index(2)
One Year	2.54%	–3.32%	1.75%	0.78%	2.77%	14.43%	3.93%
Three Year	0.64%	–1.34%	–13.13%	2.30%	0.92%	6.43%	7.28%
Five Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	–0.06%	–1.68%	–0.83%	–0.83%	0.23%	N/A	N/A
Expense Ratios
Gross	1.06%		2.48%		1.05%
With Applicable Waivers	0.90%		1.65%		0.65%

Victory Bond Replacement Funds

Victory CEMP Market Neutral Income Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1The Barclays Capital Global Treasury Ex U.S. Index is an unmanaged index which includes government bonds issued by investment-grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2The Barclays U.S. Government Intermediate Index is an unmanaged index which includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 10 years, are rated investment grade, and have $250 million or more of outstanding face value. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Multi-Asset Class Funds

Victory CEMP Multi-Asset Balanced Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP Multi-Asset Balanced Fund is a moderate asset allocation fund offering exposure to multiple asset classes (growth and income) within one mutual fund. The Fund seeks to achieve its objective of total return by investing in a mix of affiliated underlying funds, including exchange-traded funds ("ETFs") and mutual funds advised by the Fund's investment adviser ("Victory Funds").

Because the Fund follows a rules-based asset allocation strategy, the performance of the Fund is not intended to track or correlate to the performance of any particular securities index. The Adviser does not take into consideration the market capitalization of the equity securities in which the Fund invests in making investment decisions for the Fund and, therefore, the Fund may invest across a range of market capitalizations.

For the year ended June 30, 2016, the Fund (A shares at net asset value) returned -1.63%, compared to the return of -2.78% of the MSCI World Stock Index and the return of -5.49% of the Barclay Hedge Fund of Fund Index. Domestic and international markets experienced a volatile year due to the uncertainty of the Federal Reserve's rate hike as well as the United Kingdom's vote to withdraw from the European Union. While the major U.S. equity markets experienced single digit positive returns, many of the international markets experienced substantial losses. The Fund's diversified positions in U.S. equities, international equities, commodities and other alternative asset classes provided the expected low correlation and volatility compared to traditional equity and bond markets.

The positive contributors to the Fund's performance during this period were the Victory CEMP Market Neutral Income Fund and the Victory CEMP US 500 Enhanced Volatility Wtd Index Fund. The Victory CEMP International Enhanced Volatility Wtd Index Fund, the Victory CEMP International Volatility Wtd Index Fund and the Victory CEMP Emerging Market Volatility Wtd Index Fund provided most of the negative contribution to the Fund during the same period.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C
INCEPTION DATE	12/31/08		12/31/08
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	MSCI World Stock Index(1)	Barclay Capital Global Treasury ex. U.S. Index(2)	S&P 500 Index(3)	Barclay Hedge Fund of Funds Index(4)
One Year	–1.63%	–7.26%	–2.47%	–3.36%	–2.78%	14.43%	3.99%	–5.49%
Three Year	3.03%	1.02%	2.24%	2.24%	16.21%	6.43%	32.46%	4.17%
Five Year	1.95%	0.75%	1.26%	1.26%	40.37%	0.17%	80.69%	7.07%
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	5.35%	4.52%	4.62%	4.62%	N/A	N/A	N/A	N/A
Expense Ratios
Gross	0.85%		1.74%
With Applicable Waivers	0.50%		1.25%

Victory Multi-Asset Class Funds

Victory CEMP Multi-Asset Balanced Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1The MSCI World Stock Index is an unmanaged index and is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2Barclays Capital Global Treasury Ex U.S. Index is an unmanaged index which includes government bonds issued by investment-grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

3The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

4The Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds in the Barclay database. The index is simply the arithmetic average of the net returns of all the Fund of Funds that have reported that month. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Multi-Asset Class Funds

Victory CEMP Global High Dividend Defensive
Fund

Portfolio Review
June 30, 2016 (Unaudited)

During the period, the Victory CEMP Global High Dividend Defensive Fund (formerly the Victory CEMP Multi-Asset Growth Fund) sought to achieve its investment objective of long-term capital appreciation by investing in a portfolio of equities, fixed income securities and futures contracts (including commodity, currency and financial futures) across a broad range of global equities including, but not limited to, U.S., international and emerging markets stocks, including small, mid and large capitalization companies.

For the year ended June 30, 2016, the Fund (A shares at net asset value) returned -0.33% compared to the -2.78% return of the MSCI World Index, the Fund's benchmark index during the period for comparative purposes. Domestic and international markets experienced a volatile year due to the uncertainty of the Federal Reserve's rate hike as well as the United Kingdom's vote to withdraw from the European Union. While the major U.S. equity indices etched out single digit positive returns, many of the international markets experienced substantial losses.

In absolute terms, the performance of the Victory CEMP U.S. Equity Income Enhanced Volatility Weighted ETF, the Victory U.S. Large Cap High Dividend Volatility Weighted ETF, and the Victory CEMP U.S. Small Cap High Dividend Volatility Weighted ETF contributed the most to the Fund's positive performance. The Victory CEMP International High Dividend Volatility Weighted ETF provided almost all of the negative performance contribution to the Fund over the fiscal year.

The Fund changed its investment objective, principal investment strategy, benchmark and name on July 12, 2016.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C
INCEPTION DATE	12/31/08		12/31/08
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	MSCI World Stock Index(1)	Barclay Capital Global Treasury ex. U.S. Index(2)	S&P 500 Index(3)	Barclay Hedge Fund of Funds Index(4)
One Year	–0.33%	–6.05%	–1.05%	–1.81%	–2.78%	14.43%	3.99%	–5.49%
Three Year	6.60%	4.51%	5.78%	5.78%	16.21%	6.43%	32.46%	4.17%
Five Year	2.77%	1.56%	2.00%	2.00%	40.37%	0.17%	80.69%	7.07%
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	6.65%	5.81%	5.82%	5.82%	N/A	N/A	N/A	N/A
Expense Ratios
Gross	1.17%		1.93%
With Applicable Waivers	0.50%		1.25%

Victory Multi-Asset Class Funds

Victory CEMP Global High Dividend Defensive
Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1The MSCI World Stock Index is an unmanaged index and is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2Barclays Capital Global Treasury Ex U.S. Index is an unmanaged index which includes government bonds issued by investment-grade countries outside the United States, in local currencies, that have a remaining maturity of one year or more and are rated investment grade. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

3The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

4The Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds in the Barclay database. The index is simply the arithmetic average of the net returns of all the Fund of Funds that have reported that month. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Multi-Asset Class Funds

Victory CEMP Alternative Strategies Fund

Portfolio Review
June 30, 2016 (Unaudited)

The Victory CEMP Alternative Strategies Fund seeks to achieve its long-term capital appreciation objective while maintaining a low correlation to stock and bond markets. The Fund seeks to achieve its investment objective by investing in affiliated alternative investment Funds (other Victory Funds).

For the year ended June 30, 2016, the Fund (A shares at net asset value) returned -1.59%, compared to the -2.78% return of the MSCI World Stock Index and the -5.49% return of the Barclay Hedge Fund of Fund Index. Markets experienced a volatile year while trying to absorb the ramifications of the Federal Reserve's first rate hike in nearly a decade. Adding to economic uncertainty was the United Kingdom's vote to exit from the European Union.

During the year, the Fund maintained low correlation to stock and bond markets due to its diversification.

In absolute terms, the Fund's Victory CEMP Market Neutral Income Fund and the Victory CEMP Long/Short Fund holdings provided positive contributions during the period while Victory CEMP Commodity Weighted Index Strategy Fund and Victory CEMP Commodity Enhanced Volatility Weighted Index Strategy Fund holdings contributed to the Fund's negative returns during the period. However, Commodities contributed to the Fund's low correlation even though the asset class experienced recent global markdowns due to excess supply. For the first six months of 2016, the Fund returned 4.06% largely due to the strong recovery of the commodity markets.

Average Annual Return

Year Ended June 30, 2016

	Class A		Class C
INCEPTION DATE	12/30/09		12/31/08
	Net Asset Value	Maximum Offering Price	Net Asset Value	Contingent Deferred Charges	MSCI World Stock Index(1)	S&P 500 Index(2)	Barclay Hedge Fund Index(3)	Barclay Hedge Fund of Funds Index(4)
One Year	–1.59%	–7.26%	–2.35%	–3.31%	–2.78%	3.99%	–2.48%	–5.49%
Three Year	1.67%	–0.30%	0.91%	0.91%	16.21%	32.46%	8.97%	4.17%
Five Year	–1.43%	–2.59%	–2.16%	–2.16%	40.37%	80.69%	16.78%	7.07%
Ten Year	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Since Inception	0.49%	–0.42%	–0.28%	–0.28%	N/A	N/A	N/A	N/A
Expense Ratios
Gross	0.86%		1.82%
With Applicable Waivers	0.50%		1.25%

Victory Multi-Asset Class Funds

Victory CEMP Alternative Strategies Fund (continued)

Comparison of the Change in Value of a $10,000 Investment

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month's end, please visit www.compassemp.com.

The above expense ratios are from the Fund's prospectus dated October 28, 2015, as supplemented December 24, 2015. Additional information pertaining to the Fund's expense ratios as of June 30, 2016 can be found in the financial highlights.

The maximum offering price (MOP) reflects a maximum sales charge of 5.75% for Class A Shares. Class C Shares are not subject to an initial sales charge, but are subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. NAV does not reflect sales charges. The total return figures set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Some fee waivers are voluntary and may be modified or terminated at any time.

1MSCI World Stock Index is an unmanaged index and is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

2The S&P 500 Index, an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges and is not representative of the Fund. It is not possible to invest directly in an index.

3The Barclay Hedge Fund Index is a measure of the average return of all hedge funds (except Funds of Funds) in the Barclay database. The index is simply the arithmetic average of the net returns of all the funds that have reported that month. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

4The Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds in the Barclay database. The index is simply the arithmetic average of the net returns of all the Fund of Funds that have reported that month. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the index returns do not reflect any fees or expenses.

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (97.9%)
Consumer Discretionary (16.5%):
Advance Auto Parts, Inc.	133	$21,497
AMC Networks, Inc., Class A (a)	378	22,839
Aramark	812	27,137
AutoNation, Inc. (a) (b)	678	31,852
AutoZone, Inc. (a)	45	35,723
Bed Bath & Beyond, Inc.	451	19,492
Best Buy Co., Inc.	726	22,216
BorgWarner, Inc.	1,190	35,129
Burlington Stores, Inc. (a)	545	36,357
CarMax, Inc. (a)	522	25,594
Carnival Corp., Class A	543	24,001
Carter's, Inc.	287	30,557
CBS Corp., Class B	502	27,329
Chipotle Mexican Grill, Inc. (a)	43	17,319
Coach, Inc.	571	23,263
Comcast Corp., Class A	557	36,311
Darden Restaurants, Inc. (b)	454	28,756
Dick's Sporting Goods, Inc.	361	16,267
Discovery Communications, Inc., Class A (a) (b)	779	19,654
Dollar General Corp.	415	39,010
Domino's Pizza, Inc.	207	27,196
DR Horton, Inc.	999	31,449
Foot Locker, Inc.	535	29,350
Ford Motor Co.	2,181	27,415
General Motors Co.	916	25,923
Gentex Corp.	2,448	37,821
Genuine Parts Co.	396	40,095
Hanesbrands, Inc.	1,103	27,718
Harley-Davidson, Inc.	702	31,801
Harman International Industries, Inc.	317	22,767
Hasbro, Inc.	340	28,556
Hilton Worldwide Holdings, Inc.	1,164	26,225
Hyatt Hotels Corp., Class A (a)	636	31,253
Johnson Controls, Inc.	768	33,992
Kohl's Corp.	438	16,609
L Brands, Inc.	334	22,421
Las Vegas Sands Corp.	368	16,004
Lear Corp.	271	27,577
Leggett & Platt, Inc.	570	29,133
Lennar Corp., Class A	494	22,773
LKQ Corp. (a)	760	24,092
Lowe's Cos., Inc.	451	35,706
Macy's, Inc.	667	22,418
Marriott International, Inc., Class A	376	24,989
McDonald's Corp.	324	38,989
Michaels Cos., Inc. (The) (a)	1,546	43,968
Mohawk Industries, Inc. (a)	176	33,397
Netflix, Inc. (a)	146	13,356

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Newell Rubbermaid, Inc.	590	$28,656
NIKE, Inc., Class B	485	26,772
Nordstrom, Inc.	488	18,568
NVR, Inc. (a)	14	24,925
Omnicom Group, Inc.	474	38,626
O'Reilly Automotive, Inc. (a)	117	31,719
Panera Bread Co., Class A (a)	83	17,591
Polaris Industries, Inc. (b)	327	26,736
PulteGroup, Inc.	1,709	33,308
PVH Corp.	301	28,363
Ralph Lauren Corp.	402	36,027
Ross Stores, Inc.	447	25,340
Royal Caribbean Cruises Ltd.	277	18,601
Sally Beauty Holdings, Inc. (a)	1,242	36,527
Scripps Networks Interactive, Inc., Class A	264	16,439
Service Corp. International	780	21,091
Servicemaster Global Holding (a)	767	30,527
Signet Jewelers Ltd.	203	16,729
Sirius XM Holdings, Inc. (a)	9,519	37,600
Skechers U.S.A., Inc., Class A (a)	775	23,033
Starbucks Corp.	521	29,760
Starwood Hotels & Resorts Worldwide, Inc.	391	28,914
Target Corp.	400	27,928
TEGNA, Inc.	731	16,937
The Gap, Inc. (b)	833	17,676
The Home Depot, Inc.	271	34,604
The Priceline Group, Inc. (a)	18	22,471
The Sherwin-Williams Co.	101	29,661
The TJX Cos., Inc.	410	31,664
The Walt Disney Co.	301	29,444
Tiffany & Co.	503	30,502
Time Warner, Inc.	384	28,239
Toll Brothers, Inc. (a)	957	25,753
Tractor Supply Co.	446	40,666
TripAdvisor, Inc. (a)	462	29,707
Twenty-First Century Fox, Inc.	1,013	27,402
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	152	37,033
Under Armour, Inc., Class A (a)	434	17,416
VF Corp.	383	23,551
Whirlpool Corp.	179	29,829
Williams-Sonoma, Inc.	255	13,293
Wyndham Worldwide Corp.	372	26,498
Yum! Brands, Inc.	265	21,974
		2,491,396
Consumer Staples (9.2%):
Altria Group, Inc.	644	44,410
Archer-Daniels-Midland Co.	700	30,023
Brown-Forman Corp., Class B	391	39,006
Bunge Ltd.	771	45,606
Campbell Soup Co. (b)	639	42,513

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Casey's General Stores, Inc.	231	$30,379
Church & Dwight Co., Inc.	436	44,860
Coca-Cola European Partners PLC	436	15,561
Constellation Brands, Inc., Class A	234	38,704
Costco Wholesale Corp.	253	39,730
Coty, Inc., Class A (b)	660	17,153
CVS Health Corp.	335	32,073
Dr Pepper Snapple Group, Inc.	421	40,681
Estee Lauder Cos., Inc., Class A	333	30,310
General Mills, Inc.	692	49,354
Herbalife Ltd. (a)	683	39,976
Hormel Foods Corp.	779	28,511
Ingredion, Inc.	115	14,882
McCormick & Co., Inc.	284	30,294
Mead Johnson Nutrition Co.	391	35,483
Molson Coors Brewing Co., Class B	289	29,227
Monster Beverage Corp. (a)	184	29,571
PepsiCo, Inc.	471	49,898
Philip Morris International, Inc.	458	46,588
Pilgrim's Pride Corp.	1,001	25,505
Pinnacle Foods, Inc.	276	12,776
Reynolds American, Inc.	691	37,266
Rite AID Corp. (a)	3,577	26,792
Spectrum Brands Holdings, Inc. (b)	380	45,337
Sprouts Farmers Markets, Inc. (a)	909	20,816
Sysco Corp.	823	41,758
The Clorox Co.	327	45,254
The Coca-Cola Co.	1,148	52,038
The Kroger Co.	802	29,506
The Procter & Gamble Co.	521	44,113
TreeHouse Foods, Inc. (a)	323	33,156
Tyson Foods, Inc., Class A	365	24,378
Walgreens Boots Alliance, Inc.	307	25,564
Wal-Mart Stores, Inc.	486	35,488
WhiteWave Foods Co., Class A (a)	671	31,497
Whole Foods Market, Inc.	628	20,109
		1,396,146
Energy (2.0%):
Columbia Pipeline Group, Inc.	1,577	40,198
Exxon Mobil Corp.	340	31,872
FMC Technologies, Inc. (a)	988	26,350
Marathon Petroleum Corp.	465	17,651
ONEOK, Inc.	1,211	57,462
Phillips 66	291	23,088
Plains GP Holdings LP, Class A	3,587	37,412
Targa Resources Corp.	758	31,942
Tesoro Corp.	255	19,105
Valero Energy Corp.	304	15,504
		300,584

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Financials (14.4%):
Affiliated Managers Group, Inc. (a)	177	$24,916
Aflac, Inc.	597	43,080
Alleghany Corp. (a)	40	21,983
American Express Co.	496	30,137
American Financial Group, Inc.	335	24,767
Ameriprise Financial, Inc.	301	27,045
AmTrust Financial Services, Inc.	966	23,667
Arthur J. Gallagher & Co.	490	23,324
Bank of America Corp.	1,790	23,753
Bank of New York Mellon Corp.	755	29,332
BB&T Corp.	908	32,334
Berkshire Hathaway, Inc., Class B (a)	304	44,015
BlackRock, Inc.	83	28,430
Brown & Brown, Inc.	951	35,634
Capital One Financial Corp.	340	21,593
CBOE Holdings, Inc.	409	27,248
CBRE Group, Inc., Class A (a)	1,142	30,241
Cincinnati Financial Corp.	439	32,877
CIT Group, Inc.	714	22,784
Citigroup, Inc.	575	24,374
Citizens Financial Group, Inc.	1,198	23,936
CME Group, Inc.	322	31,363
Comerica, Inc.	953	39,198
Commerce Bank, Inc.	671	32,141
Discover Financial Services	615	32,958
East West BanCorp, Inc.	893	30,523
Erie Indemnity Co., Class A	258	25,630
FactSet Research Systems, Inc.	193	31,154
Fifth Third BanCorp	2,164	38,065
First Republic Bank	399	27,926
Franklin Resources, Inc.	752	25,094
Goldman Sachs Group, Inc.	185	27,487
Hartford Financial Services Group, Inc.	652	28,936
Huntington Bancshares, Inc.	3,234	28,912
Intercontinental Exchange, Inc.	127	32,507
Invesco Ltd.	661	16,882
Jones Lang LaSalle, Inc.	201	19,587
JPMorgan Chase & Co.	470	29,206
KeyCorp	1,689	18,663
Lincoln National Corp.	648	25,123
M&T Bank Corp.	258	30,503
Markel Corp. (a)	26	24,772
MarketAxess Holdings, Inc.	186	27,044
Marsh & McLennan Cos., Inc.	675	46,210
MetLife, Inc.	627	24,973
Moody's Corp.	312	29,238
Morgan Stanley	937	24,343
MSCI, Inc.	390	30,077
NASDAQ, Inc.	591	38,219

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Northern Trust Corp.	138	$9,144
Old Republic International Corp.	944	18,210
People's United Financial, Inc.	1,474	21,609
Principal Financial Group, Inc.	329	13,525
Prudential Financial, Inc.	341	24,327
Raymond James Financial, Inc.	757	37,320
Regions Financial Corp.	4,265	36,295
Reinsurance Group of America, Inc.	247	23,957
S&P Global, Inc.	288	30,891
SEI Investments Co.	620	29,828
Signature Bank (a)	209	26,108
State Street Corp.	430	23,186
SunTrust Banks, Inc.	739	30,358
SVB Financial Group (a)	94	8,945
Synchrony Financial (a)	1,000	25,280
T. Rowe Price Group, Inc.	453	33,055
TD Ameritrade Holding Corp.	825	23,492
TFS Financial Corp.	1,400	24,108
The Allstate Corp.	522	36,514
The Charles Schwab Corp.	818	20,704
The PNC Financial Services Group, Inc.	368	29,952
The Progressive Corp.	1,181	39,564
The Travelers Cos., Inc.	373	44,401
Torchmark Corp.	396	24,481
U.S. Bancorp	776	31,296
Unum Group	744	23,652
W.R. Berkley Corp.	728	43,621
Wells Fargo & Co.	649	30,717
		2,176,744
Health Care (10.5%):
Abbott Laboratories	711	27,949
Abbvie, Inc.	368	22,783
Acadia Healthcare Co., Inc. (a)	585	32,409
Aetna, Inc.	208	25,403
Align Technology, Inc. (a)	369	29,723
Amgen, Inc.	174	26,474
Anthem, Inc.	201	26,399
Becton, Dickinson & Co.	256	43,415
Biogen, Inc. (a)	65	15,718
Bruker Corp.	654	14,872
Cardinal Health, Inc.	385	30,034
Centene Corp. (a)	772	55,098
Cerner Corp. (a)	509	29,827
Cigna Corp.	201	25,726
Cooper Companies, Inc.	124	21,275
DENTSPLY SIRONA, Inc.	429	26,615
Edwards Lifesciences Corp. (a)	296	29,520
ELI Lilly & Co.	342	26,933
Envision Healthcare Holdings, Inc. (a)	1,316	33,387
Express Scripts Holding, Inc. (a)	479	36,308

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Gilead Sciences, Inc.	292	$24,359
HCA Holdings, Inc. (a)	319	24,566
Henry Schein, Inc. (a)	132	23,338
Hologic, Inc. (a)	640	22,144
Humana, Inc.	161	28,961
IDEXX Laboratories, Inc. (a)	356	33,058
Illumina, Inc. (a)	114	16,003
IMS Health Holdings, Inc. (a)	1,363	34,566
Intuitive Surgical, Inc. (a)	57	37,700
Johnson & Johnson	398	48,276
Laboratory Corp. of America Holdings (a)	257	33,479
Mallinckrodt PLC (a)	543	33,004
McKesson Corp.	170	31,731
Mednax, Inc. (a)	320	23,178
Merck & Co., Inc.	623	35,891
Mettler-Toledo International, Inc. (a)	50	18,246
Mylan NV (a)	344	14,875
Patterson Cos., Inc.	651	31,176
PerkinElmer, Inc.	548	28,726
Pfizer, Inc.	1,155	40,668
Quest Diagnostics, Inc.	254	20,678
Quintiles Transnational Holdings, Inc. (a)	321	20,968
Regeneron Pharmaceuticals, Inc. (a)	53	18,509
ResMed, Inc.	395	24,976
St. Jude Medical, Inc.	538	41,964
Stryker Corp.	351	42,060
Teleflex, Inc.	180	31,916
Thermo Fisher Scientific, Inc.	226	33,394
UnitedHealth Group, Inc.	236	33,323
Universal Health Services, Inc., Class B	198	26,552
Varian Medical Systems, Inc. (a)	327	26,889
VCA, Inc. (a)	494	33,399
Waters Corp. (a)	201	28,271
West Pharmaceutical Services, Inc.	462	35,057
		1,581,769
Industrials (17.2%):
3M Co.	228	39,927
A.O. Smith Corp.	484	42,644
Acuity Brands, Inc.	98	24,300
AGCO Corp.	487	22,952
Alaska Air Group, Inc.	390	22,733
Allison Transmission Holdings, Inc.	1,469	41,469
AMERCO, Inc.	90	33,710
American Airlines Group, Inc.	524	14,834
AMETEK, Inc.	848	39,203
Avery Dennison Corp.	253	18,912
BE Aerospace, Inc.	597	27,566
Boeing Co.	220	28,571
Carlisle Companies, Inc.	477	50,410
CH Robinson Worldwide, Inc.	249	18,488

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Cintas Corp.	188	$18,448
Copart, Inc. (a)	708	34,699
CSX Corp.	991	25,845
Cummins, Inc.	259	29,122
Danaher Corp.	441	44,540
Deere & Co.	340	27,554
Delta Air Lines, Inc.	530	19,308
Dover Corp.	360	24,955
Eaton Corp. PLC	486	29,029
Emerson Electric Co.	636	33,174
Equifax, Inc.	190	24,396
Expeditors International of Washington, Inc.	693	33,985
Fastenal Co.	577	25,613
Flowserve Corp.	555	25,069
Fortune Brands Home & Security, Inc.	475	27,536
General Dynamics Corp.	285	39,683
Graco, Inc.	398	31,438
Honeywell International, Inc.	314	36,524
Hubbell, Inc.	348	36,704
Huntington Ingalls Industries, Inc.	263	44,193
IDEX Corp.	269	22,085
IHS, Inc., Class A (a)	194	22,428
Illinois Tool Works, Inc.	367	38,227
Ingersoll-Rand PLC	518	32,986
J.B. Hunt Transport Services, Inc.	307	24,846
Jacobs Engineering Group, Inc. (a)	537	26,748
JetBlue Airways Corp. (a)	2,043	33,833
Kansas City Southern	257	23,153
KAR Auction Services, Inc.	682	28,467
Lennox International, Inc.	241	34,367
Lockheed Martin Corp.	197	48,890
Manpower, Inc.	249	16,021
Masco Corp.	933	28,867
Middleby Corp. (a)	261	30,080
MSC Industrial Direct Co., Inc.	247	17,428
Nielsen Holdings PLC	605	31,442
Nordson Corp.	177	14,799
Norfolk Southern Corp.	323	27,497
Northrop Grumman Corp.	186	41,344
Old Dominion Freight Line, Inc. (a)	607	36,608
Owens Corning, Inc.	683	35,188
PACCAR, Inc.	542	28,114
Parker Hannifin Corp.	282	30,470
Raytheon Co.	282	38,338
Republic Services, Inc., Class A	966	49,565
Robert Half International, Inc.	298	11,372
Rockwell Automation, Inc.	256	29,394
Rockwell Collins, Inc.	454	38,654
Rollins, Inc.	1,239	36,266
Roper Technologies, Inc.	193	32,918
See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Sensata Technologies Holding NV (a)	876	$30,564
Snap-on, Inc.	199	31,406
Southwest Airlines Co.	578	22,663
Spirit Aerosystems Holdings, Inc. (a)	494	21,242
Stanley Black & Decker, Inc.	337	37,481
Stericycle, Inc. (a)	202	21,032
Textron, Inc.	1,133	41,422
Toro Co.	313	27,607
TransDigm Group, Inc. (a)	150	39,554
Tyco International PLC	857	36,508
Union Pacific Corp.	344	30,014
United Continental Holdings, Inc. (a)	379	15,554
United Parcel Service, Inc., Class B	409	44,057
United Rentals, Inc. (a)	154	10,333
United Technologies Corp.	348	35,687
Verisk Analytics, Inc., Class A (a)	391	31,702
W.W. Grainger, Inc.	169	38,405
WABCO Holdings, Inc. (a)	314	28,753
Wabtec Corp.	399	28,022
Watsco, Inc.	284	39,957
Xylem, Inc.	750	33,488
		2,593,380
Information Technology (15.3%):
Activision Blizzard, Inc.	710	28,137
Adobe Systems, Inc. (a)	307	29,408
Agilent Technologies, Inc.	814	36,109
Akamai Technologies, Inc. (a)	356	19,911
Alliance Data Systems Corp. (a)	72	14,106
Alphabet, Inc., Class A (a)	33	23,216
Amdocs Ltd.	599	34,574
Amphenol Corp., Class A	547	31,360
Analog Devices, Inc.	414	23,449
ANSYS, Inc. (a)	392	35,574
Apple, Inc.	255	24,378
Applied Materials, Inc.	1,324	31,736
Arista Networks, Inc. (a)	383	24,658
ARRIS International PLC (a)	1,638	34,333
Arrow Electronics, Inc. (a)	352	21,789
Automatic Data Processing, Inc.	408	37,483
Avnet, Inc.	629	25,481
Booz Allen Hamilton Holdings Corp.	1,149	34,056
Broadridge Financial Solutions, Inc.	233	15,192
CA, Inc.	948	31,123
Cadence Design Systems, Inc. (a)	1,215	29,525
CDK Global, Inc.	660	36,623
CDW Corp.	766	30,701
Cisco Systems, Inc.	1,029	29,522
Citrix Systems, Inc. (a)	453	36,281
Cognizant Technology Solutions Corp., Class A (a)	447	25,586
Corning, Inc.	1,437	29,430

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
eBay, Inc. (a)	976	$22,848
Echostar Holding Corp. (a)	682	27,075
EMC Corp.	1,134	30,811
F5 Networks, Inc. (a)	268	30,509
Facebook, Inc., Class A (a)	205	23,427
Fidelity National Information Services, Inc.	423	31,167
Fiserv, Inc. (a)	359	39,034
Fleetcor Technologies, Inc. (a)	301	43,083
Flextronics International Ltd. (a)	2,083	24,579
FLIR Systems, Inc.	1,001	30,981
Gartner, Inc. (a)	320	31,171
Genpact Ltd. (a)	718	19,271
Global Payments, Inc.	466	33,263
HP, Inc.	1,667	20,921
Intel Corp.	937	30,734
International Business Machines Corp. (b)	227	34,454
IPG Photonics Corp. (a)	389	31,120
Jack Henry & Associates, Inc.	268	23,388
Juniper Networks, Inc.	1,064	23,929
Keysight Technologies, Inc. (a)	1,564	45,496
KLA-Tencor Corp.	861	63,069
Lam Research Corp.	332	27,908
Linear Technology Corp.	495	23,032
Mastercard, Inc., Class A	358	31,525
Microchip Technology, Inc. (b)	819	41,572
Micron Technology, Inc. (a)	2,774	38,170
Motorola Solutions, Inc.	393	25,926
NVIDIA Corp.	629	29,569
Oracle Corp.	865	35,404
Paychex, Inc.	722	42,959
Qualcomm, Inc.	383	20,517
Red Hat, Inc. (a)	352	25,555
Sabre Corp.	1,060	28,397
Seagate Technology PLC	886	21,583
Skyworks Solutions, Inc.	427	27,021
Symantec Corp.	955	19,616
Synopsys, Inc. (a)	797	43,102
Texas Instruments, Inc.	478	29,947
The Ultimate Software Group, Inc. (a)	152	31,964
The Western Union Co.	1,243	23,841
Total System Services, Inc.	690	36,646
Trimble Navigation Ltd. (a)	1,338	32,594
Tyler Technologies, Inc. (a)	296	49,346
Vantiv, Inc. (a)	624	35,318
VeriSign, Inc. (a)	274	23,691
Visa, Inc., Class A	415	30,781
VMware, Inc., Class A (a)	385	22,030
Western Digital Corp.	1,020	48,205
Xilinx, Inc.	708	32,660
		2,312,950

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Materials (4.8%):
Air Products & Chemicals, Inc.	229	$32,527
Albemarle Corp.	652	51,709
AptarGroup, Inc.	458	36,242
Ball Corp.	254	18,362
Bemis Co., Inc.	433	22,295
CF Industries Holdings, Inc.	795	19,160
Crown Holdings, Inc. (a)	511	25,892
Eastman Chemical Co.	443	30,080
Ecolab, Inc.	285	33,801
International Flavors & Fragrances, Inc.	138	17,398
International Paper Co.	666	28,225
LyondellBasell Industries NV, Class A	265	19,721
Martin Marietta Materials, Inc.	146	28,032
NewMarket Corp.	62	25,692
Packaging Corp. of America	553	37,012
PPG Industries, Inc.	297	30,933
Praxair, Inc.	338	37,988
Reliance Steel & Aluminum Co.	321	24,685
Sealed Air Corp.	601	27,628
Sonoco Products Co.	510	25,327
The Dow Chemical Co.	452	22,469
The Mosaic Co.	835	21,860
The Valspar Corp.	332	35,866
W.R. Grace & Co.	530	38,801
Westlake Chemical Corp.	747	32,061
		723,766
Telecommunication Services (0.8%):
AT&T, Inc.	1,256	54,272
CenturyLink, Inc.	731	21,206
Verizon Communications, Inc.	820	45,789
		121,267
Utilities (7.3%):
AGL Resources, Inc.	477	31,467
Alliant Energy Corp.	698	27,711
Ameren Corp.	514	27,540
American Electric Power Co., Inc.	584	40,933
American Water Works Co., Inc.	352	29,747
Aqua America, Inc.	701	24,998
Atmos Energy Corp.	302	24,559
CMS Energy Corp.	606	27,791
Consolidated Edison, Inc.	569	45,771
Dominion Resources, Inc.	619	48,240
DTE Energy Co.	449	44,505
Duke Energy Corp.	486	41,694
Eversource Energy	661	39,594
Exelon Corp.	1,980	71,992
Great Plains Energy, Inc.	1,125	34,200
ITC Holdings Corp.	802	37,550

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares or Principal Amount	Value
NextEra Energy, Inc.	353	$46,031
Oge Energy Corp.	1,225	40,119
PG&E Corp.	657	41,995
Pinnacle West Capital Corp.	532	43,124
Public Service Enterprise Group, Inc.	802	37,381
Questar Corp.	845	21,438
SCANA Corp.	246	18,612
Sempra Energy	370	42,187
TECO Energy, Inc.	1,488	41,128
The Southern Co.	881	47,248
WEC Energy Group, Inc.	673	43,947
Westar Energy, Inc.	537	30,120
Xcel Energy, Inc.	1,041	46,616
		1,098,238
Total Common Stocks (Cost $12,499,654)		14,796,240
Cash Equivalents (0.9%)
Citibank Money Market Deposit Account, 0.05% (c)	$130,351	130,351
Total Cash Equivalents (Cost $130,351)		130,351
Collateral for Securities Loaned (2.0%)
Fidelity Prime Money Market Portfolio, 0.43%	304,931	304,931
Total Collateral for Securities Loaned (Cost $304,931)		304,931
Total Investments (Cost $12,934,936) — 100.8%		15,231,522
Liabilities in excess of other assets — (0.8)%		(123,489)
NET ASSETS — 100.00%		$15,108,033

(a)  Non-income producing security.

(b)  All or portion of this security is on loan. See Note 2 to financial statements for market value of collateral.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

LP — Limited Partnership

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	2	9/16/16	$209,020	$3,324

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (95.9%)
Consumer Discretionary (15.7%):
Aaron's, Inc.	251	$5,494
AMC Entertainment Holdings, Inc., Class A	304	8,393
American Axle & Manufacturing Holdings, Inc. (a)	455	6,588
American Eagle Outfitters, Inc. (b)	498	7,933
Asbury Automotive Group, Inc. (a)	130	6,856
Biglari Holdings, Inc. (a)	33	13,311
BJ's Restaurants, Inc. (a)	245	10,738
Bloomin' Brands, Inc.	574	10,257
Bob Evans Farms, Inc.	265	10,057
Brinker International, Inc.	253	11,519
Buffalo Wild Wings, Inc. (a)	53	7,364
Caleres, Inc.	338	8,183
Cavco Industries, Inc. (a)	98	9,183
Choice Hotels International, Inc.	228	10,857
Cooper Tire & Rubber Co.	272	8,111
Cooper-Standard Holding (a)	146	11,533
Core-Mark Holding Co., Inc.	242	11,340
CST Brands, Inc.	306	13,183
Dave & Buster's Enterntainment, Inc. (a)	228	10,668
Denny's Corp. (a)	1,149	12,329
Diamond Resorts Internationa (a)	266	7,969
Dineequity, Inc.	143	12,124
Dorman Products, Inc. (a)	212	12,126
Drew Industries, Inc.	207	17,562
DSW, Inc., Class A	361	7,646
Entravision Communications Corp.	893	6,001
Ethan Allen Interiors, Inc. (b)	311	10,275
Express, Inc. (a)	420	6,094
Fiesta Restaurant Group, Inc. (a)	236	5,147
Five Below, Inc. (a)	243	11,278
Fossil Group, Inc. (a)	93	2,653
Francesca's Holdings Corp. (a)	439	4,851
Genesco, Inc. (a)	130	8,360
Gentherm, Inc. (a)	199	6,816
G-III Apparel Group Ltd. (a)	136	6,218
GNC Holdings, Inc.	196	4,761
Grand Canyon Education, Inc. (a)	258	10,299
Gray Television, Inc. (a)	509	5,523
Guess?, Inc.	423	6,366
Helen of Troy Ltd. (a)	105	10,798
Hibbett Sports, Inc. (a) (b)	244	8,489
HSN, Inc.	175	8,563
Installed Building Products, Inc. (a)	278	10,089
Interval Leisure Group, Inc.	574	9,127
iRobot Corp. (a)	288	10,103
Jack in the Box, Inc.	129	11,084
KB Home	567	8,624
Krispy Kreme Doughnuts, Inc. (a)	715	14,987

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Lands' End, Inc. (a)	323	$5,304
La-Z-Boy, Inc.	365	10,154
Lithia Motors, Inc.	97	6,894
Marriott Vacations Worldwide Corp.	121	8,287
Mattress Firm Holding Corp. (a) (b)	136	4,563
MDC Holdings, Inc.	449	10,929
Meredith Corp.	211	10,953
Meritage Homes Corp. (a)	220	8,259
Metaldyne Performance Group, Inc.	467	6,421
Monro Muffler Brake, Inc.	188	11,949
Movado Group, Inc.	225	4,878
Murphy USA, Inc. (a)	164	12,162
Nexstar Broadcasting Group, Inc., Class A	154	7,327
Nutrisystem, Inc.	317	8,039
Papa John's International, Inc.	169	11,492
Popeyes Louisiana Kitchen, Inc. (a)	221	12,075
Red Robin Gourmet Burgers, Inc. (a)	136	6,450
Restoration Hardware Holding (a)	164	4,704
Ruth's Hospitality Group, Inc.	735	11,723
Sinclair Broadcast Group, Inc., Class A	277	8,271
Smith & Wesson Holding Corp. (a)	284	7,719
Sonic Automotive, Inc., Class A	494	8,452
Sonic Corp.	266	7,195
Standard Motor Products, Inc.	262	10,422
Starz (a)	245	7,330
Steven Madden Ltd. (a)	282	9,639
Sturm Ruger & Co.	106	6,785
Taylor Morrison Home Corp., Class A (a)	617	9,156
Tenneco, Inc. (a)	173	8,064
Texas Roadhouse, Inc.	271	12,359
The Buckle, Inc.	311	8,083
The Cato Corp., Class A	277	10,448
The Cheesecake Factory, Inc.	267	12,854
The Tile Shop Holdings, Inc. (a)	542	10,775
The Wendy's Co.	1,197	11,515
Thor Industries, Inc.	218	14,113
TRI Pointe Group, Inc. (a)	839	9,917
Tumi Holdings, Inc. (a)	367	9,814
Tupperware Brands Corp.	155	8,723
Universal Electronics, Inc. (a)	179	12,939
Visteon Corp.	67	4,409
Vitamin Shoppe, Inc. (a) (b)	275	8,407
Wiley (John) & Sons, Class A	263	13,724
Wolverine World Wide, Inc.	483	9,814
		841,320
Consumer Staples (4.7%):
B&G Foods, Inc.	305	14,701
Calavo Growers, Inc.	151	10,117
Cal-Maine Foods, Inc.	143	6,338
Coca-Cola Bottling Co. Consolidated	43	6,341

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Ingles Markets, Inc., Class A	210	$7,833
Inter Parfums, Inc.	317	9,057
J&J Snack Foods Corp.	148	17,651
John B. Sanfilippo & Son, Inc.	111	4,732
Lancaster Colony Corp.	124	15,824
National Beverage Corp. (a)	199	12,499
Nu Skin Enterprises, Inc., Class A	160	7,390
PriceSmart, Inc.	139	13,006
Sanderson Farms, Inc.	109	9,444
Smart & Final Stores, Inc. (a)	564	8,398
Snyder's-Lance, Inc.	322	10,913
SpartanNash Co.	272	8,318
SUPERVALU, Inc. (a)	1,115	5,263
The Boston Beer Co., Inc. (a)	54	9,236
Tootsie Roll Industries, Inc. (b)	519	19,996
United Natural Foods, Inc. (a)	153	7,160
USANA Health Sciences, Inc. (a)	44	4,903
Vector Group Ltd.	709	15,896
WD-40 Co.	139	16,326
Weis Markets, Inc.	255	12,890
		254,232
Energy (0.8%):
Dorian LPG Ltd. (a)	678	4,780
Dril-Quip, Inc. (a)	144	8,414
Oceaneering International, Inc.	275	8,212
Oil States International, Inc. (a)	214	7,036
Semgroup Corp., Class A	210	6,837
Western Refining, Inc.	250	5,158
		40,437
Financials (23.5%):
American Equity Investment Life Holding Co.	583	8,308
American National Insurance Co.	160	18,104
AMERISAFE, Inc.	258	15,795
Artisan Partners Asset Ma, Class A	331	9,162
Associated Banc-Corp.	658	11,285
Astoria Financial Corp.	808	12,387
BancorpSouth, Inc.	545	12,366
Bank of Hawaii Corp.	210	14,448
Banner Corp.	288	12,252
BBCN Bancorp, Inc.	703	10,489
Beneficial Bancorp, Inc. (a)	1,290	16,409
BGC Partners, Inc., Class A	1,116	9,720
BNC Bancorp	551	12,513
BofI Holding, Inc. (a)	249	4,410
Boston Private Financial Holdings, Inc.	1,069	12,593
Capital Bank Financial Corp., Class A	412	11,866
Capitol Federal Financial, Inc.	1,585	22,111
Cathay General Bancorp	416	11,731
Chemical Financial Corp.	389	14,506

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Cohen & Steers, Inc.	347	$14,033
Columbia Banking System, Inc.	403	11,308
Community Bank System, Inc.	360	14,792
Cullen/Frost Bankers, Inc.	177	11,280
CVB Financial Corp.	757	12,407
Eagle Bancorp, Inc. (a)	242	11,643
Employers Holdings, Inc.	299	8,677
Essent Group Ltd. (a)	566	12,344
EverBank Financial Corp.	832	12,364
Evercore Partners, Inc., Class A	222	9,810
FBL Financial Group, Inc., Class A	224	13,590
Federated Investors, Inc., Class B	452	13,009
Financial Engines, Inc.	299	7,735
First Cash Financial Services, Inc.	161	8,264
First Citizens BancShares, Inc., Class A	48	12,428
First Financial Bancorp	724	14,082
First Financial Bankshares, Inc.	383	12,559
First Interstate BancSystem, Inc., Class A	512	14,387
First Merchants Corp.	678	16,902
First Midwest Bancorp, Inc.	711	12,485
Flagstar BanCorp, Inc. (a)	562	13,718
FNB Corp.	969	12,151
Fulton Financial Corp.	974	13,149
GAMCO Investors, Inc., Class A	244	7,996
Glacier Bancorp, Inc.	450	11,961
Great Western BanCorp, Inc.	390	12,301
Hancock Holding Co.	402	10,496
HFF, Inc.	274	7,913
Hilltop Holdings, Inc. (a)	540	11,335
Home BancShares, Inc.	573	11,340
Horace Mann Educators Corp.	428	14,462
IBERIABANK Corp.	218	13,021
Independent Bank Corp.	273	12,476
International Bancshares Corp.	437	11,401
Janus Capital Group, Inc.	678	9,438
Kemper Corp.	297	9,201
Lendingtree, Inc. (a)	42	3,710
Lpl Financial Holdings, Inc.	246	5,542
MB Financial, Inc.	382	13,859
Mercury General Corp.	268	14,247
MGIC Investment Corp. (a)	1,243	7,396
Moelis & Co., Class A	418	9,405
National General Holdings Corp.	542	11,610
NBT Bancorp, Inc.	520	14,888
Nelnet, Inc.	276	9,592
Northstar Asset Management Group, Inc.	681	6,953
Northwest Bancshares, Inc.	1,298	19,249
Old National Bancorp	1,063	13,319
Opus Bank	290	9,802
Park National Corp. (b)	132	12,115

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Pinnacle Financial Partners, Inc.	231	$11,284
PRA Group, Inc. (a)	210	5,069
Primerica, Inc.	235	13,451
PrivateBancorp, Inc.	266	11,712
ProAssurance Corp.	425	22,758
Prosperity Bancshares, Inc.	213	10,861
Provident Financial Services, Inc.	770	15,123
Radian Group, Inc.	909	9,472
Renasant Corp.	425	13,740
RLI Corp.	214	14,719
Selective Insurance Group, Inc.	379	14,482
ServisFirst Bancshares, Inc.	297	14,669
Simmons First National Corp., Class A	247	11,408
SLM Corp. (a)	1,502	9,282
South State Corp.	208	14,154
Stifel Financial Corp. (a)	296	9,309
Talmer Bancorp, Inc., Class A	702	13,457
TCF Financial Corp.	920	11,638
Texas Capital Bancshares, Inc. (a)	225	10,521
The Navigators Group, Inc.	198	18,210
Towne Bank	741	16,043
Trustmark Corp.	606	15,059
UMB Financial Corp.	244	12,983
Union Bankshares Corp.	569	14,060
United Bankshares, Inc. (b)	361	13,541
United Community Banks, Inc.	659	12,053
United Fire Group, Inc.	277	11,753
Valley National Bancorp	1,480	13,498
Waddell & Reed Financial, Inc., Class A	308	5,304
Washington Federal, Inc.	632	15,332
WesBanco, Inc.	496	15,401
Westamerica BanCorp	258	12,709
Wintrust Financial Corp.	278	14,178
WisdomTree Investments, Inc. (b)	429	4,200
WSFS Financial Corp.	423	13,616
		1,263,649
Health Care (8.4%):
Abaxis, Inc.	170	8,029
Aceto Corp.	292	6,392
Adeptus Health, Inc., Class A (a)	67	3,461
Air Methods Corp. (a)	203	7,273
AMN Healthcare Services, Inc. (a)	166	6,635
Analogic Corp.	151	11,995
Anika Therapeutics, Inc. (a)	190	10,194
Atrion Corp.	36	15,403
Cambrex Corp. (a)	161	8,329
Cantel Medical Corp.	157	10,791
Chemed Corp.	79	10,768
Computer Programs & Systems	135	5,389
CONMED Corp.	238	11,360

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
CorVel Corp. (a)	318	$13,731
Diplomat Pharmacy, Inc. (a)	216	7,560
Globus Medical, Inc. (a)	405	9,651
HealthEquity, Inc. (a)	324	9,845
HealthStream, Inc. (a)	422	11,191
HMS Holdings Corp. (a)	392	6,903
ICU Medical, Inc. (a)	100	11,275
Inogen, Inc. (a)	198	9,922
Inovalon Holdings, Inc., Class A (a)	336	6,051
Insys Therapeutics, Inc. (a)	302	3,908
Lannett Co., Inc. (a)	220	5,234
LHC Group, Inc. (a)	230	9,954
LifePoint Health, Inc. (a)	125	8,171
Ligand Pharmaceuticals, Inc., Class B (a)	68	8,110
Luminex Corp. (a)	453	9,163
Masimo Corp. (a)	262	13,759
Meridian Bioscience, Inc.	626	12,207
Merit Medical Systems, Inc. (a)	354	7,020
MiMedx Group, Inc. (a)	605	4,828
Myriad Genetics, Inc. (a) (b)	244	7,466
National Healthcare Corp.	235	15,215
Natus Medical, Inc. (a)	238	8,996
Neogen Corp. (a)	159	8,944
NuVasive, Inc. (a)	230	13,736
Omnicell, Inc. (a)	374	12,803
Owens & Minor, Inc.	379	14,167
PharMerica Corp. (a)	271	6,683
Phibro Animal Health Corp., Class A	284	5,299
Pra Health Sciences, Inc. (a)	167	6,974
Prestige Brands Holdings, Inc. (a)	193	10,692
Quality Systems, Inc.	432	5,145
Repligen Corp. (a)	197	5,390
research Holdings, Inc., Class A (a)	183	6,978
Select Medical Holdings Corp. (a)	699	7,598
Sucampo Pharmaceuticals, Inc., Class A (a)	368	4,037
Supernus Pharmaceuticals, Inc. (a)	310	6,315
The Ensign Group, Inc.	410	8,614
US Physical Therapy, Inc.	212	12,765
		452,319
Industrials (19.9%):
AAON, Inc.	387	10,646
ABM Industries, Inc.	506	18,458
Air Transport Services Group, Inc. (a)	727	9,422
Alamo Group, Inc.	171	11,281
Allegiant Travel Co.	50	7,575
Altra Industrial Motion Corp.	479	12,923
American Railcar Industries, Inc.	149	5,881
American Woodmark Corp. (a)	105	6,970
Apogee Enterprises, Inc.	188	8,714
Applied Industrial Technologies, Inc.	341	15,393

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Astec Industries, Inc.	212	$11,904
Astronics Corp. (a)	178	5,920
AZZ, Inc.	199	11,936
Barnes Group, Inc.	349	11,559
BMC Stock Holdings, Inc. (a)	561	9,997
Ceb, Inc.	163	10,054
CLARCOR, Inc.	218	13,261
Comfort Systems USA, Inc.	291	9,478
Crane Co.	229	12,989
Deluxe Corp.	198	13,141
Dycom Industries, Inc. (a)	118	10,592
EMCOR Group, Inc.	310	15,270
Encore Wire Corp.	227	8,463
EnerSys	184	10,942
ESCO Technologies, Inc.	397	15,857
Esterline Technologies Corp. (a)	104	6,452
Exponent, Inc.	298	17,407
Federal Signal Corp.	628	8,089
Forward Air Corp.	250	11,133
Franklin Electric Co., Inc.	297	9,816
FTI Consulting, Inc. (a)	225	9,153
G&K Services, Inc.	203	15,544
GATX Corp.	209	9,190
Generac Holdings, Inc. (a)	192	6,712
Gibraltar Industries, Inc. (a)	280	8,840
Griffon Corp.	812	13,690
Hawaiian Holdings, Inc. (a)	166	6,301
Healthcare Services Group	416	17,213
Heartland Express, Inc.	549	9,547
Herman Miller, Inc.	421	12,584
Hillenbrand, Inc.	429	12,887
HNI Corp.	297	13,808
Hub Group, Inc., Class A (a)	257	9,861
Huron Consulting Group, Inc. (a)	124	7,492
Hyster-Yale Materials Handling, Inc.	172	10,232
ICF International, Inc. (a)	366	14,969
Insperity, Inc.	215	16,604
Interface, Inc.	478	7,290
John Bean Technologies Corp.	165	10,101
Kaman Corp.	422	17,943
KBR, Inc.	587	7,772
Kelly Services, Inc., Class A	615	11,667
Knight Transportation, Inc.	337	8,957
Knoll, Inc.	531	12,893
Korn/Ferry International	466	9,646
Landstar System, Inc.	209	14,350
Matson, Inc.	245	7,911
Matthews International Corp.	298	16,581
McGrath RentCorp	427	13,062
Mistras Group, Inc. (a)	233	5,562

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Moog, Inc. (a)	212	$11,431
MSA Safety, Inc.	215	11,294
Mueller Industries, Inc.	467	14,888
Mueller Water Products, Inc., Class A	1,168	13,339
Multi-Color Corp.	139	8,813
National Presto Industries, Inc.	138	13,020
Navigant Consulting, Inc. (a)	759	12,258
On Assignment, Inc. (a)	292	10,789
Oshkosh Corp.	220	10,496
Patrick Industries, Inc. (a)	154	9,285
Primoris Services Corp.	339	6,417
Proto Labs, Inc. (a)	129	7,425
RBC Bearings, Inc. (a)	177	12,833
Rexnord Corp. (a)	496	9,736
Rush Enterprises, Inc., Class A (a)	460	9,913
Saia, Inc. (a)	243	6,109
Simpson Manufacturing Co., Inc.	435	17,386
SkyWest, Inc.	356	9,420
Standex International Corp.	157	12,973
Steelcase, Inc., Class A	547	7,423
Sun Hydraulics Corp.	342	10,154
Swift Transportation Co. (a)	377	5,810
TASER International, Inc. (a)	304	7,564
Team, Inc. (a)	298	7,399
Terex Corp.	227	4,610
Textainer Group Holdings Ltd.	307	3,420
The Greenbrier Cos., Inc.	219	6,379
Trex Co., Inc. (a)	164	7,367
Trinity Industries, Inc.	345	6,407
TrueBlue, Inc. (a)	306	5,790
Tutor Perini Corp. (a)	389	9,161
UniFirst Corp.	129	14,928
Universal Forest Products, Inc.	108	10,011
US Ecology, Inc.	236	10,844
Virgin America, Inc. (a)	300	16,863
Wabash National Corp. (a)	704	8,941
WageWorks, Inc. (a)	193	11,543
Werner Enterprises, Inc.	337	7,741
WESCO International, Inc. (a)	190	9,783
West Corp.	359	7,058
Woodward, Inc.	220	12,681
		1,069,587
Information Technology (14.5%):
ADTRAN, Inc.	621	11,582
Ambarella, Inc. (a)	129	6,554
Anixter International, Inc. (a)	185	9,857
Aspen Technology, Inc. (a)	307	12,353
AVX Corp.	1,148	15,590
Badger Meter, Inc.	171	12,488
Benchmark Electronics, Inc. (a)	528	11,167

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Blackbaud, Inc.	170	$11,543
Cabot Microelectronics Corp.	313	13,252
CACI International, Inc., Class A (a)	99	8,951
CalAmp Corp. (a)	434	6,428
Cardtronics, Inc. (a)	308	12,261
Cass Information Systems, Inc.	234	12,098
Cirrus Logic, Inc. (a)	169	6,556
Coherent, Inc. (a)	93	8,536
Convergys Corp.	443	11,075
CSG Systems International, Inc.	285	11,488
Diodes, Inc. (a)	475	8,925
Ebix, Inc.	192	9,197
Electronics For Imaging, Inc. (a)	315	13,558
Ellie Mae, Inc. (a)	77	7,057
Entegris, Inc. (a)	825	11,938
ePlus, Inc. (a)	94	7,688
ExlService Holdings, Inc. (a)	234	12,264
Finisar Corp. (a)	482	8,440
Fitbit, Inc., Class A (a)	310	3,788
GrubHub, Inc. (a)	225	6,991
II-VI, Inc. (a)	469	8,798
Infinera Corp. (a)	446	5,031
Insight Enterprises, Inc. (a)	361	9,386
Integrated Device Technology, Inc. (a)	293	5,898
InterDigital, Inc.	219	12,194
Littelfuse, Inc.	94	11,110
LogMeIn, Inc. (a)	171	10,847
ManTech International Corp., Class A	455	17,208
Mercury Systems, Inc. (a)	580	14,419
Methode Electronics, Inc.	208	7,120
Microstrategy, Inc., Class A (a)	44	7,701
MKS Instruments, Inc.	561	24,158
Monolithic Power Systems, Inc.	182	12,434
Monotype Imaging Holdings, Inc.	412	10,148
MTS Systems Corp.	182	7,979
NETGEAR, Inc. (a)	184	8,747
NeuStar, Inc., Class A (a)	278	6,536
NIC, Inc.	602	13,207
OSI Systems, Inc. (a)	97	5,639
Paycom Software, Inc. (a)	181	7,821
Pegasystems, Inc.	365	9,837
Perficient, Inc. (a)	427	8,672
Photronics, Inc. (a)	1,003	8,937
Plantronics, Inc.	191	8,404
Plexus Corp. (a)	226	9,763
Polycom, Inc. (a)	888	9,990
Power Integrations, Inc.	216	10,815
QLogic Corp. (a)	442	6,515
Qualys, Inc. (a)	215	6,409
Rackspace Hosting, Inc. (a)	285	5,945

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Rambus, Inc. (a)	477	$5,762
Rofin-Sinar Technologies, Inc. (a)	379	12,105
Rogers Corp. (a)	144	8,798
Sanmina Corp. (a)	368	9,866
ScanSource, Inc. (a)	215	7,979
Science Applications International Corp.	230	13,421
Shutterstock, Inc. (a)	131	6,000
Silicon Laboratories, Inc. (a)	218	10,625
SPS Commerce, Inc. (a)	195	11,817
Super Micro Computer, Inc. (a)	171	4,249
Sykes Enterprises, Inc. (a)	442	12,800
Synaptics, Inc. (a)	64	3,440
Synchronoss Technologies, Inc. (a)	237	7,551
Tech Data Corp. (a)	123	8,838
TeleTech Holdings, Inc.	466	12,643
Tessera Technologies, Inc.	357	10,938
TiVo, Inc. (a)	1,453	14,384
Ubiquiti Networks, Inc. (a)	243	9,394
VeriFone Systems, Inc. (a)	386	7,156
Virtusa Corp. (a)	258	7,451
Web.com Group, Inc. (a)	506	9,199
WebMD Health Corp. (a)	164	9,530
Wex, Inc. (a)	124	10,995
		778,234
Materials (4.3%):
Balchem Corp.	162	9,663
Boise Cascade Co. (a)	324	7,436
Calgon Carbon Corp.	566	7,443
Chemtura Corp. (a)	414	10,921
Clearwater Paper Corp. (a)	189	12,355
Compass Minerals International, Inc.	178	13,206
Domtar Corp.	297	10,398
Eagle Materials, Class A	136	10,492
Futurefuel Corp.	513	5,581
Greif, Inc., Class A	268	9,988
H.B. Fuller Co.	324	14,254
Huntsman Corp.	405	5,447
Innospec, Inc.	259	11,911
KapStone Paper and Packaging Corp.	392	5,100
Minerals Technologies, Inc.	159	9,031
Neenah Paper, Inc.	202	14,618
P.H. Glatfelter Co.	422	8,254
PolyOne Corp.	345	12,159
Quaker Chemical Corp.	127	11,328
Schweitzer-Mauduit International, Inc.	359	12,666
Sensient Technologies Corp.	229	16,269
Stepan Co.	165	9,822
		228,342

See notes to financial statements.

Victory Portfolios II Victory CEMP US Small Cap 500 Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares or Principal Amount	Value
Telecommunication Services (0.7%):
Cincinnati Bell, Inc. (a)	2,112	$9,652
Inteliquent, Inc.	416	8,274
Shenandoah Telecommunications Co.	332	12,968
Vonage Holdings Corp. (a)	1,442	8,796
		39,690
Utilities (3.4%):
ALLETE, Inc.	267	17,256
American States Water Co.	305	13,365
Avista Corp.	408	18,278
California Water Service Group	438	15,300
Chesapeake Utilities Corp.	176	11,648
El Paso Electric Co.	345	16,308
MGE Energy, Inc.	295	16,672
NorthWestern Corp.	279	17,597
Ormat Technologies, Inc.	319	13,959
Otter Tail Corp.	472	15,807
SJW Corp.	346	13,625
The Empire District Electric Co.	304	10,327
		180,142
Total Common Stocks (Cost $4,590,761)		5,147,952
Cash Equivalents (2.9%)
Citibank Money Market Deposit Account, 0.05% (c)	$153,592	153,592
Total Cash Equivalents (Cost $153,592)		153,592
Collateral for Securities Loaned (1.5%)
Fidelity Prime Money Market Portfolio, 0.43%	80,594	80,594
Total Collateral for Securities Loaned (Cost $80,594)		80,594
Total Investments (Cost $4,824,947) — 100.3%		5,382,138
Liabilities in excess of other assets — (0.3)%		(15,533)
NET ASSETS — 100.00%		$5,366,605

(a)  Non-income producing security.

(b)  All or portion of this security is on loan. See Note 2 to financial statements for market value of collateral.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	2	9/19/16	$229,480	$(7,248)

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments June 30, 2016
Security Description	Shares	Fair Value(a)
Common Stocks (93.4%)
Australia (4.2%):
Consumer Staples (0.2%):
Wesfarmers Ltd.	342	$10,311
Energy (0.2%):
Caltex Australia Ltd.	337	8,123
Financials (1.8%):
AMP Ltd.	2,149	8,373
Australia & New Zealand Banking Group Ltd.	407	7,414
Commonwealth Bank of Australia	156	8,754
Insurance Australia Group Ltd.	2,079	8,562
Macquarie Group Ltd.	160	8,326
National Australia Bank Ltd.	408	7,831
QBE Insurance Group Ltd.	956	7,550
Suncorp Group Ltd.	974	8,929
Westpac Banking Corp.	324	7,183
		72,922
Health Care (0.5%):
CSL Ltd.	139	11,719
Ramsay Health Care Ltd.	189	10,212
		21,931
Industrials (0.6%):
Asciano Ltd.	1,102	7,310
Brambles Ltd.	920	8,587
Cimic Group Ltd.	276	7,449
		23,346
Materials (0.4%):
Amcor Ltd.	802	9,015
Newcrest Mining Ltd. (b)	375	6,498
		15,513
Telecommunication Services (0.5%):
Telstra Corp. Ltd.	2,749	11,487
Tpg Telecom Ltd.	996	8,928
		20,415
		172,561
Austria (0.1%):
Financials (0.1%):
Erste Group Bank AG	245	5,577
Belgium (1.7%):
Consumer Discretionary (0.2%):
Telenet Group Holding NV	200	9,144
Consumer Staples (0.5%):
Anheuser-Busch InBev NV	66	8,727
Colruyt SA	200	11,066
		19,793

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Financials (0.5%):
Ageas	252	$8,758
Groupe Bruxelles Lambert SA	136	11,151
		19,909
Health Care (0.2%):
UCB SA	96	7,207
Materials (0.1%):
Solvay SA	72	6,724
Telecommunication Services (0.2%):
Proximus SADP	262	8,325
		71,102
Bermuda (0.5%):
Financials (0.2%):
Hongkong Land Holdings Ltd.	1,500	9,180
Industrials (0.3%):
Brookfield Business Partners L.P. (b)	6	114
Jardine Matheson Holdings Ltd.	200	11,693
		11,807
		20,987
Canada (9.6%):
Consumer Discretionary (1.1%):
Canadian Tire Corp. Ltd.	87	9,479
Dollarama, Inc.	138	9,636
Gildan Activewear, Inc.	290	8,495
Magna International, Inc.	168	5,898
Shaw Communications, Inc., Class B	568	10,904
		44,412
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc., Class B	195	8,375
George Weston Ltd.	142	12,290
Loblaw Cos. Ltd.	231	12,358
Metro, Inc.	333	11,603
Saputo, Inc.	337	10,010
		54,636
Energy (0.5%):
Imperial Oil Ltd.	223	7,057
Inter Pipeline Ltd.	326	6,915
Pembina Pipeline Corp.	274	8,327
		22,299
Financials (3.8%):
Bank of Montreal	190	12,053
Brookfield Asset Management, Inc.	287	9,495
Canadian Imperial Bank of Commerce	151	11,343
Ci Financial Corp.	428	8,929
See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Great-West Lifeco, Inc.	418	$11,028
IGM Financial, Inc.	322	8,767
Intact Financial Corp.	171	12,217
Manulife Financial Corp.	531	7,263
National Bank of Canada	294	10,057
Power Corp. of Canada	440	9,367
Power Financial Corp.	441	10,122
Royal Bank of Canada	191	11,287
Sun Life Financial, Inc.	296	9,725
The Bank of Nova Scotia	218	10,684
The Toronto-Dominion Bank	276	11,854
		154,191
Industrials (0.4%):
Canadian National Railway Co.	160	9,449
Canadian Pacific Railway Ltd.	49	6,309
		15,758
Information Technology (0.4%):
CGI Group, Inc. (b)	204	8,716
Constellation Software, Inc.	18	6,967
		15,683
Materials (0.5%):
Agrium, Inc.	101	9,139
Franco-Nevada Corp.	95	7,225
Potash Corp. of Saskatchewan, Inc.	324	5,267
		21,631
Telecommunication Services (1.2%):
BCE, Inc.	304	14,388
Rogers Communications, Inc.	263	10,648
TELUS Corp.	723	23,283
		48,319
Utilities (0.4%):
Canadian Utilities Ltd., Class A	276	7,997
Fortis, Inc.	259	8,756
		16,753
		393,682
China (0.1%):
Industrials (0.1%):
China State Construction Int	4,000	5,308
Denmark (1.7%):
Consumer Discretionary (0.2%):
Pandora A/S	52	7,083
Financials (0.2%):
Danske Bank A/S	256	6,739

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Health Care (0.3%):
Genmab A/S (b)	44	$8,025
Novo Nordisk A/S, Class B	122	6,571
		14,596
Industrials (0.6%):
DSV A/S	178	7,486
ISS A/S	298	11,209
Vestas Wind Systems A/S	91	6,186
		24,881
Materials (0.4%):
Christian Hansen Holding A/S	123	8,080
Novozymes A/S, B Shares	149	7,156
		15,236
		68,535
Finland (1.2%):
Energy (0.2%):
Neste Oyj	205	7,350
Financials (0.2%):
Sampo Oyj, Class A	194	7,933
Industrials (0.4%):
Kone Oyj, Class B	160	7,383
Wartsila Oyj ABP	178	7,262
		14,645
Information Technology (0.1%):
Nokia Oyj	1,009	5,746
Materials (0.3%):
Stora ENSO Oyj, R Shares	671	5,395
UPM-Kymmene Oyj	386	7,090
		12,485
		48,159
France (8.1%):
Consumer Discretionary (2.1%):
Accor SA	146	5,593
Christian Dior SE	38	6,086
Compagnie Generale DES Etablissements Michelin	92	8,669
Eutelsat Communications SA	303	5,718
Hermes International	23	8,573
JCDecaux SA	184	6,203
Kering	34	5,473
LVMH Moet Hennessy Louis Vuitton SA	37	5,576
Numericable-Sfr	128	3,198
Psa Peugeot Citroen (b)	344	4,123
Publicis Groupe SA	126	8,429
Renault SA	55	4,152

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Sodexo SA	81	$8,676
Valeo SA	123	5,460
		85,929
Consumer Staples (0.8%):
Carrefour SA	252	6,197
Danone SA	128	8,957
L'Oreal SA	46	8,806
Pernod Ricard SA	76	8,413
		32,373
Financials (0.9%):
AXA SA	293	5,793
BNP Paribas SA	132	5,788
CNP Assurances	474	6,992
Credit Agricole SA	511	4,296
Natixis SA	1,017	3,826
SCOR SE	243	7,183
Societe Generale SA	139	4,348
		38,226
Health Care (0.5%):
Essilor International SA	64	8,410
Sanofi	93	7,726
Sartorius Stedim Biotech	97	6,540
		22,676
Industrials (2.1%):
Aeroports de Paris	92	10,079
Airbus Group SE	95	5,445
Bollore SA	1,966	6,618
Bureau Veritas SA	458	9,614
Compagnie de Saint-Gobain	170	6,443
Eiffage SA	108	7,677
Legrand SA	159	8,138
Schneider Electric SA	111	6,475
Societe BIC SA	56	7,889
Thales SA	99	8,220
Vinci SA	126	8,890
		85,488
Information Technology (0.8%):
Atos SE	111	9,150
Cap Gemini SA	89	7,679
Dassault Systemes SA	116	8,745
Ingenico Group	57	6,606
		32,180
Materials (0.2%):
Air Liquide SA	73	7,604

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Telecommunication Services (0.3%):
Iliad SA	33	$6,661
Orange SA	400	6,503
		13,164
Utilities (0.4%):
Suez Environnement Co.	447	6,971
Veolia Environnement SA	357	7,708
		14,679
		332,319
Germany (5.4%):
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG	79	5,748
Continental AG	34	6,433
Daimler AG, Registered Shares	94	5,624
ProSiebenSat.1 Media SE	157	6,867
		24,672
Consumer Staples (0.2%):
Beiersdorf AG	97	9,182
Financials (1.4%):
Allianz SE	59	8,416
Commerzbank AG	646	4,206
Deutsche Boerse AG	95	7,804
Hannover Rueck SE	82	8,590
Muenchener Rueckversicherungs-Gesellschaft AG	58	9,725
Talanx AG	302	8,993
Vonovia SE	233	8,507
		56,241
Health Care (0.8%):
Bayer AG	72	7,230
Fresenius Medical Care AG & Co. KGaA	95	8,274
Fresenius SE & Co. KGaA	117	8,596
Merck KGaA	90	9,147
		33,247
Industrials (0.8%):
Brenntag AG	149	7,217
Deutsche Post AG	319	8,986
Hochtief AG	66	8,520
Siemens AG	88	9,029
		33,752
Information Technology (0.5%):
Infineon Technologies AG	469	6,789
SAP SE	120	9,011
United Internet AG	146	6,068
		21,868

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Materials (0.9%):
BASF SE	112	$8,587
Evonik Industries AG	290	8,643
Linde AG	55	7,662
Symrise AG	138	9,412
		34,304
Telecommunication Services (0.2%):
Deutsche Telekom AG, Registered Shares	456	7,775
		221,041
Hong Kong (8.2%):
Consumer Discretionary (0.5%):
Chow Tai Fook Jewellery Group Ltd. (c)	9,600	6,898
Galaxy Entertainment Group Ltd.	1,000	2,992
Michael Kors Holdings Ltd. (b)	85	4,206
Techtronic Industries Co. Ltd.	2,000	8,353
		22,449
Consumer Staples (0.5%):
Dairy Farm International Holdings Ltd.	1,700	11,476
WH Group Ltd.	10,500	8,316
		19,792
Financials (3.5%):
AIA Group Ltd.	1,400	8,420
BOC Hong Kong Holdings Ltd.	2,500	7,534
China Overseas Land & Investment Ltd., Class H	2,000	6,376
China Resources Land Limited	2,000	4,713
China Taiping Insurance Holdings Co. Ltd. (b)	2,000	3,764
Goldin Financial Holdings Ltd. (b)	2,000	1,263
Hang Lung Properties, Ltd.	4,000	8,081
Hang Seng Bank	600	10,292
Henderson Land Development Co. Ltd. (c)	1,100	6,214
Hong Kong Exchanges and Clearing Ltd.	271	6,603
New World Development Co. Ltd.	13,000	13,239
Sino Land Co. Ltd.	6,000	9,879
Sun Hung KAI Properties, Ltd.	1,000	12,069
Swire Pacific Ltd., Class A	1,000	11,302
Swire Properties Ltd.	3,600	9,592
The Bank of East Asia Ltd. (c)	2,000	7,735
The Wharf Holdings Ltd.	1,000	6,103
Wheelock & Co. Ltd.	2,000	9,396
		142,575
Industrials (1.5%):
Beijing Enterprises Holdings Ltd.	1,500	8,504
Cathay Pacific Airways Ltd.	5,000	7,336
China Merchants Holdings International.	2,000	5,354
CITIC Ltd.	5,000	7,309
CK Hutchison Holdings Ltd.	1,000	11,001

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Jardine Strategic Holdings Ltd.	300	$9,081
MTR Corp. Ltd.	2,500	12,684
		61,269
Information Technology (0.0%): (d)
Hanergy Thin Film Power Group Ltd. (b) (e)	22,000	482
Telecommunication Services (0.4%):
China Mobile Ltd.	1,000	11,555
China Unicom Hong Kong Ltd.	6,000	6,257
		17,812
Utilities (1.8%):
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,622
China Gas Holdings Ltd. (c)	4,000	6,123
China Resources Power Holdings Co. Ltd.	4,000	6,003
CLP Holdings Ltd.	2,000	20,431
Guangdong Investment Ltd.	6,000	9,160
Hong Kong & China Gas Co. Ltd.	7,823	14,295
Power Assets Holdings Ltd.	1,000	9,195
		73,829
		338,208
Ireland (2.2%):
Consumer Discretionary (0.3%):
Paddy Power Betfair PLC (b)	49	5,155
WPP PLC	397	8,273
		13,428
Consumer Staples (0.3%):
Kerry Group PLC	118	10,555
Financials (0.4%):
Bank of Ireland (b)	20,328	4,141
XL Group PLC	329	10,959
		15,100
Health Care (0.2%):
Shire PLC	118	7,291
Industrials (0.6%):
DCC PLC	109	9,590
Experian PLC	474	8,991
Pentair PLC (c)	140	8,161
		26,742
Information Technology (0.2%):
Accenture PLC, Class A	92	10,423
Materials (0.2%):
CRH PLC	234	6,860
		90,399

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Israel (0.7%):
Financials (0.3%):
Bank Hapoalim BM	2,011	$10,134
Health Care (0.1%):
Teva Pharmaceutical Industries Ltd.	108	5,468
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	110	8,765
Telecommunication Services (0.1%):
Bezeq The Israeli Telecommunication Corp.	2,948	5,842
		30,209
Italy (1.4%):
Consumer Discretionary (0.3%):
Luxottica Group SpA	114	5,555
Prada SpA (c)	1,552	4,807
		10,362
Financials (0.4%):
Assicurazioni Generali SpA	492	5,801
EXOR SpA	169	6,238
Intesa Sanpaolo SpA	1,895	3,609
UniCredit SpA	1,173	2,579
		18,227
Industrials (0.2%):
Atlantia SpA	300	7,494
Utilities (0.5%):
Snam SpA	1,776	10,616
Terna Rete Elettrica Nazionale SpA	1,863	10,367
		20,983
		57,066
Japan (17.9%):
Consumer Discretionary (3.0%):
Aisin Seiki Co. Ltd.	190	7,740
Bridgestone Corp. (c)	187	6,011
Denso Corp.	161	5,666
Dentsu, Inc.	100	4,688
Fuji Heavy Industries Ltd.	163	5,604
Honda Motor Co. Ltd. (c)	202	5,068
Isuzu Motors Ltd.	559	6,886
Koito Manufacturing Co. Ltd.	100	4,605
Mazda Motor Corp.	400	5,294
Mitsubishi Motors Corp.	800	3,694
Nissan Motor Co. Ltd.	643	5,739
Nitori Holdings Co. Ltd.	100	12,130
Oriental Land Co. Ltd.	60	3,886
Panasonic Corp.	700	6,023
Rakuten, Inc.	600	6,513

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Sekisui House Ltd.	349	$6,113
Sumitomo Electric Industries Ltd.	504	6,672
Suzuki Motor Corp.	271	7,339
Toyota Industries Corp.	105	4,175
Toyota Motor Corp.	161	7,938
		121,784
Consumer Staples (1.9%):
Ajinomoto Co., Inc.	300	7,069
Asahi Group Holdings Ltd.	300	9,702
Japan Tobacco, Inc. (c)	135	5,442
Kao Corp.	162	9,437
MEIJI Holdings Co. Ltd.	100	10,277
Seven & i Holdings Co. Ltd.	226	9,477
Shiseido Co. Ltd.	200	5,212
Suntory Beverage & Food Ltd.	200	9,051
Uni-Charm Corp.	300	6,741
Yakult Honsha Co. Ltd.	117	6,082
		78,490
Financials (2.1%):
Daito Trust Construction Co. Ltd.	78	12,666
Daiwa House Industry Co. Ltd.	200	5,874
Daiwa Securities Group, Inc.	1,000	5,269
Japan Exchange Group, Inc.	400	4,606
Mitsubishi UFJ Financial Group, Inc.	1,297	5,815
Mizuho Financial Group, Inc.	4,045	5,822
Nomura Holdings, Inc.	1,250	4,447
ORIX Corp.	369	4,776
Resona Holdings, Inc.	1,790	6,543
Sompo Japan Nipponkoa Holdings, Inc.	200	5,323
Sumitomo Mitsui Financial Group, Inc.	239	6,902
Sumitomo Mitsui Trust Holdings, Inc.	2,024	6,587
T&D Holdings, Inc.	600	5,096
The Dai-ichi Life Insurance Co. Ltd.	500	5,598
		85,324
Health Care (2.1%):
Astellas Pharma, Inc.	500	7,842
Chugai Pharmaceutical Co. Ltd.	171	6,095
Daiichi Sankyo Co. Ltd.	300	7,290
Eisai Co. Ltd.	96	5,361
Hoya Corp.	161	5,751
Kyowa Hakko Kirin Co. Ltd.	400	6,823
M3, Inc.	200	6,981
Santen Pharmaceutical Co., Ltd. (c)	500	7,860
Shionogi & Co. Ltd. (c)	100	5,467
Sysmex Corp.	100	6,887
Taisho Pharmaceutical Holdin	100	10,525
Terumo Corp.	200	8,536
		85,418

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Industrials (4.1%):
Central Japan Railway Co.	14	$2,490
Daikin Industries Ltd. (c)	100	8,406
Hankyu Hanshin Holdings, Inc.	1,000	7,458
ITOCHU Corp.	485	5,934
Japan Airlines Co. Ltd.	200	6,435
Kintetsu Group Holdings Co. Ltd.	2,000	8,560
Komatsu Ltd.	370	6,428
Kubota Corp.	458	6,196
Makita Corp.	100	6,641
Marubeni Corp. (c)	1,100	4,970
Mitsubishi Corp.	340	5,987
Mitsubishi Electric Corp.	679	8,107
Mitsubishi Heavy Industries Ltd.	2,000	8,044
Mitsui & Co. Ltd.	573	6,841
Nidec Corp.	100	7,613
OBAYASHI Corp.	700	7,454
Odakyu Railway Jpy50 ORD	1,000	11,728
Recruit Holdings Co. Ltd.	300	10,962
Secom Co. Ltd.	100	7,394
Shimizu Corp.	1,000	9,370
TAISEI Corp.	1,000	8,218
Tokyu Corp.	664	5,831
Toyota Tsusho Corp.	309	6,654
		167,721
Information Technology (2.3%):
Canon, Inc. (c)	283	8,081
FUJIFILM Holdings Corp.	176	6,830
Hitachi Ltd.	1,739	7,287
Kyocera Corp.	130	6,187
Nexon Co. Ltd.	300	4,441
Nomura Research Institute Ltd.	190	6,969
NTT Data Corp.	200	9,447
Oracle Corp. Japan	200	10,666
Renesas Electronics Corp. (b)	700	4,004
Ricoh Co. Ltd.	700	6,069
Seiko Epson Corp.	300	4,810
TDK Corp. (c)	100	5,598
Tokyo Electron Ltd.	100	8,452
Yahoo Japan Corp.	1,500	6,653
		95,494
Materials (1.1%):
Asahi Kasei Corp.	1,390	9,674
JFE Holdings, Inc.	300	3,914
Nippon Paint Co. Ltd.	200	4,945
Nippon Steel & Sumitomo Metal	300	5,809
Nitto Denko Corp.	71	4,504
Shin-Etsu Chemical Co. Ltd.	94	5,508

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Sumitomo Chemical Co. Ltd.	1,000	$4,127
Toray Industries, Inc.	842	7,186
		45,667
Telecommunication Services (0.7%):
KDDI Corp.	242	7,360
Nippon Telegraph & Telephone Corp.	198	9,287
NTT DOCOMO, Inc.	300	8,092
SoftBank Group Corp.	79	4,468
		29,207
Utilities (0.6%):
Chubu Electric Power Co., Inc.	500	7,117
Osaka Gas Co. Ltd.	2,000	7,690
Tohoku Electric Power Co., Inc.	500	6,311
Tokyo Electric Power Co. Holdin (b)	900	3,812
		24,930
		734,035
Netherlands (1.6%):
Consumer Discretionary (0.4%):
RELX NV	518	8,960
Wolters Kluwer NV	226	9,150
		18,110
Consumer Staples (0.4%):
Heineken NV	101	9,262
Koninklijke Ahold NV	373	8,236
		17,498
Financials (0.2%):
NN Group NV	281	7,735
Industrials (0.2%):
AerCap Holdings NV (b)	141	4,736
Randstad Holding NV	129	5,158
		9,894
Information Technology (0.2%):
ASML Holding NV	67	6,595
Materials (0.2%):
AKZO Nobel NV	126	7,826
		67,658
Norway (1.1%):
Consumer Staples (0.5%):
Marine Harvest ASA	628	10,599
Orkla ASA	1,284	11,426
		22,025

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Financials (0.4%):
DNB ASA	537	$6,432
Gjensidige Forsikring ASA	552	9,202
		15,634
Materials (0.2%):
Yara International ASA	186	5,912
		43,571
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	424	6,686
Utilities (0.2%):
EDP — Energias de Portugal SA	2,635	8,066
		14,752
Singapore (2.4%):
Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	223	6,102
Consumer Staples (0.2%):
Wilmar International Ltd.	3,222	7,845
Financials (1.0%):
CapitaLand Ltd.	3,576	8,212
DBS Group Holdings Ltd.	916	10,803
Oversea-Chinese Banking Corp. Ltd.	1,769	11,505
United Overseas Bank Ltd.	753	10,377
		40,897
Industrials (0.6%):
Keppel Corp. Ltd.	1,638	6,759
Singapore Airlines Ltd.	1,300	10,326
Singapore Technologies Engineering Ltd.	3,641	8,572
		25,657
Information Technology (0.1%):
Broadcom Ltd.	36	5,594
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	3,509	10,840
		96,935
Spain (2.9%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	227	7,625
Financials (0.3%):
Banco de Sabadell SA	3,326	4,404
Banco Santander SA	1,247	4,839
Bankia SA	6,852	4,987
		14,230

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Health Care (0.2%):
Grifols SA	399	$9,063
Industrials (0.9%):
Abertis Infraestructuras SA	627	9,264
ACS, Actividades de Construccion y Servicios SA	231	6,335
Aena SA	79	10,470
Ferrovial SA	455	8,907
		34,976
Information Technology (0.2%):
Amadeus IT Holding SA	214	9,427
Utilities (1.1%):
Enagas SA	380	11,608
Gas Natural SDG SA	460	9,142
Iberdrola SA	1,802	12,291
Red Electrica Corp. SA	139	12,418
		45,459
		120,780
Sweden (2.9%):
Consumer Discretionary (0.2%):
Hennes & Mauritz AB	254	7,476
Consumer Staples (0.5%):
Svenska Cellulosa AB SCA, B Shares	260	8,357
Swedish Match AB	316	11,032
		19,389
Financials (0.9%):
Lundbergs AB-B Shs	197	11,241
Nordea Bank AB	722	6,127
Skandinaviska Enskilda Banken AB, Class A	697	6,091
Svenska Handelsbanken AB	545	6,619
Swedbank AB, A Shares	380	7,984
		38,062
Health Care (0.1%):
Meda AB	177	3,211
Industrials (0.9%):
ALFA Laval AB	390	6,149
ASSA Abloy AB	367	7,553
Atlas Copco AB, A Shares	251	6,522
Skanska AB, Class B	349	7,310
SKF AB, B Shares	361	5,787
Volvo AB, B Shares	644	6,400
		39,721
Information Technology (0.3%):
Hexagon AB, B Shares	191	6,993
Telefonaktiebolaget LM Ericsson, B Shares	737	5,664
		12,657
		120,516

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Switzerland (6.8%):
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	113	$6,616
Garmin Ltd.	157	6,660
The Swatch Group AG	20	5,822
		19,098
Consumer Staples (0.5%):
Coca-Cola HBC AG	368	7,445
Nestle SA, Registered Shares	156	12,090
		19,535
Financials (1.5%):
Baloise Holding AG	92	10,250
Chubb Ltd.	98	12,810
Julius Baer Group Ltd.	160	6,442
Partners Group Holding AG	22	9,431
Swiss Life Holding AG	37	8,553
Swiss Re AG	114	9,960
UBS Group AG, Registered Shares	431	5,594
		63,040
Health Care (1.4%):
Actelion Ltd.	58	9,770
Galenica AG	5	6,742
Lonza Group AG, Registered Shares	54	8,973
Novartis AG	126	10,403
Roche Holding AG	39	10,295
Sonova Holding AG, Registered Shares	83	11,020
		57,203
Industrials (1.3%):
ABB Ltd.	502	9,939
Geberit AG	27	10,230
Kuehne + Nagel International AG	83	11,632
Schindler Holding AG	52	9,417
SGS SA	6	13,749
		54,967
Information Technology (0.2%):
TE Connectivity Ltd.	150	8,567
Materials (1.1%):
EMS-Chemie Holding AG	19	9,813
Givaudan SA, Registered shares	6	12,085
LafargeHolcim Ltd.	144	6,026
Sika AG	3	12,583
Syngenta AG	15	5,760
		46,267
Telecommunication Services (0.3%):
Swisscom AG	20	9,939
		278,616

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
United Kingdom (11.5%):
Consumer Discretionary (3.1%):
Barratt Developments PLC	975	$5,297
Berkeley Group Holdings PLC	154	5,199
Burberry Group PLC	326	5,070
Compass Group PLC	582	11,071
Delphi Automotive PLC	93	5,822
GKN PLC	1,651	5,968
Informa PLC	1,030	10,042
InterContinental Hotels Group PLC	153	5,642
ITV PLC	2,595	6,221
Kingfisher PLC	1,750	7,515
Marks & Spencer Group PLC	1,594	6,825
Merlin Entertainment	1,417	8,343
Next PLC	115	7,597
Persimmon PLC	268	5,196
RELX PLC	605	11,139
Sky PLC	704	7,999
Taylor Wimpey PLC	2,867	5,085
Whitbread PLC	177	8,280
		128,311
Consumer Staples (1.9%):
Associated British Foods PLC	212	7,724
British American Tobacco PLC	193	12,510
Diageo PLC	416	11,619
Imperial Tobacco Group PLC	203	11,007
Reckitt Benckiser Group PLC	111	11,128
SABMiller PLC	122	7,114
Sainsbury (J) PLC	1,866	5,812
Unilever PLC	219	10,491
		77,405
Financials (2.3%):
Admiral Group PLC	342	9,297
Aon PLC	112	12,234
Aviva PLC	1,172	6,177
Direct Line Insurance Group PLC	1,878	8,681
Hargreaves Lansdown PLC	389	6,488
Legal & General Group PLC	2,361	6,043
London Stock Exchange Group PLC	158	5,368
Old Mutual PLC	1,979	5,345
Provident Financial PLC	182	5,611
Prudential PLC	331	5,616
RSA Insurance Group PLC	840	5,629
Schroders PLC	189	5,971
St James's Place PLC	570	6,010
Standard Life PLC	1,525	6,015
		94,485

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Health Care (0.5%):
AstraZeneca PLC	143	$8,547
Smith & Nephew PLC	553	9,389
		17,936
Industrials (1.5%):
Babcock International Group PLC	677	8,184
BAE Systems PLC	1,384	9,687
Bunzl PLC	399	12,275
easyJet PLC	369	5,361
Intertek Group PLC	186	8,665
Royal Mail PLC	1,499	10,069
Travis Perkins PLC	357	7,042
		61,283
Information Technology (0.4%):
ARM Holdings PLC	469	7,123
The Sage Group PLC	1,012	8,746
		15,869
Materials (0.3%):
Johnson Matthey PLC	177	6,637
Rio Tinto PLC	177	5,498
		12,135
Telecommunication Services (0.3%):
BT Group PLC	1,332	7,320
Inmarsat PLC	574	6,185
		13,505
Utilities (1.2%):
National Grid PLC	915	13,453
Severn Trent PLC	426	13,897
SSE PLC	478	9,947
United Utilities Group PLC	886	12,278
		49,575
		470,504
United States (0.8%):
Consumer Discretionary (0.3%):
Autoliv, Inc.	64	6,877
lululemon athletica, Inc. (b)	80	5,909
		12,786
Health Care (0.4%):
Jazz Pharmaceuticals PLC (b)	45	6,359
Taro Pharmaceutical Indus (b)	59	8,590
		14,949
Information Technology (0.1%):
Mobileye NV (b)	122	5,629
		33,364
Total Common Stocks (Cost $3,838,438)		3,835,884

See notes to financial statements.

Victory Portfolios II Victory CEMP International Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares or Principal Amount	Fair Value(a)
Rights (0.0%) (d)
Spain (0.0%): (d)
Industrials (0.0%): (d)
ACS, Actividades de Construccion y Servicios SA Expires 07/12/16 @ $0.00 (b)	231	$162
Total Rights (Cost $—)		162
Cash Equivalents (1.7%)
United States (1.7%):
Citibank Money Market Deposit Account, 0.05% (f)	$70,911	70,911
Total Cash Equivalents (Cost $70,911)		70,911
Collateral for Securities Loaned (1.8%)
United States (1.8%):
Fidelity Prime Money Market Portfolio, 0.43%	72,626	72,626
Total Collateral for Securities Loaned (Cost $72,626)		72,626
Total Investments (Cost $3,981,975) — 96.9%		3,979,583
Other assets in excess of liabilities — 3.1%		127,427
NET ASSETS — 100.00%		$4,107,010

(a)  All securities, excluding Rights, except those traded on exchanges in the United States (including ADRs), and Canada were fair valued at June 30, 2016.

(b)  Non-income producing security.

(c)  All or portion of this security is on loan. See Note 2 to financial statements for market value of collateral.

(d)  Amount represents less than 0.05% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund's net assets at June 30, 2016.

(f)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Mini MSCI EAFE Index Futures	1	9/19/16	$80,760	$(2,339)

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (98.7%)
Consumer Discretionary (16.5%):
Advance Auto Parts, Inc.	1,468	$237,273
AMC Networks, Inc., Class A (a)	4,170	251,951
Aramark	8,959	299,410
AutoNation, Inc. (a) (b)	7,482	351,504
AutoZone, Inc. (a)	497	394,538
Bed Bath & Beyond, Inc.	4,973	214,933
Best Buy Co., Inc.	8,016	245,290
BorgWarner, Inc.	13,132	387,657
Burlington Stores, Inc. (a)	6,010	400,927
CarMax, Inc. (a) (b)	5,757	282,266
Carnival Corp., Class A	5,997	265,067
Carter's, Inc.	3,164	336,872
CBS Corp., Class B	5,545	301,870
Chipotle Mexican Grill, Inc. (a)	473	190,505
Coach, Inc.	6,298	256,581
Comcast Corp., Class A	6,148	400,788
Darden Restaurants, Inc. (b)	5,011	317,397
Dick's Sporting Goods, Inc.	3,984	179,519
Discovery Communications, Inc., Class A (a) (b)	8,593	216,801
Dollar General Corp.	4,582	430,708
Domino's Pizza, Inc.	2,279	299,415
DR Horton, Inc.	11,018	346,847
Foot Locker, Inc.	5,912	324,332
Ford Motor Co.	24,068	302,535
General Motors Co.	10,107	286,028
Gentex Corp.	27,014	417,366
Genuine Parts Co.	4,373	442,766
Hanesbrands, Inc.	12,165	305,706
Harley-Davidson, Inc.	7,749	351,030
Harman International Industries, Inc.	3,493	250,867
Hasbro, Inc.	3,749	314,878
Hilton Worldwide Holdings, Inc.	12,838	289,240
Hyatt Hotels Corp., Class A (a) (b)	7,013	344,619
Johnson Controls, Inc.	8,469	374,838
Kohl's Corp.	4,833	183,267
L Brands, Inc.	3,681	247,106
Las Vegas Sands Corp.	4,070	177,004
Lear Corp.	2,990	304,262
Leggett & Platt, Inc.	6,291	321,533
Lennar Corp., Class A	5,452	251,337
LKQ Corp. (a)	8,385	265,805
Lowe's Cos., Inc.	4,979	394,187
Macy's, Inc.	7,360	247,370
Marriott International, Inc., Class A (b)	4,156	276,208
McDonald's Corp.	3,572	429,855
Michaels Cos., Inc. (The) (a)	17,060	485,186
Mohawk Industries, Inc. (a)	1,937	367,565
Netflix, Inc. (a)	1,608	147,100

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Newell Rubbermaid, Inc.	6,509	$316,142
NIKE, Inc., Class B	5,351	295,375
Nordstrom, Inc. (b)	5,385	204,899
NVR, Inc. (a)	156	277,733
Omnicom Group, Inc.	5,236	426,682
O'Reilly Automotive, Inc. (a)	1,298	351,888
Panera Bread Co., Class A (a)	925	196,045
Polaris Industries, Inc. (b)	3,606	294,827
PulteGroup, Inc.	18,854	367,464
PVH Corp.	3,315	312,372
Ralph Lauren Corp.	4,433	397,286
Ross Stores, Inc.	4,923	279,085
Royal Caribbean Cruises Ltd.	3,055	205,143
Sally Beauty Holdings, Inc. (a)	13,705	403,064
Scripps Networks Interactive, Inc., Class A	2,907	181,019
Service Corp. International	8,606	232,706
Servicemaster Global Holding (a)	8,464	336,867
Signet Jewelers Ltd.	2,244	184,928
Sirius XM Holdings, Inc. (a)	105,045	414,928
Skechers U.S.A., Inc., Class A (a)	8,550	254,106
Starbucks Corp.	5,750	328,440
Starwood Hotels & Resorts Worldwide, Inc.	4,313	318,946
Target Corp.	4,418	308,465
TEGNA, Inc.	8,059	186,727
The Gap, Inc. (b)	9,191	195,033
The Home Depot, Inc.	2,988	381,538
The Priceline Group, Inc. (a)	195	243,440
The TJX Cos, Inc.	4,522	349,234
The Walt Disney Co.	3,322	324,958
Tiffany & Co.	5,550	336,552
Time Warner, Inc.	4,246	312,251
Toll Brothers, Inc. (a)	10,560	284,170
Tractor Supply Co.	4,914	448,059
TripAdvisor, Inc. (a) (b)	5,096	327,673
Twenty-First Century Fox, Inc.	11,172	302,203
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,677	408,584
Under Armour, Inc., Class A (a) (b)	4,788	192,142
VF Corp.	4,221	259,549
Whirlpool Corp. (b)	1,978	329,614
Williams-Sonoma, Inc. (b)	2,810	146,485
Wyndham Worldwide Corp.	4,108	292,613
Yum! Brands, Inc.	2,919	242,043
		27,161,387
Consumer Staples (9.3%):
Altria Group, Inc.	7,106	490,030
Archer-Daniels-Midland Co.	7,726	331,368
Brown-Forman Corp., Class B	4,311	430,065
Bunge Ltd.	8,498	502,657
Campbell Soup Co. (b)	7,054	469,303
Casey's General Stores, Inc.	2,542	334,298

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Church & Dwight Co., Inc.	4,810	$494,901
Coca-Cola European Partners PLC	4,813	171,776
Constellation Brands, Inc., Class A	2,586	427,724
Costco Wholesale Corp.	2,787	437,670
Coty, Inc., Class A (b)	7,291	189,493
CVS Health Corp.	3,695	353,759
Dr Pepper Snapple Group, Inc.	4,644	448,750
General Mills, Inc.	7,632	544,315
Herbalife Ltd. (a)	7,535	441,023
Hormel Foods Corp.	8,604	314,906
Ingredion, Inc.	1,271	164,480
McCormick & Co., Inc.	3,131	333,984
Mead Johnson Nutrition Co.	4,311	391,223
Molson Coors Brewing Co., Class B	3,190	322,605
Monster Beverage Corp. (a)	2,025	325,438
PepsiCo, Inc.	5,202	551,100
Philip Morris International, Inc.	5,055	514,194
Pilgrim's Pride Corp.	11,053	281,630
Pinnacle Foods, Inc.	3,041	140,768
Reynolds American, Inc.	7,620	410,947
Rite Aid Corp. (a)	39,471	295,638
Spectrum Brands Holdings, Inc. (b)	4,192	500,147
Sprouts Farmers Markets, Inc. (a)	10,033	229,756
Sysco Corp.	9,079	460,669
The Clorox Co.	3,609	499,450
The Coca-Cola Co.	12,662	573,968
The Estee Lauder Cos., Inc., Class A	3,676	334,590
The Kroger Co.	8,853	325,702
The Procter & Gamble Co.	5,747	486,598
TreeHouse Foods, Inc. (a)	3,566	366,050
Tyson Foods, Inc., Class A	4,023	268,696
Walgreens Boots Alliance, Inc.	3,390	282,285
Wal-Mart Stores, Inc.	5,361	391,460
WhiteWave Foods Co., Class A (a)	7,408	347,732
Whole Foods Market, Inc. (b)	6,932	221,963
		15,403,111
Energy (2.0%):
Columbia Pipeline Group, Inc.	17,396	443,424
Exxon Mobil Corp.	3,751	351,619
FMC Technologies, Inc. (a)	10,904	290,810
Marathon Petroleum Corp.	5,133	194,849
ONEOK, Inc.	13,359	633,884
Phillips 66	3,216	255,157
Plains GP Holdings LP, Class A	39,567	412,684
Targa Resources Corp.	8,361	352,333
Tesoro Corp.	2,811	210,600
Valero Energy Corp.	3,357	171,207
		3,316,567

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Financials (14.5%):
Affiliated Managers Group, Inc. (a)	1,947	$274,079
Aflac, Inc.	6,589	475,462
Alleghany Corp. (a)	444	244,014
American Express Co.	5,472	332,479
American Financial Group, Inc.	3,698	273,393
Ameriprise Financial, Inc.	3,322	298,482
AmTrust Financial Services, Inc.	10,654	261,023
Arthur J. Gallagher & Co.	5,406	257,326
Bank of America Corp.	19,749	262,069
BB&T Corp.	10,019	356,777
Berkshire Hathaway, Inc., Class B (a)	3,356	485,915
BlackRock, Inc.	914	313,072
Brown & Brown, Inc.	10,489	393,023
Capital One Financial Corp.	3,750	238,163
CBOE Holdings, Inc.	4,515	300,789
CBRE Group, Inc., Class A (a)	12,595	333,515
Cincinnati Financial Corp.	4,846	362,917
CIT Group, Inc.	7,871	251,164
Citigroup, Inc.	6,348	269,092
Citizens Financial Group, Inc.	13,217	264,076
CME Group, Inc.	3,554	346,160
Comerica, Inc.	10,516	432,523
Commerce Bank, Inc.	7,408	354,843
Discover Financial Services	6,792	363,982
East West Bancorp, Inc.	9,855	336,844
Erie Indemnity Co., Class A	2,854	283,516
FactSet Research Systems, Inc.	2,129	343,663
Fifth Third Bancorp	23,883	420,102
First Republic Bank	4,398	307,816
Franklin Resources, Inc.	8,294	276,771
Hartford Financial Services Group, Inc.	7,193	319,225
Huntington Bancshares, Inc.	35,683	319,006
Intercontinental Exchange, Inc.	1,404	359,368
Invesco Ltd.	7,302	186,493
Jones Lang LaSalle, Inc.	2,210	215,365
JPMorgan Chase & Co.	5,187	322,320
KeyCorp	18,627	205,828
Lincoln National Corp.	7,153	277,322
M&T Bank Corp.	2,849	336,837
Markel Corp. (a)	285	271,542
MarketAxess Holdings, Inc.	2,054	298,652
Marsh & McLennan Cos., Inc.	7,443	509,547
MetLife, Inc.	6,913	275,345
Moody's Corp.	3,448	323,112
Morgan Stanley	10,333	268,451
MSCI, Inc.	4,304	331,924
NASDAQ, Inc.	6,527	422,101
Northern Trust Corp.	1,527	101,179
Old Republic International Corp.	10,416	200,925
See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
People's United Financial, Inc.	16,262	$238,401
Principal Financial Group, Inc.	3,638	149,558
Prudential Financial, Inc.	3,758	268,096
Raymond James Financial, Inc.	8,359	412,099
Regions Financial Corp.	47,065	400,523
Reinsurance Group of America, Inc.	2,721	263,910
S&P Global, Inc.	3,183	341,409
SEI Investments Co.	6,836	328,880
Signature Bank (a)	2,311	288,690
State Street Corp.	4,743	255,743
SunTrust Banks, Inc.	8,163	335,336
SVB Financial Group (a)	1,036	98,586
Synchrony Financial (a)	11,035	278,965
T. Rowe Price Group, Inc.	5,000	364,850
TD Ameritrade Holding Corp.	9,097	259,037
TFS Financial Corp.	15,450	266,049
The Allstate Corp.	5,757	402,702
The Bank of New York Mellon Corp.	8,333	323,737
The Charles Schwab Corp.	9,020	228,296
The Goldman Sachs Group, Inc.	2,041	303,252
The PNC Financial Services Group, Inc.	4,061	330,525
The Progressive Corp.	13,031	436,539
The Travelers Cos., Inc.	4,114	489,730
Torchmark Corp.	4,372	270,277
U.S. Bancorp	8,556	345,063
Unum Group	8,208	260,932
W.R. Berkley Corp.	8,030	481,158
Wells Fargo & Co.	7,160	338,883
		24,018,818
Health Care (10.8%):
Abbott Laboratories	7,843	308,308
Abbvie, Inc.	4,062	251,478
Acadia Healthcare Co., Inc. (a)	6,455	357,607
Aetna, Inc.	2,290	279,678
Agilent Technologies, Inc.	8,979	398,309
Align Technology, Inc. (a)	4,078	328,483
Amgen, Inc.	1,917	291,672
Anthem, Inc.	2,217	291,181
Becton, Dickinson & Co.	2,819	478,075
Biogen, Inc. (a)	718	173,627
Bruker Corp.	7,218	164,137
Cardinal Health, Inc.	4,251	331,621
Centene Corp. (a) (b)	8,520	608,071
Cerner Corp. (a)	5,614	328,980
Cigna Corp.	2,210	282,858
DENTSPLY SIRONA, Inc.	4,729	293,387
Edwards Lifesciences Corp. (a)	3,263	325,419
Eli Lilly & Co.	3,770	296,888
Envision Healthcare Holdings, Inc. (a)	14,515	368,246
Express Scripts Holding Co. (a)	5,288	400,830

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Gilead Sciences, Inc.	3,224	$268,946
HCA Holdings, Inc. (a)	3,519	270,998
Henry Schein, Inc. (a)	1,457	257,598
Hologic, Inc. (a)	7,060	244,276
Humana, Inc.	1,773	318,927
IDEXX Laboratories, Inc. (a)	3,931	365,033
Illumina, Inc. (a)	1,257	176,458
IMS Health Holdings, Inc. (a)	15,035	381,288
Intuitive Surgical, Inc. (a)	625	413,381
Johnson & Johnson	4,393	532,871
Laboratory Corp. of America Holdings (a)	2,844	370,488
Mallinckrodt PLC (a)	5,994	364,315
McKesson Corp.	1,869	348,849
MEDNAX, Inc. (a)	3,539	256,330
Merck & Co., Inc.	6,878	396,242
Mettler-Toledo International, Inc. (a)	549	200,341
Mylan NV (a)	3,792	163,966
Patterson Cos., Inc.	7,185	344,090
PerkinElmer, Inc.	6,041	316,669
Pfizer, Inc.	12,744	448,716
Quest Diagnostics, Inc.	2,801	228,029
Quintiles Transnational Holdings, Inc. (a)	3,547	231,690
Regeneron Pharmaceuticals, Inc. (a)	589	205,696
ResMed, Inc.	4,359	275,620
St. Jude Medical, Inc.	5,939	463,242
Stryker Corp.	3,874	464,221
Teleflex, Inc.	1,986	352,138
The Cooper Cos., Inc.	1,367	234,536
Thermo Fisher Scientific, Inc.	2,495	368,661
UnitedHealth Group, Inc.	2,607	368,108
Universal Health Services, Inc., Class B	2,184	292,874
Varian Medical Systems, Inc. (a)	3,605	296,439
VCA, Inc. (a)	5,447	368,272
Waters Corp. (a)	2,213	311,258
West Pharmaceutical Services, Inc.	5,098	386,836
		17,846,257
Industrials (17.2%):
3M Co.	2,518	440,952
A.O. Smith Corp.	5,338	470,331
Acuity Brands, Inc.	1,082	268,293
AGCO Corp.	5,375	253,324
Alaska Air Group, Inc.	4,301	250,706
Allison Transmission Holdings, Inc.	16,210	457,608
AMERCO, Inc.	986	369,305
American Airlines Group, Inc.	5,779	163,603
AMETEK, Inc.	9,352	432,342
BE Aerospace, Inc.	6,592	304,386
C.H. Robinson Worldwide, Inc.	2,741	203,519
Carlisle Cos., Inc.	5,261	555,983
Cintas Corp.	2,073	203,423

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Copart, Inc. (a)	7,817	$383,111
CSX Corp.	10,933	285,133
Cummins, Inc.	2,859	321,466
Danaher Corp.	4,864	491,264
Deere & Co. (b)	3,754	304,224
Delta Air Lines, Inc.	5,851	213,152
Dover Corp.	3,974	275,478
Eaton Corp. PLC	5,366	320,511
Emerson Electric Co.	7,013	365,798
Equifax, Inc.	2,097	269,255
Expeditors International of Washington, Inc.	7,645	374,911
Fastenal Co. (b)	6,363	282,454
Flowserve Corp.	6,121	276,486
Fortune Brands Home & Security, Inc.	5,239	303,705
General Dynamics Corp.	3,147	438,188
Graco, Inc.	4,386	346,450
Honeywell International, Inc.	3,464	402,932
Hubbell, Inc.	3,844	405,427
Huntington Ingalls Industries, Inc.	2,904	487,959
IDEX Corp.	2,969	243,755
IHS, Inc., Class A (a)	2,149	248,446
Illinois Tool Works, Inc.	4,043	421,119
Ingersoll-Rand PLC	5,723	364,441
J.B. Hunt Transport Services, Inc.	3,387	274,110
Jacobs Engineering Group, Inc. (a)	5,929	295,323
JetBlue Airways Corp. (a)	22,543	373,313
Kansas City Southern	2,828	254,775
KAR Auction Services, Inc.	7,523	314,010
Lennox International, Inc.	2,656	378,746
Lockheed Martin Corp.	2,179	540,763
Manpowergroup, Inc.	2,741	176,356
Masco Corp.	10,295	318,527
MSC Industrial Direct Co., Inc.	2,722	192,064
Nielsen Holdings PLC	6,668	346,536
Nordson Corp.	1,953	163,290
Norfolk Southern Corp.	3,566	303,574
Northrop Grumman Corp.	2,050	455,674
Old Dominion Freight Line, Inc. (a)	6,696	403,835
Owens Corning	7,536	388,255
PACCAR, Inc.	5,984	310,390
Parker-Hannifin Corp.	3,111	336,144
Raytheon Co.	3,112	423,076
Republic Services, Inc., Class A	10,657	546,811
Robert Half International, Inc.	3,295	125,737
Rockwell Automation, Inc.	2,818	323,563
Rockwell Collins, Inc.	5,019	427,318
Rollins, Inc.	13,672	400,179
Roper Technologies, Inc.	2,125	362,440
Sensata Technologies Holding NV (a)	9,664	337,177
Snap-on, Inc.	2,192	345,941

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Southwest Airlines Co.	6,378	$250,081
Spirit Aerosystems Holdings, Inc. (a)	5,445	234,135
Stanley Black & Decker, Inc.	3,723	414,072
Stericycle, Inc. (a)	2,230	232,188
Textron, Inc.	12,494	456,781
The Boeing Co.	2,432	315,844
The Middleby Corp. (a)	2,877	331,574
Toro Co.	3,458	304,996
TransDigm Group, Inc. (a)	1,657	436,934
Tyco International PLC	9,451	402,613
Union Pacific Corp.	3,790	330,678
United Continental Holdings, Inc. (a)	4,185	171,752
United Parcel Service, Inc., Class B (b)	4,519	486,787
United Rentals, Inc. (a)	1,695	113,735
United Technologies Corp.	3,839	393,689
Verisk Analytics, Inc., Class A (a)	4,308	349,292
W.W. Grainger, Inc.	1,858	422,231
WABCO Holdings, Inc. (a)	3,469	317,656
Wabtec Corp.	4,408	309,574
Watsco, Inc.	3,136	441,203
Xylem, Inc.	8,280	369,702
		28,402,884
Information Technology (15.1%):
Activision Blizzard, Inc.	7,841	310,739
Adobe Systems, Inc. (a)	3,385	324,249
Akamai Technologies, Inc. (a)	3,926	219,581
Alliance Data Systems Corp. (a)	789	154,581
Alphabet, Inc., Class A (a)	364	256,085
Amdocs Ltd.	6,608	381,414
Amphenol Corp., Class A	6,035	345,987
Analog Devices, Inc.	4,566	258,618
ANSYS, Inc. (a)	4,334	393,311
Apple, Inc.	2,815	269,114
Applied Materials, Inc.	14,614	350,298
Arista Networks, Inc. (a)	4,224	271,941
ARRIS International PLC (a)	18,071	378,768
Arrow Electronics, Inc. (a)	3,881	240,234
Automatic Data Processing, Inc.	4,509	414,242
Avnet, Inc.	6,949	281,504
Booz Allen Hamilton Holdings Corp.	12,669	375,509
Broadridge Financial Solutions, Inc.	2,581	168,281
CA, Inc.	10,462	343,467
Cadence Design Systems, Inc. (a)	13,410	325,863
CDK Global, Inc.	7,282	404,078
CDW Corp. of Delaware	8,454	338,836
Cisco Systems, Inc.	11,353	325,718
Citrix Systems, Inc. (a)	4,999	400,370
Cognizant Technology Solutions Corp., Class A (a)	4,940	282,766
Corning, Inc.	15,853	324,669
eBay, Inc. (a)	10,760	251,892

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Echostar Holding Corp. (a)	7,523	$298,663
EMC Corp.	12,507	339,815
F5 Networks, Inc. (a)	2,957	336,625
Facebook, Inc., Class A (a)	2,264	258,730
Fidelity National Information Services, Inc.	4,674	344,380
Fiserv, Inc. (a)	3,960	430,571
FleetCor Technologies, Inc. (a)	3,323	475,621
Flextronics International Ltd. (a)	22,982	271,188
FLIR Systems, Inc.	11,045	341,843
Gartner, Inc. (a)	3,533	344,150
Genpact Ltd. (a)	7,922	212,626
Global Payments, Inc.	5,140	366,893
HP, Inc.	18,391	230,807
Intel Corp.	10,343	339,250
International Business Machines Corp. (b)	2,504	380,057
IPG Photonics Corp. (a)	4,292	343,360
Jack Henry & Associates, Inc.	2,956	257,970
Juniper Networks, Inc.	11,747	264,190
Keysight Technologies, Inc. (a)	17,259	502,063
KLA-Tencor Corp.	6,109	447,485
Lam Research Corp. (b)	3,662	307,828
Linear Technology Corp.	5,465	254,286
MasterCard, Inc., Class A	3,948	347,661
Microchip Technology, Inc. (b)	9,036	458,668
Micron Technology, Inc. (a)	30,607	421,152
Motorola Solutions, Inc.	4,336	286,046
NVIDIA Corp.	6,945	326,484
Oracle Corp.	9,540	390,472
Paychex, Inc.	7,964	473,858
QUALCOMM, Inc.	4,229	226,548
Red Hat, Inc. (a)	3,883	281,906
Sabre Corp.	11,699	313,416
Seagate Technology PLC (b)	9,772	238,046
Skyworks Solutions, Inc.	4,712	298,175
Symantec Corp.	10,539	216,471
Synopsys, Inc. (a)	8,800	475,904
Texas Instruments, Inc.	5,273	330,353
The Ultimate Software Group, Inc. (a)	1,680	353,287
The Western Union Co.	13,714	263,035
Total System Services, Inc.	7,610	404,167
Trimble Navigation Ltd. (a)	14,760	359,554
Tyler Technologies, Inc. (a)	3,266	544,475
Vantiv, Inc. (a)	6,885	389,691
VeriSign, Inc. (a)	3,024	261,455
Visa, Inc., Class A	4,579	339,624
VMware, Inc., Class A (a) (b)	4,249	243,128
Western Digital Corp.	11,253	531,817
Xilinx, Inc.	7,814	360,460
		24,876,369

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Materials (5.2%):
Air Products & Chemicals, Inc.	2,525	$358,651
Albemarle Corp.	7,195	570,636
AptarGroup, Inc.	5,058	400,240
Avery Dennison Corp.	2,796	209,001
Ball Corp.	2,803	202,629
Bemis Co., Inc.	4,780	246,122
CF Industries Holdings, Inc.	8,762	211,164
Crown Holdings, Inc. (a)	5,645	286,032
Eastman Chemical Co.	4,884	331,624
Ecolab, Inc.	3,145	372,997
International Flavors & Fragrances, Inc.	1,514	190,870
International Paper Co.	7,341	311,112
LyondellBasell Industries NV, Class A	2,920	217,306
Martin Marietta Materials, Inc.	1,620	311,040
NewMarket Corp.	682	282,607
Packaging Corp. of America	6,098	408,138
PPG Industries, Inc.	3,283	341,924
Praxair, Inc.	3,729	419,102
Reliance Steel & Aluminum Co.	3,547	272,764
Sealed Air Corp.	6,636	305,057
Sonoco Products Co.	5,636	279,884
The Dow Chemical Co.	4,989	248,003
The Mosaic Co.	9,219	241,353
The Sherwin-Williams Co.	1,116	327,736
The Valspar Corp.	3,661	395,498
W.R. Grace & Co.	5,850	428,280
Westlake Chemical Corp.	8,236	353,489
		8,523,259
Telecommunication Services (0.8%):
AT&T, Inc.	13,864	599,063
CenturyLink, Inc.	8,064	233,937
Verizon Communications, Inc.	9,049	505,296
		1,338,296
Utilities (7.4%):
AGL Resources, Inc.	5,379	354,852
Alliant Energy Corp.	7,694	305,452
Ameren Corp.	5,666	303,584
American Electric Power Co., Inc.	6,442	451,520
American Water Works Co., Inc.	3,879	327,815
Aqua America, Inc.	7,734	275,794
Atmos Energy Corp.	3,330	270,796
CMS Energy Corp.	6,694	306,987
Consolidated Edison, Inc.	6,277	504,922
Dominion Resources, Inc. (b)	6,831	532,340
DTE Energy Co.	4,959	491,536
Duke Energy Corp.	5,361	459,920
Eversource Energy	7,300	437,270
Exelon Corp.	21,851	794,502

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Great Plains Energy, Inc.	12,409	$377,234
ITC Holdings Corp.	8,843	414,029
NextEra Energy, Inc.	3,896	508,038
OGE Energy Corp.	13,517	442,682
PG&E Corp.	7,252	463,548
Pinnacle West Capital Corp.	5,866	475,498
Public Service Enterprise Group, Inc.	8,858	412,871
Questar Corp.	9,325	236,575
SCANA Corp.	2,716	205,493
Sempra Energy	4,083	465,544
TECO Energy, Inc.	16,783	463,882
The Southern Co.	9,929	532,492
WEC Energy Group, Inc. (b)	7,421	484,591
Westar Energy, Inc.	5,924	332,277
Xcel Energy, Inc.	11,493	514,657
		12,146,701
Total Common Stocks (Cost $144,743,256)		163,033,649
Collateral for Securities Loaned (4.8%)
Fidelity Prime Money Market Portfolio, 0.43%	7,920,881	7,920,881
Total Collateral for Securities Loaned (Cost $7,920,881)		7,920,881
Total Investments (Cost $152,664,137) — 103.5%		170,954,530
Liabilities in excess of other assets — (3.5)%		(5,835,709)
NET ASSETS — 100.00%		$165,118,821

(a)  Non-income producing security.

(b)  All or portion of this security is on loan. See Note 2 to financial statements for market value of collateral.

LP — Limited Partnership

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	19	9/16/16	$1,985,690	$9,538

See notes to financial statements.

Victory Portfolios II Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (98.7%)
Consumer Discretionary (9.0%):
Best Buy Co., Inc.	2,151	$65,821
Coach, Inc.	1,979	80,624
Darden Restaurants, Inc.	1,573	99,634
Ford Motor Co.	7,491	94,162
General Motors Co.	3,143	88,947
Harley-Davidson, Inc.	1,746	79,094
Kohl's Corp.	1,287	48,803
L Brands, Inc.	1,145	76,864
Las Vegas Sands Corp.	1,267	55,102
Macy's, Inc.	1,713	57,574
McDonald's Corp.	1,112	133,818
Nordstrom, Inc.	1,315	50,036
The Gap, Inc.	2,502	53,092
		983,571
Consumer Staples (10.2%):
Altria Group, Inc.	2,210	152,402
Archer-Daniels-Midland Co.	2,404	103,108
Bunge Ltd.	1,309	77,427
General Mills, Inc.	2,374	169,313
Philip Morris International, Inc.	1,572	159,903
The Coca-Cola Co.	3,939	178,555
The Procter & Gamble Co.	1,788	151,390
Wal-Mart Stores, Inc.	1,667	121,724
		1,113,822
Electric Utilities (14.1%):
Alliant Energy Corp.	3,646	144,746
American Electric Power Co., Inc.	2,005	140,530
Duke Energy Corp.	1,667	143,012
Exelon Corp.	6,247	227,142
Great Plains Energy, Inc.	4,080	124,032
OGE Energy Corp.	4,044	132,441
Pinnacle West Capital Corp.	1,895	153,609
The Southern Co.	3,021	162,017
Westar Energy, Inc.	2,698	151,331
Xcel Energy, Inc.	3,576	160,133
		1,538,993
Energy (3.6%):
Exxon Mobil Corp.	1,167	109,395
Marathon Petroleum Corp.	1,596	60,584
ONEOK, Inc.	1,627	77,201
Plains GP Holdings LP, Class A	4,009	41,814
Targa Resources Corp.	1,088	45,848
Valero Energy Corp.	1,045	53,295
		388,137

See notes to financial statements.

Victory Portfolios II Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Financials (17.3%):
American Financial Group, Inc.	2,250	$166,343
Ameriprise Financial, Inc.	1,034	92,905
Arthur J. Gallagher & Co.	3,565	169,693
BB&T Corp.	3,116	110,961
Cincinnati Financial Corp.	2,075	155,397
CME Group, Inc.	1,106	107,724
Fifth Third Bancorp	5,088	89,498
Invesco Ltd.	3,011	76,901
JPMorgan Chase & Co.	1,614	100,294
MetLife, Inc.	2,150	85,635
Old Republic International Corp.	7,323	141,261
People's United Financial, Inc.	7,658	112,266
Principal Financial Group, Inc.	2,222	91,346
Prudential Financial, Inc.	1,169	83,396
Regions Financial Corp.	10,055	85,568
T. Rowe Price Group, Inc.	1,556	113,541
Wells Fargo & Co.	2,227	105,404
		1,888,133
Gas Utilities (0.7%):
Questar Corp.	3,155	80,042
Health Care (3.1%):
Abbvie, Inc.	1,264	78,254
Merck & Co., Inc.	2,139	123,228
Pfizer, Inc.	3,966	139,643
		341,125
Industrials (9.1%):
Cummins, Inc.	888	99,846
Deere & Co.	1,168	94,655
Eaton Corp. PLC	1,670	99,749
Emerson Electric Co.	2,182	113,813
KAR Auction Services, Inc.	3,537	147,634
Norfolk Southern Corp.	1,110	94,494
PACCAR, Inc.	1,862	96,582
The Boeing Co.	756	98,182
United Parcel Service, Inc., Class B	1,407	151,562
		996,517
Information Technology (12.2%):
Analog Devices, Inc.	1,421	80,485
CA, Inc.	3,754	123,244
Cisco Systems, Inc.	3,533	101,362
HP, Inc.	5,724	71,836
Intel Corp.	3,218	105,551
International Business Machines Corp.	779	118,237
KLA-Tencor Corp.	1,160	84,970
Microchip Technology, Inc.	1,923	97,611
Paychex, Inc.	2,478	147,440
QUALCOMM, Inc.	1,317	70,552

See notes to financial statements.

Victory Portfolios II Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares or Principal Amount	Value
Seagate Technology PLC	1,645	$40,072
Symantec Corp.	6,345	130,326
The Western Union Co.	5,031	96,495
Western Digital Corp.	1,284	60,682
		1,328,863
Materials (5.1%):
CF Industries Holdings, Inc.	1,588	38,271
International Paper Co.	2,284	96,796
LyondellBasell Industries NV, Class A	908	67,573
Packaging Corp. of America	1,418	94,907
Sonoco Products Co.	2,668	132,493
The Dow Chemical Co.	1,552	77,149
The Mosaic Co.	1,954	51,156
		558,345
Multi-Utilities (10.3%):
Ameren Corp.	2,750	147,345
Consolidated Edison, Inc.	1,954	157,181
Dominion Resources, Inc.	2,125	165,602
DTE Energy Co.	1,543	152,942
Public Service Enterprise Group, Inc.	2,756	128,457
SCANA Corp.	1,935	146,402
TECO Energy, Inc.	2,771	76,590
WEC Energy Group, Inc.	2,309	150,778
		1,125,297
Telecommunication Services (3.8%):
AT&T, Inc.	4,313	186,364
CenturyLink, Inc.	2,509	72,786
Verizon Communications, Inc.	2,815	157,190
		416,340
Total Common Stocks (Cost $10,341,865)		10,759,185
Cash Equivalents (4.6%)
Citibank Money Market Deposit Account, 0.05% (a)	$505,136	505,136
Total Cash Equivalents (Cost $505,136)		505,136
Total Investments (Cost $10,847,001) — 103.3%		11,264,321
Liabilities in excess of other assets — (3.3)%		(362,128)
NET ASSETS — 100.00%		$10,902,193

(a)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments June 30, 2016
Security Description	Shares	Fair Value(a)
Common Stocks (97.0%)
Australia (4.5%):
Consumer Staples (0.3%):
Wesfarmers Ltd.	2,105	$63,463
Energy (0.2%):
Caltex Australia Ltd.	2,076	50,039
Financials (1.9%):
AMP Ltd.	13,264	51,679
Australia & New Zealand Banking Group Ltd.	2,510	45,720
Commonwealth Bank of Australia	961	53,927
Insurance Australia Group Ltd.	12,834	52,853
Macquarie Group Ltd.	984	51,208
National Australia Bank Ltd.	2,519	48,350
QBE Insurance Group Ltd.	5,904	46,627
Suncorp Group Ltd.	6,015	55,142
Westpac Banking Corp.	1,998	44,295
		449,801
Health Care (0.6%):
CSL Ltd.	855	72,085
Ramsay Health Care Ltd.	1,164	62,892
		134,977
Industrials (0.6%):
Asciano Ltd.	6,803	45,124
Brambles Ltd.	5,680	53,017
Cimic Group Ltd.	1,698	45,830
		143,971
Materials (0.4%):
Amcor Ltd.	4,951	55,652
Newcrest Mining Ltd. (b)	2,307	39,974
		95,626
Telecommunication Services (0.5%):
Telstra Corp. Ltd.	16,969	70,907
Tpg Telecom Ltd.	6,144	55,078
		125,985
		1,063,862
Austria (0.1%):
Financials (0.1%):
Erste Group Bank AG	1,511	34,398
Belgium (1.9%):
Consumer Discretionary (0.3%):
Telenet Group Holding NV	1,230	56,236

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Consumer Staples (0.5%):
Anheuser-Busch InBev NV	408	$53,945
Colruyt SA	1,230	68,056
		122,001
Financials (0.5%):
Ageas	1,555	54,043
Groupe Bruxelles Lambert SA	837	68,629
		122,672
Health Care (0.2%):
UCB SA	593	44,521
Materials (0.2%):
Solvay SA	443	41,374
Telecommunication Services (0.2%):
Proximus SADP	1,613	51,251
		438,055
Bermuda (0.4%):
Financials (0.2%):
Hongkong Land Holdings Ltd.	8,600	52,634
Industrials (0.2%):
Brookfield Business Partners L.P. (b)	35	664
Jardine Matheson Holdings Ltd.	900	52,618
		53,282
		105,916
Canada (9.8%):
Consumer Discretionary (1.2%):
Canadian Tire Corp. Ltd.	530	57,747
Dollarama, Inc.	850	59,351
Gildan Activewear, Inc.	1,791	52,463
Magna International, Inc.	1,041	36,545
Shaw Communications, Inc., Class B	3,503	67,251
		273,357
Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc., Class B	1,201	51,580
George Weston Ltd.	872	75,475
Loblaw Cos. Ltd.	1,426	76,289
Metro, Inc.	2,050	71,428
Saputo, Inc.	2,079	61,752
		336,524
Energy (0.6%):
Imperial Oil Ltd.	1,377	43,576
Inter Pipeline Ltd.	2,011	42,655
Pembina Pipeline Corp.	1,685	51,210
		137,441

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Financials (4.0%):
Bank of Montreal	1,167	$74,033
Brookfield Asset Management, Inc.	1,748	57,833
Canadian Imperial Bank of Commerce	931	69,937
Ci Financial Corp.	2,639	55,056
Great-West Lifeco, Inc.	2,586	68,223
IGM Financial, Inc.	1,987	54,097
Intact Financial Corp.	1,057	75,515
Manulife Financial Corp.	3,275	44,797
National Bank of Canada	1,815	62,088
Power Corp. of Canada	2,713	57,755
Power Financial Corp.	2,721	62,454
Royal Bank of Canada	1,171	69,201
Sun Life Financial, Inc.	1,830	60,122
The Bank of Nova Scotia	1,340	65,672
The Toronto-Dominion Bank	1,701	73,054
		949,837
Industrials (0.4%):
Canadian National Railway Co.	989	58,407
Canadian Pacific Railway Ltd.	308	39,658
		98,065
Information Technology (0.4%):
CGI Group, Inc. (b)	1,251	53,447
Constellation Software, Inc.	109	42,190
		95,637
Materials (0.6%):
Agrium, Inc.	625	56,554
Franco-Nevada Corp.	589	44,793
Potash Corp. of Saskatchewan, Inc.	1,998	32,480
		133,827
Telecommunication Services (0.8%):
BCE, Inc. (c)	1,874	88,695
Rogers Communications, Inc.	1,625	65,790
TELUS Corp.	751	24,185
		178,670
Utilities (0.4%):
Canadian Utilities Ltd., Class A	1,697	49,171
Fortis, Inc.	1,594	53,886
		103,057
		2,306,415
China (0.1%):
Industrials (0.1%):
China State Construction Int	20,000	26,538

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Denmark (1.8%):
Consumer Discretionary (0.2%):
Pandora A/S	324	$44,135
Financials (0.2%):
Danske Bank A/S	1,580	41,593
Health Care (0.4%):
Genmab A/S (b)	270	49,242
Novo Nordisk A/S, Class B	755	40,665
		89,907
Industrials (0.6%):
DSV A/S	1,103	46,386
ISS A/S	1,837	69,101
Vestas Wind Systems A/S	553	37,593
		153,080
Materials (0.4%):
Christian Hansen Holding A/S	761	49,987
Novozymes A/S, B Shares	915	43,946
		93,933
		422,648
Finland (1.3%):
Energy (0.2%):
Neste Oyj	1,260	45,176
Financials (0.2%):
Sampo Oyj, Class A	1,198	48,987
Industrials (0.4%):
Kone Oyj, Class B	988	45,590
Wartsila Oyj ABP	1,103	44,998
		90,588
Information Technology (0.2%):
Nokia Oyj	6,227	35,460
Materials (0.3%):
Stora ENSO Oyj, R Shares	4,142	33,305
UPM-Kymmene Oyj	2,381	43,735
		77,040
		297,251
France (8.7%):
Consumer Discretionary (2.3%):
Accor SA	894	34,250
Christian Dior SE	240	38,441
Compagnie Generale DES Etablissements Michelin	562	52,956
Eutelsat Communications SA	1,867	35,235
Hermes International	142	52,927
JCDecaux SA	1,137	38,331
Kering	207	33,318

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
LVMH Moet Hennessy Louis Vuitton SA	232	$34,965
Numericable-Sfr	790	19,739
Psa Peugeot Citroen (b)	2,122	25,431
Publicis Groupe SA	778	52,043
Renault SA	342	25,816
Sodexo SA	497	53,236
Valeo SA	768	34,090
		530,778
Consumer Staples (0.8%):
Carrefour SA	1,555	38,241
Danone SA	790	55,278
L'Oreal SA	283	54,174
Pernod Ricard SA	465	51,476
		199,169
Financials (1.0%):
AXA SA	1,813	35,843
BNP Paribas SA	809	35,474
CNP Assurances	2,928	43,193
Credit Agricole SA	3,149	26,470
Natixis SA	6,276	23,612
SCOR SE	1,496	44,223
Societe Generale SA	856	26,777
		235,592
Health Care (0.6%):
Essilor International SA	393	51,644
Sanofi	570	47,351
Sartorius Stedim Biotech	599	40,387
		139,382
Industrials (2.2%):
Aeroports de Paris	564	61,789
Airbus Group SE	588	33,699
Bollore SA	12,136	40,850
Bureau Veritas SA	2,822	59,240
Compagnie de Saint-Gobain	1,049	39,757
Eiffage SA	669	47,552
Legrand SA	982	50,263
Schneider Electric SA	682	39,783
Societe BIC SA	345	48,602
Thales SA	609	50,567
Vinci SA	775	54,682
		526,784
Information Technology (0.8%):
Atos SE	682	56,222
Cap Gemini SA	540	46,592
Dassault Systemes SA	714	53,825
Ingenico Group	353	40,909
		197,548

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Materials (0.2%):
Air Liquide SA	447	$46,563
Telecommunication Services (0.4%):
Iliad SA	206	41,578
Orange SA	2,466	40,093
		81,671
Utilities (0.4%):
Suez Environnement Co.	2,762	43,074
Veolia Environnement SA	2,205	47,610
		90,684
		2,048,171
Germany (5.8%):
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG	484	35,218
Continental AG	209	39,543
Daimler AG, Registered Shares	583	34,881
ProSiebenSat.1 Media SE	970	42,424
		152,066
Consumer Staples (0.2%):
Beiersdorf AG	600	56,797
Financials (1.5%):
Allianz SE	361	51,492
Commerzbank AG	3,988	25,967
Deutsche Boerse AG	587	48,218
Hannover Rueck SE	506	53,010
Muenchener Rueckversicherungs-Gesellschaft AG	354	59,356
Talanx AG	1,860	55,389
Vonovia SE	1,441	52,609
		346,041
Health Care (0.9%):
Bayer AG	443	44,487
Fresenius Medical Care AG & Co. KGaA	587	51,124
Fresenius SE & Co. KGaA	722	53,043
Merck KGaA	550	55,896
		204,550
Industrials (0.9%):
Brenntag AG	920	44,560
Deutsche Post AG	1,968	55,436
Hochtief AG	409	52,799
Siemens AG	539	55,305
		208,100
Information Technology (0.6%):
Infineon Technologies AG	2,897	41,932
SAP SE	743	55,796
United Internet AG	897	37,282
		135,010

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Materials (0.9%):
BASF SE	688	$52,748
Evonik Industries AG	1,789	53,320
Linde AG	342	47,646
Symrise AG	848	57,835
		211,549
Telecommunication Services (0.2%):
Deutsche Telekom AG, Registered Shares	2,811	47,927
		1,362,040
Hong Kong (8.0%):
Consumer Discretionary (0.6%):
Chow Tai Fook Jewellery Group Ltd. (c)	59,200	42,539
Galaxy Entertainment Group Ltd.	7,000	20,945
Michael Kors Holdings Ltd. (b) (c)	520	25,730
Techtronic Industries Co. Ltd.	10,500	43,850
		133,064
Consumer Staples (0.5%):
Dairy Farm International Holdings Ltd.	10,300	69,531
WH Group Ltd.	63,000	49,898
		119,429
Financials (3.4%):
AIA Group Ltd.	8,000	48,112
BOC Hong Kong Holdings Ltd.	14,500	43,695
China Overseas Land & Investment Ltd., Class H	8,000	25,504
China Resources Land Limited	10,000	23,565
China Taiping Insurance Holdings Co. Ltd. (b)	12,200	22,960
Goldin Financial Holdings Ltd. (b)	14,000	8,844
Hang Lung Properties, Ltd.	25,000	50,509
Hang Seng Bank	3,300	56,607
Henderson Land Development Co. Ltd. (c)	8,800	49,711
Hong Kong Exchanges and Clearing Ltd.	1,610	39,230
New World Development Co. Ltd.	80,000	81,472
Sino Land Co. Ltd.	30,000	49,397
Sun Hung KAI Properties, Ltd.	4,000	48,277
Swire Pacific Ltd., Class A	5,500	62,159
Swire Properties Ltd.	21,000	55,955
The Bank of East Asia Ltd. (c)	12,200	47,182
The Wharf Holdings Ltd.	8,000	48,822
Wheelock & Co. Ltd.	11,000	51,676
		813,677
Industrials (1.4%):
Beijing Enterprises Holdings Ltd.	7,500	42,520
Cathay Pacific Airways Ltd.	25,000	36,678
China Merchants Holdings International.	12,000	32,125
CITIC Ltd.	30,000	43,856
CK Hutchison Holdings Ltd.	4,500	49,504

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Jardine Strategic Holdings Ltd.	1,900	$57,513
MTR Corp. Ltd.	13,000	65,955
		328,151
Information Technology (0.0%): (d)
Hanergy Thin Film Power Group Ltd. (b) (e)	82,000	1,797
Telecommunication Services (0.3%):
China Mobile Ltd.	4,000	46,219
China Unicom Hong Kong Ltd.	30,000	31,283
		77,502
Utilities (1.8%):
Cheung Kong Infrastructure Holdings Ltd.	7,000	60,357
China Gas Holdings Ltd. (c)	24,000	36,737
China Resources Power Holdings Co. Ltd.	18,000	27,015
CLP Holdings Ltd.	10,500	107,264
Guangdong Investment Ltd.	30,000	45,799
Hong Kong & China Gas Co. Ltd.	45,584	83,295
Power Assets Holdings Ltd.	6,000	55,169
		415,636
		1,889,256
Ireland (2.4%):
Consumer Discretionary (0.3%):
Paddy Power Betfair PLC	301	31,667
WPP PLC	2,444	50,927
		82,594
Consumer Staples (0.3%):
Kerry Group PLC	726	64,942
Financials (0.4%):
Bank of Ireland (b)	125,525	25,570
XL Group PLC	2,029	67,586
		93,156
Health Care (0.2%):
Shire PLC	722	44,613
Industrials (0.7%):
DCC PLC	675	59,389
Experian PLC	2,926	55,502
Pentair PLC (c)	862	50,246
		165,137
Information Technology (0.3%):
Accenture PLC, Class A	568	64,349
Materials (0.2%):
CRH PLC	1,447	42,424
		557,215

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Israel (0.8%):
Financials (0.3%):
Bank Hapoalim BM	12,413	$62,555
Health Care (0.1%):
Teva Pharmaceutical Industries Ltd.	670	33,920
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	679	54,103
Telecommunication Services (0.2%):
Bezeq The Israeli Telecommunication Corp.	18,198	36,061
		186,639
Italy (1.5%):
Consumer Discretionary (0.3%):
Luxottica Group SpA	701	34,160
Prada SpA (c)	8,990	27,842
		62,002
Financials (0.5%):
Assicurazioni Generali SpA	3,035	35,785
EXOR SpA	1,044	38,534
Intesa Sanpaolo SpA	11,702	22,286
UniCredit SpA	7,243	15,927
		112,532
Industrials (0.2%):
Atlantia SpA	1,848	46,166
Utilities (0.5%):
Snam SpA	10,959	65,508
Terna Rete Elettrica Nazionale SpA	11,500	63,990
		129,498
		350,198
Japan (17.6%):
Consumer Discretionary (3.0%):
Aisin Seiki Co. Ltd.	826	33,650
Bridgestone Corp. (c)	1,058	34,006
Denso Corp.	886	31,179
Dentsu, Inc.	700	32,818
Fuji Heavy Industries Ltd.	865	29,737
Honda Motor Co. Ltd. (c)	1,343	33,694
Isuzu Motors Ltd.	3,365	41,453
Koito Manufacturing Co. Ltd.	600	27,631
Mazda Motor Corp.	2,000	26,470
Mitsubishi Motors Corp.	4,900	22,623
Nissan Motor Co. Ltd.	3,849	34,355
Nitori Holdings Co. Ltd.	400	48,521
Oriental Land Co. Ltd.	552	35,747
Panasonic Corp.	3,700	31,838
Rakuten, Inc. (c)	3,600	39,078
See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Sekisui House Ltd.	2,197	$38,479
Shimano, Inc.	140	21,409
Sumitomo Electric Industries Ltd.	2,892	38,282
Suzuki Motor Corp.	1,305	35,342
Toyota Industries Corp.	781	31,057
Toyota Motor Corp.	687	33,873
		701,242
Consumer Staples (1.8%):
Ajinomoto Co., Inc.	1,600	37,703
Asahi Group Holdings Ltd.	1,400	45,275
Japan Tobacco, Inc. (c)	787	31,723
Kao Corp.	793	46,193
Kikkoman Corp.	1,000	36,906
MEIJI Holdings Co. Ltd.	300	30,831
Seven & i Holdings Co. Ltd.	1,044	43,779
Shiseido Co. Ltd.	1,400	36,486
Suntory Beverage & Food Ltd.	1,100	49,784
Uni-Charm Corp.	1,600	35,953
Yakult Honsha Co. Ltd.	663	34,463
		429,096
Financials (2.2%):
Daito Trust Construction Co. Ltd.	374	60,732
Daiwa House Industry Co. Ltd.	1,200	35,245
Daiwa Securities Group, Inc.	6,000	31,615
Japan Exchange Group, Inc.	2,000	23,030
Mitsubishi UFJ Financial Group, Inc.	7,784	34,900
Mitsui Fudosan Co. Ltd.	1,000	22,954
Mizuho Financial Group, Inc.	24,952	35,913
Nomura Holdings, Inc.	7,369	26,212
ORIX Corp.	2,140	27,697
Resona Holdings, Inc.	10,431	38,130
Sompo Japan Nipponkoa Holdings, Inc.	1,100	29,278
Sumitomo Mitsui Financial Group, Inc.	1,094	31,594
Sumitomo Mitsui Trust Holdings, Inc.	12,084	39,325
Sumitomo Realty & Development	564	15,296
T&D Holdings, Inc.	3,400	28,877
The Dai-ichi Life Insurance Co. Ltd.	2,600	29,110
		509,908
Health Care (2.0%):
Astellas Pharma, Inc.	3,000	47,054
Chugai Pharmaceutical Co. Ltd.	1,175	41,881
Daiichi Sankyo Co. Ltd.	1,600	38,878
Eisai Co. Ltd.	569	31,775
Hoya Corp.	1,002	35,793
Kyowa Hakko Kirin Co. Ltd.	2,000	34,116
M3, Inc.	1,300	45,377
Santen Pharmaceutical Co., Ltd. (c)	2,600	40,871
Shionogi & Co. Ltd. (c)	600	32,804

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Sysmex Corp.	500	$34,434
Taisho Pharmaceutical Holdin	500	52,623
Terumo Corp.	1,000	42,681
		478,287
Industrials (4.1%):
Central Japan Railway Co.	200	35,578
Daikin Industries Ltd. (c)	500	42,029
FANUC Corp.	200	32,539
Hankyu Hanshin Holdings, Inc.	7,000	52,204
ITOCHU Corp.	2,512	30,734
Japan Airlines Co. Ltd.	1,100	35,395
Kintetsu Group Holdings Co. Ltd.	11,000	47,081
Komatsu Ltd.	2,168	37,667
Kubota Corp.	2,405	32,533
Makita Corp.	500	33,203
Marubeni Corp. (c)	7,100	32,081
Mitsubishi Corp.	1,768	31,134
Mitsubishi Electric Corp.	3,266	38,996
Mitsubishi Heavy Industries Ltd.	9,000	36,196
Mitsui & Co. Ltd.	3,054	36,462
Nidec Corp.	400	30,454
OBAYASHI Corp.	3,800	40,464
Odakyu Railway Jpy50 ORD (c)	3,000	35,183
Recruit Holdings Co. Ltd.	1,500	54,809
Secom Co. Ltd.	700	51,761
Shimizu Corp.	5,000	46,852
SMC Corp.	100	24,606
TAISEI Corp.	6,000	49,307
Tokyu Corp.	4,949	43,457
Toyota Tsusho Corp.	1,458	31,394
		962,119
Information Technology (2.2%):
Canon, Inc. (c)	1,716	48,999
FUJIFILM Holdings Corp.	1,047	40,630
Hitachi Ltd.	7,699	32,262
Kyocera Corp.	780	37,120
Murata Manufacturing Co. Ltd.	200	22,426
Nexon Co. Ltd.	1,600	23,684
Nomura Research Institute Ltd.	1,120	41,082
NTT Data Corp.	800	37,788
Oracle Corp. Japan	900	47,998
Renesas Electronics Corp. (b)	4,300	24,598
Ricoh Co. Ltd.	4,400	38,147
Seiko Epson Corp.	1,700	27,258
TDK Corp. (c)	400	22,394
Tokyo Electron Ltd.	500	42,260
Yahoo Japan Corp.	9,000	39,915
		526,561

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Materials (1.1%):
Asahi Kasei Corp.	4,578	$31,863
JFE Holdings, Inc.	1,900	24,789
Nippon Paint Co. Ltd.	1,100	27,198
Nippon Steel & Sumitomo Metal	1,600	30,980
Nitto Denko Corp.	465	29,501
Shin-Etsu Chemical Co. Ltd.	698	40,901
Sumitomo Chemical Co. Ltd.	6,000	24,760
Toray Industries, Inc.	4,838	41,288
		251,280
Telecommunication Services (0.6%):
KDDI Corp.	1,301	39,569
Nippon Telegraph & Telephone Corp.	812	38,084
NTT DOCOMO, Inc.	1,500	40,459
SoftBank Group Corp.	575	32,522
		150,634
Utilities (0.6%):
Chubu Electric Power Co., Inc.	2,800	39,853
Osaka Gas Co. Ltd.	12,000	46,140
Tohoku Electric Power Co., Inc.	2,700	34,080
Tokyo Electric Power Co. Holdin (b)	5,800	24,567
		144,640
		4,153,767
Netherlands (1.8%):
Consumer Discretionary (0.5%):
RELX NV	3,196	55,285
Wolters Kluwer NV	1,396	56,518
		111,803
Consumer Staples (0.4%):
Heineken NV	624	57,226
Koninklijke Ahold NV	2,299	50,761
		107,987
Financials (0.2%):
NN Group NV	1,738	47,838
Industrials (0.3%):
AerCap Holdings NV (b)	868	29,156
Randstad Holding NV	795	31,789
		60,945
Information Technology (0.2%):
ASML Holding NV	410	40,354
Materials (0.2%):
AKZO Nobel NV	779	48,385
		417,312

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Norway (1.1%):
Consumer Staples (0.6%):
Marine Harvest ASA	3,870	$65,316
Orkla ASA	7,931	70,577
		135,893
Financials (0.4%):
DNB ASA	3,316	39,716
Gjensidige Forsikring ASA	3,406	56,781
		96,497
Materials (0.1%):
Yara International ASA	1,144	36,363
		268,753
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	2,618	41,285
Utilities (0.2%):
EDP — Energias de Portugal SA	16,274	49,817
		91,102
Singapore (2.5%):
Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	1,471	40,250
Consumer Staples (0.2%):
Wilmar International Ltd.	19,733	48,047
Financials (1.1%):
CapitaLand Ltd.	22,651	52,018
DBS Group Holdings Ltd.	5,733	67,612
Oversea-Chinese Banking Corp. Ltd.	10,389	67,565
United Overseas Bank Ltd.	4,867	67,072
		254,267
Industrials (0.6%):
Keppel Corp. Ltd.	9,433	38,923
Singapore Airlines Ltd.	7,700	61,158
Singapore Technologies Engineering Ltd.	22,685	53,410
		153,491
Information Technology (0.1%):
Broadcom Ltd.	228	35,431
Telecommunication Services (0.3%):
Singapore Telecommunications Ltd.	21,969	67,869
		599,355
Spain (3.1%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	1,403	47,126

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Financials (0.4%):
Banco de Sabadell SA	20,537	$27,192
Banco Santander SA	7,697	29,865
Bankia SA	42,312	30,798
		87,855
Health Care (0.2%):
Grifols SA	2,457	55,806
Industrials (0.9%):
Abertis Infraestructuras SA	3,805	56,221
ACS, Actividades de Construccion y Servicios SA	1,426	39,109
Aena SA	484	64,145
Ferrovial SA	2,806	54,928
		214,403
Information Technology (0.2%):
Amadeus IT Holding SA	1,313	57,841
Utilities (1.2%):
Enagas SA	2,347	71,692
Gas Natural SDG SA	2,832	56,286
Iberdrola SA	11,125	75,879
Red Electrica Corp. SA	859	76,744
		280,601
		743,632
Sweden (3.1%):
Consumer Discretionary (0.2%):
Hennes & Mauritz AB	1,565	46,061
Consumer Staples (0.5%):
Svenska Cellulosa AB SCA, B Shares	1,602	51,493
Swedish Match AB	1,949	68,042
		119,535
Financials (1.0%):
Lundbergs AB-B Shs	1,213	69,214
Nordea Bank AB	4,457	37,826
Skandinaviska Enskilda Banken AB, Class A	4,301	37,586
Svenska Handelsbanken AB	3,365	40,868
Swedbank AB, A Shares	2,345	49,271
		234,765
Health Care (0.1%):
Meda AB	1,096	19,882
Industrials (1.0%):
ALFA Laval AB	2,408	37,967
ASSA Abloy AB	2,265	46,615
Atlas Copco AB, A Shares	1,548	40,220
Skanska AB, Class B	2,159	45,224
SKF AB, B Shares	2,232	35,777
Volvo AB, B Shares	3,969	39,444
		245,247

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Information Technology (0.3%):
Hexagon AB, B Shares	1,172	$42,907
Telefonaktiebolaget LM Ericsson, B Shares	4,551	34,976
		77,883
		743,373
Switzerland (7.1%):
Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	697	40,811
Garmin Ltd.	969	41,105
The Swatch Group AG	120	34,931
		116,847
Consumer Staples (0.5%):
Coca-Cola HBC AG	2,269	45,904
Nestle SA, Registered Shares	966	74,867
		120,771
Financials (1.6%):
Baloise Holding AG	567	63,172
Chubb Ltd.	604	78,949
Julius Baer Group Ltd.	988	39,777
Partners Group Holding AG	130	55,731
Swiss Life Holding AG	230	53,169
Swiss Re AG	704	61,506
UBS Group AG, Registered Shares	2,660	34,526
		386,830
Health Care (1.5%):
Actelion Ltd.	354	59,631
Galenica AG	28	37,758
Lonza Group AG, Registered Shares	335	55,665
Novartis AG	775	63,987
Roche Holding AG	245	64,670
Sonova Holding AG, Registered Shares	510	67,711
		349,422
Industrials (1.4%):
ABB Ltd.	3,100	61,374
Geberit AG	162	61,379
Kuehne + Nagel International AG	510	71,478
Schindler Holding AG	320	57,953
SGS SA	31	71,035
		323,219
Information Technology (0.2%):
TE Connectivity Ltd.	923	52,712
Materials (1.1%):
EMS-Chemie Holding AG	113	58,361
Givaudan SA, Registered shares	33	66,467
LafargeHolcim Ltd.	882	36,912

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Sika AG	16	$67,109
Syngenta AG	90	34,557
		263,406
Telecommunication Services (0.3%):
Swisscom AG	119	59,138
		1,672,345
United Kingdom (12.3%):
Consumer Discretionary (3.4%):
Barratt Developments PLC	6,024	32,729
Berkeley Group Holdings PLC	949	32,040
Burberry Group PLC	2,011	31,276
Compass Group PLC	3,586	68,213
Delphi Automotive PLC	570	35,682
GKN PLC	10,189	36,831
Informa PLC	6,358	61,988
InterContinental Hotels Group PLC	938	34,587
ITV PLC	16,024	38,413
Kingfisher PLC	10,803	46,391
Marks & Spencer Group PLC	9,833	42,102
Merlin Entertainment	8,747	51,502
Next PLC	707	46,707
Persimmon PLC	1,651	32,010
RELX PLC	3,739	68,839
Sky PLC	4,342	49,331
Taylor Wimpey PLC	17,704	31,403
Whitbread PLC	1,097	51,319
		791,363
Consumer Staples (2.0%):
Associated British Foods PLC	1,302	47,434
British American Tobacco PLC	1,189	77,068
Diageo PLC	2,564	71,614
Imperial Tobacco Group PLC	1,246	67,562
Reckitt Benckiser Group PLC	684	68,573
SABMiller PLC	752	43,848
Sainsbury (J) PLC	11,522	35,887
Unilever PLC	1,353	64,817
		476,803
Financials (2.5%):
Admiral Group PLC	2,104	57,198
Aon PLC	690	75,369
Aviva PLC	7,237	38,141
Direct Line Insurance Group PLC	11,594	53,591
Hargreaves Lansdown PLC	2,399	40,011
Legal & General Group PLC	14,577	37,312
London Stock Exchange Group PLC	977	33,191
Old Mutual PLC	12,225	33,019
Provident Financial PLC	1,125	34,682

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Fair Value(a)
Prudential PLC	2,035	$34,525
RSA Insurance Group PLC	5,182	34,725
Schroders PLC	1,163	36,745
St James's Place PLC	3,514	37,051
Standard Life PLC	9,411	37,123
		582,683
Health Care (0.5%):
AstraZeneca PLC	877	52,421
Smith & Nephew PLC	3,415	57,980
		110,401
Industrials (1.6%):
Babcock International Group PLC	4,179	50,516
BAE Systems PLC	8,543	59,795
Bunzl PLC	2,456	75,554
easyJet PLC	2,278	33,097
Intertek Group PLC	1,147	53,433
Royal Mail PLC	9,256	62,175
Travis Perkins PLC	2,204	43,477
		378,047
Information Technology (0.4%):
ARM Holdings PLC	2,893	43,936
The Sage Group PLC	6,247	53,987
		97,923
Materials (0.3%):
Johnson Matthey PLC	1,093	40,988
Rio Tinto PLC	1,089	33,825
		74,813
Telecommunication Services (0.3%):
BT Group PLC	8,218	45,163
Inmarsat PLC	3,544	38,186
		83,349
Utilities (1.3%):
National Grid PLC	5,650	83,070
Severn Trent PLC	2,628	85,734
SSE PLC	2,951	61,409
United Utilities Group PLC	5,469	75,788
		306,001
		2,901,383
United States (0.9%):
Consumer Discretionary (0.3%):
Autoliv, Inc.	395	42,443
lululemon athletica, Inc. (b)	493	36,413
		78,856

See notes to financial statements.

Victory Portfolios II Victory CEMP International Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares or Principal Amount	Fair Value(a)
Health Care (0.4%):
Jazz Pharmaceuticals PLC (b)	275	$38,860
Taro Pharmaceutical Indus (b)	365	53,144
		92,004
Information Technology (0.2%):
Mobileye NV (b)	753	34,743
		205,603
Total Common Stocks (Cost $23,333,778)		22,885,227
Rights (0.0%) (d)
Spain (0.0%): (d)
Industrials (0.0%): (d)
ACS, Actividades de Construccion y Servicios SA Expires 07/12/16 @ $0.00 (b)	1,426	1,001
Total Rights (Cost $—)		1,001
Cash Equivalents (0.5%)
United States (0.5%):
Citibank Money Market Deposit Account, 0.05% (f)	$113,466	113,466
Total Cash Equivalents (Cost $113,466)		113,466
Collateral for Securities Loaned (2.7%)
United States (2.7%):
Fidelity Prime Money Market Portfolio, 0.43%	623,146	623,146
Total Collateral for Securities Loaned (Cost $623,146)		623,146
Total Investments (Cost $24,070,390) — 100.2%		23,622,840
Liabilities in excess of other assets — (0.2)%		(25,401)
NET ASSETS — 100.00%		$23,597,439

(a)  All securities, excluding Rights, except those traded on exchanges in the United States (including ADRs), and Canada were fair valued at June 30, 2016.

(b)  Non-income producing security.

(c)  All or portion of this security is on loan. See Note 2 to financial statements for market value of collateral.

(d)  Amount represents less than 0.05% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.00% of the Fund's net assets at June 30, 2016.

(f)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

PLC — Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Mini MSCI EAFE Index Futures	3	9/19/16	$242,280	$(11,157)

See notes to financial statements.

Victory Portfolios II Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Consolidated Schedule of Portfolio Investments June 30, 2016
Security Description	Principal Amount	Value
U.S. Treasury Obligations (44.5%)
U.S. Treasury Bills 0.29%, 12/8/16 (a) (b)	$1,000,000	$998,727
0.40%, 5/25/17 (a) (b)	2,200,000	2,192,012
U.S. Treasury Notes, 0.88%, 7/15/17 (b)	500,000	501,797
Total U.S. Treasury Obligations (Cost $3,683,546)		3,692,536
Cash Equivalents (31.4%)
Citibank Money Market Deposit Account, 0.05% (c)	$2,607,048	2,607,048
Total Cash Equivalents (Cost $2,607,048)		2,607,048
Total Investments (Cost $6,290,594) — 75.9%		6,299,584
Other assets in excess of liabilities — 24.1%		2,002,890
NET ASSETS — 100.00%		$8,302,474

(a)  Rate represents the effective yield at purchase.

(b)  All or a portion of this security is being held as collateral for futures contracts.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

Futures Contracts Purchased*

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Cocoa Future	14	9/15/16	$414,820	$(18,546)
Coffee 'C' Future	7	9/20/16	382,331	17,962
Copper Future	7	9/28/16	384,213	25,344
Corn Future	23	12/14/16	426,938	(74,553)
Cotton No.2 Future	18	12/07/16	577,530	(7,063)
Gasoline RBOB Future	3	7/29/16	189,164	(12,160)
Gold 100 Oz Future	4	8/29/16	528,240	20,492
Lean Hogs Future	12	8/12/16	399,720	(19,970)
Live Cattle Future	9	8/31/16	413,370	(14,035)
Natural Gas Future	13	7/27/16	380,120	38,573
NEW York Harbor USLD Future	4	7/29/16	250,102	(7,586)
NYMEX WTI Crude Future	5	7/20/16	241,650	(5,102)
Primary Aluminum Future	12	9/19/16	495,375	26,914
Silver Future	5	9/28/16	465,575	31,803
Soybean Future	10	11/14/16	576,625	(963)
Soybean Meal Future	16	12/14/16	641,599	(7,150)
Soybean Oil Future	22	12/14/16	423,324	(16,550)
Sugar #11 Future	17	9/30/16	387,083	12,552
Wheat Future	15	9/14/16	334,125	(52,550)
Zinc Future	7	9/19/16	368,594	37,834
				$(24,754)

*  All of these investments are held by CEMPCSVWF Fund Ltd., the wholly owned subsidiary.

See notes to financial statements.

Victory Portfolios II Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Consolidated Schedule of Portfolio Investments June 30, 2016
Security Description	Principal Amount	Value
U.S. Treasury Obligations (36.0%)
U.S. Treasury Bills 0.29%, 12/8/16 (a) (b)	$250,000	$249,682
0.40%, 5/25/17 (a) (b)	1,500,000	1,494,554
U.S. Treasury Notes, 0.88%, 7/15/17 (b)	500,000	501,797
Total U.S. Treasury Obligations (Cost $2,239,882)		2,246,033
Cash Equivalents (40.6%)
Citibank Money Market Deposit Account, 0.05% (c)	$2,530,417	2,530,417
Total Cash Equivalents (Cost $2,530,417)		2,530,417
Total Investments (Cost $4,770,299) — 76.6%		4,776,450
Other assets in excess of liabilities — 23.4%		1,455,642
NET ASSETS — 100.00%		$6,232,092

(a)  Rate represents the effective yield at purchase.

(b)  All or a portion of this security is being held as collateral for futures contracts.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

Futures Contracts Purchased*

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Cocoa Future	11	9/15/16	$325,930	$(14,340)
Coffee 'C' Future	5	9/20/16	273,094	14,035
Copper Future	5	9/28/16	274,438	18,666
Corn Future	17	12/14/16	315,563	(54,660)
Cotton No.2 Future	13	12/07/16	417,105	(2,996)
Gasoline RBOB Future	2	7/29/16	126,109	(4,797)
Gold 100 Oz Future	3	8/29/16	396,180	15,747
Lean Hogs Future	9	8/12/16	299,790	(14,875)
Live Cattle Future	6	8/31/16	275,580	(7,102)
Natural Gas Future	10	7/27/16	292,400	29,536
NEW York Harbor USLD Future	3	7/29/16	187,576	(5,885)
NYMEX WTI Crude Future	4	7/20/16	193,320	(6,818)
Primary Aluminum Future	9	9/19/16	371,531	21,002
Silver Future	4	9/28/16	372,460	25,992
Soybean Future	8	11/14/16	461,300	(340)
Soybean Meal Future	12	12/14/16	481,200	(3,660)
Soybean Oil Future	16	12/14/16	307,872	(11,000)
Sugar #11 Future	13	9/30/16	296,005	9,975
Wheat Future	11	9/14/16	245,025	(39,455)
Zinc Future	5	9/19/16	263,281	29,103
				$(1,872)

*  All of these investments are held by CEMPCLSSF Fund Ltd., the wholly owned subsidiary.

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (93.9%)
Consumer Discretionary (15.7%):
Advance Auto Parts, Inc.	105	$16,971
AMC Networks, Inc., Class A (a)	299	18,066
Aramark	642	21,456
AutoNation, Inc. (a) (b)	536	25,181
AutoZone, Inc. (a)	36	28,578
Bed Bath & Beyond, Inc.	356	15,386
Best Buy Co., Inc.	575	17,595
BorgWarner, Inc.	942	27,808
Burlington Stores, Inc. (a)	431	28,752
CarMax, Inc. (a)	413	20,249
Carnival Corp., Class A	430	19,006
Carter's, Inc.	227	24,169
CBS Corp., Class B	397	21,613
Chipotle Mexican Grill, Inc. (a)	34	13,694
Coach, Inc.	451	18,374
Comcast Corp., Class A	441	28,749
Darden Restaurants, Inc. (b)	359	22,739
Dick's Sporting Goods, Inc.	286	12,887
Discovery Communications, Inc., Class A (a) (b)	616	15,542
Dollar General Corp.	328	30,833
Domino's Pizza, Inc.	164	21,546
DR Horton, Inc.	790	24,869
Foot Locker, Inc.	424	23,261
Ford Motor Co.	1,726	21,696
General Motors Co.	725	20,518
Gentex Corp.	1,936	29,911
Genuine Parts Co.	314	31,792
Hanesbrands, Inc.	872	21,913
Harley-Davidson, Inc.	556	25,186
Harman International Industries, Inc.	250	17,955
Hasbro, Inc.	269	22,593
Hilton Worldwide Holdings, Inc.	920	20,728
Hyatt Hotels Corp., Class A (a)	503	24,717
Johnson Controls, Inc.	607	26,866
Kohl's Corp.	346	13,120
L Brands, Inc.	263	17,655
Las Vegas Sands Corp.	291	12,656
Lear Corp.	214	21,777
Leggett & Platt, Inc.	451	23,051
Lennar Corp., Class A	391	18,025
LKQ Corp. (a)	601	19,052
Lowe's Cos., Inc.	357	28,264
Macy's, Inc.	528	17,746
Marriott International, Inc., Class A	298	19,805
McDonald's Corp.	256	30,806
Michaels Cos., Inc. (The) (a)	1,223	34,782
Mohawk Industries, Inc. (a)	138	26,187
Netflix, Inc. (a)	115	10,520

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Newell Rubbermaid, Inc.	467	$22,682
NIKE, Inc., Class B	384	21,197
Nordstrom, Inc.	386	14,687
NVR, Inc. (a)	11	19,584
Omnicom Group, Inc.	375	30,558
O'Reilly Automotive, Inc. (a)	93	25,212
Panera Bread Co., Class A (a)	67	14,200
Polaris Industries, Inc. (b)	258	21,094
PulteGroup, Inc.	1,352	26,350
PVH Corp.	237	22,333
Ralph Lauren Corp.	317	28,409
Ross Stores, Inc.	353	20,012
Royal Caribbean Cruises Ltd.	219	14,706
Sally Beauty Holdings, Inc. (a)	982	28,881
Scripps Networks Interactive, Inc., Class A	209	13,014
Service Corp. International	617	16,684
Servicemaster Global Holding (a)	607	24,158
Signet Jewelers Ltd.	161	13,268
Sirius XM Holdings, Inc. (a)	7,529	29,740
Skechers U.S.A., Inc., Class A (a)	613	18,218
Starbucks Corp.	412	23,533
Starwood Hotels & Resorts Worldwide, Inc.	309	22,851
Target Corp.	317	22,133
TEGNA, Inc.	577	13,369
The Gap, Inc. (b)	659	13,984
The Home Depot, Inc.	214	27,326
The Priceline Group, Inc. (a)	14	17,478
The TJX Cos., Inc.	324	25,023
The Walt Disney Co.	238	23,281
Tiffany & Co.	397	24,074
Time Warner, Inc.	304	22,356
Toll Brothers, Inc. (a)	757	20,371
Tractor Supply Co.	353	32,187
TripAdvisor, Inc. (a)	365	23,469
Twenty-First Century Fox, Inc.	800	21,640
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	120	29,237
Under Armour, Inc., Class A (a)	343	13,765
VF Corp.	302	18,570
Whirlpool Corp.	142	23,663
Williams-Sonoma, Inc.	201	10,478
Wyndham Worldwide Corp.	295	21,013
Yum! Brands, Inc.	210	17,413
		1,946,846
Consumer Staples (8.9%):
Altria Group, Inc.	509	35,101
Archer-Daniels-Midland Co.	554	23,761
Brown-Forman Corp., Class B	309	30,826
Bunge Ltd.	609	36,023
Campbell Soup Co. (b)	505	33,598
Casey's General Stores, Inc.	183	24,066

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Church & Dwight Co., Inc.	344	$35,394
Coca-Cola European Partners PLC	345	12,313
Constellation Brands, Inc., Class A	185	30,599
Costco Wholesale Corp.	200	31,408
Coty, Inc., Class A (b)	522	13,567
CVS Health Corp.	264	25,275
Dr Pepper Snapple Group, Inc.	333	32,178
General Mills, Inc.	547	39,012
Herbalife Ltd. (a)	540	31,606
Hormel Foods Corp.	617	22,582
Ingredion, Inc.	91	11,776
McCormick & Co., Inc.	225	24,001
Mead Johnson Nutrition Co.	309	28,042
Molson Coors Brewing Co., Class B	228	23,058
Monster Beverage Corp. (a)	145	23,303
PepsiCo, Inc.	373	39,516
Philip Morris International, Inc.	362	36,822
Pilgrim's Pride Corp.	792	20,180
Pinnacle Foods, Inc.	218	10,091
Reynolds American, Inc.	546	29,446
Rite Aid Corp. (a)	2,829	21,189
Spectrum Brands Holdings, Inc.	300	35,793
Sprouts Farmers Markets, Inc. (a)	719	16,465
Sysco Corp.	651	33,032
The Clorox Co.	259	35,843
The Coca-Cola Co.	907	41,113
The Estee Lauder Cos., Inc., Class A	263	23,938
The Kroger Co.	635	23,362
The Procter & Gamble Co.	412	34,884
TreeHouse Foods, Inc. (a)	255	26,176
Tyson Foods, Inc., Class A	289	19,302
Walgreens Boots Alliance, Inc.	243	20,235
Wal-Mart Stores, Inc.	384	28,040
WhiteWave Foods Co., Class A (a)	531	24,925
Whole Foods Market, Inc.	497	15,914
		1,103,755
Energy (1.9%):
Columbia Pipeline Group, Inc.	1,247	31,786
Exxon Mobil Corp.	269	25,216
FMC Technologies, Inc. (a)	781	20,829
Marathon Petroleum Corp.	368	13,969
ONEOK, Inc.	958	45,457
Phillips 66	230	18,248
Plains GP Holdings LP, Class A	2,837	29,590
Targa Resources Corp.	599	25,242
Tesoro Corp.	201	15,059
Valero Energy Corp.	241	12,291
		237,687

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Financials (13.8%):
Affiliated Managers Group, Inc. (a)	139	$19,567
Aflac, Inc.	472	34,060
Alleghany Corp. (a)	31	17,037
American Express Co.	392	23,818
American Financial Group, Inc.	265	19,591
Ameriprise Financial, Inc.	238	21,384
AmTrust Financial Services, Inc.	763	18,694
Arthur J. Gallagher & Co.	388	18,469
Bank of America Corp.	1,416	18,790
BB&T Corp.	719	25,604
Berkshire Hathaway, Inc., Class B (a)	241	34,894
BlackRock, Inc.	66	22,607
Brown & Brown, Inc.	752	28,177
Capital One Financial Corp.	269	17,084
CBOE Holdings, Inc.	324	21,585
CBRE Group, Inc., Class A (a)	903	23,912
Cincinnati Financial Corp.	347	25,987
CIT Group, Inc.	564	17,997
Citigroup, Inc.	455	19,287
Citizens Financial Group, Inc.	948	18,941
CME Group, Inc.	254	24,740
Comerica, Inc.	754	31,013
Commerce Bank, Inc.	531	25,435
Discover Financial Services	486	26,045
East West Bancorp, Inc.	706	24,131
Erie Indemnity Co., Class A	204	20,265
FactSet Research Systems, Inc.	153	24,697
Fifth Third Bancorp	1,712	30,114
First Republic Bank	316	22,117
Franklin Resources, Inc.	594	19,822
Hartford Financial Services Group, Inc.	515	22,856
Huntington Bancshares, Inc.	2,558	22,869
Intercontinental Exchange, Inc.	101	25,852
Invesco Ltd.	523	13,358
Jones Lang LaSalle, Inc.	158	15,397
JPMorgan Chase & Co.	371	23,054
KeyCorp	1,336	14,763
Lincoln National Corp.	513	19,889
M&T Bank Corp.	204	24,119
Markel Corp. (a)	21	20,008
MarketAxess Holdings, Inc.	147	21,374
Marsh & McLennan Cos., Inc.	533	36,489
MetLife, Inc.	495	19,716
Moody's Corp.	247	23,146
Morgan Stanley	741	19,251
MSCI, Inc.	308	23,753
NASDAQ, Inc.	468	30,266
Northern Trust Corp.	110	7,289
Old Republic International Corp.	746	14,390

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
People's United Financial, Inc.	1,165	$17,079
Principal Financial Group, Inc.	261	10,730
Prudential Financial, Inc.	270	19,262
Raymond James Financial, Inc.	599	29,530
Regions Financial Corp.	3,374	28,713
Reinsurance Group of America, Inc.	195	18,913
S&P Global, Inc.	228	24,455
SEI Investments Co.	490	23,574
Signature Bank (a)	165	20,612
State Street Corp.	340	18,333
SunTrust Banks, Inc.	585	24,032
SVB Financial Group (a)	75	7,137
Synchrony Financial (a)	791	19,996
T. Rowe Price Group, Inc.	359	26,196
TD Ameritrade Holding Corp.	652	18,566
TFS Financial Corp.	1,108	19,080
The Allstate Corp.	413	28,889
The Bank of New York Mellon Corp.	597	23,193
The Charles Schwab Corp.	647	16,376
The Goldman Sachs Group, Inc.	147	21,841
The PNC Financial Services Group, Inc.	291	23,684
The Progressive Corp.	934	31,289
The Travelers Cos., Inc.	295	35,117
Torchmark Corp.	313	19,350
U.S. Bancorp	613	24,722
Unum Group	588	18,693
W.R. Berkley Corp.	576	34,514
Wells Fargo & Co.	513	24,280
		1,721,859
Health Care (10.3%):
Abbott Laboratories	562	22,092
Abbvie, Inc.	291	18,016
Acadia Healthcare Co., Inc. (a)	463	25,650
Aetna, Inc.	164	20,029
Agilent Technologies, Inc.	644	28,567
Align Technology, Inc. (a)	292	23,521
Amgen, Inc.	138	20,996
Anthem, Inc.	159	20,883
Becton, Dickinson & Co.	202	34,256
Biogen, Inc. (a)	51	12,333
Bruker Corp.	517	11,757
Cardinal Health, Inc.	305	23,793
Centene Corp. (a)	611	43,608
Cerner Corp. (a)	402	23,557
Cigna Corp.	158	20,222
DENTSPLY SIRONA, Inc.	339	21,032
Edwards Lifesciences Corp. (a)	234	23,337
Eli Lilly & Co.	271	21,341
Envision Healthcare Holdings, Inc. (a)	1,040	26,385
Express Scripts Holding Co. (a)	379	28,729

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Gilead Sciences, Inc.	231	$19,270
HCA Holdings, Inc. (a)	252	19,407
Henry Schein, Inc. (a)	104	18,387
Hologic, Inc. (a)	506	17,508
Humana, Inc.	127	22,845
IDEXX Laboratories, Inc. (a)	281	26,094
Illumina, Inc. (a)	90	12,634
IMS Health Holdings, Inc. (a)	1,077	27,313
Intuitive Surgical, Inc. (a)	45	29,763
Johnson & Johnson	315	38,210
Laboratory Corp. of America Holdings (a)	204	26,575
Mallinckrodt PLC (a)	430	26,135
McKesson Corp.	134	25,011
MEDNAX, Inc. (a)	254	18,397
Merck & Co., Inc.	493	28,402
Mettler-Toledo International, Inc. (a)	40	14,597
Mylan NV (a)	272	11,761
Patterson Cos., Inc.	515	24,663
PerkinElmer, Inc.	433	22,698
Pfizer, Inc.	914	32,182
Quest Diagnostics, Inc.	201	16,363
Quintiles Transnational Holdings, Inc. (a)	254	16,591
Regeneron Pharmaceuticals, Inc. (a)	42	14,668
ResMed, Inc.	312	19,728
St. Jude Medical, Inc.	425	33,150
Stryker Corp.	278	33,313
Teleflex, Inc.	142	25,178
The Cooper Cos., Inc.	98	16,814
Thermo Fisher Scientific, Inc.	179	26,449
UnitedHealth Group, Inc.	187	26,404
Universal Health Services, Inc., Class B	156	20,920
Varian Medical Systems, Inc. (a)	258	21,215
VCA, Inc. (a)	390	26,368
Waters Corp. (a)	158	22,223
West Pharmaceutical Services, Inc.	365	27,696
		1,279,036
Industrials (16.4%):
3M Co.	181	31,697
A.O. Smith Corp.	382	33,657
Acuity Brands, Inc.	77	19,093
AGCO Corp.	385	18,145
Alaska Air Group, Inc.	308	17,953
Allison Transmission Holdings, Inc.	1,162	32,803
AMERCO, Inc.	71	26,593
American Airlines Group, Inc.	415	11,749
AMETEK, Inc.	670	30,974
BE Aerospace, Inc.	472	21,795
C.H. Robinson Worldwide, Inc.	196	14,553
Carlisle Cos., Inc.	377	39,841
Cintas Corp.	148	14,523

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Copart, Inc. (a)	560	$27,446
CSX Corp.	783	20,421
Cummins, Inc.	205	23,050
Danaher Corp.	349	35,249
Deere & Co.	269	21,800
Delta Air Lines, Inc.	419	15,264
Dover Corp.	285	19,756
Eaton Corp. PLC	385	22,996
Emerson Electric Co.	503	26,236
Equifax, Inc.	150	19,260
Expeditors International of Washington, Inc.	548	26,874
Fastenal Co.	456	20,242
Flowserve Corp.	439	19,830
Fortune Brands Home & Security, Inc.	376	21,797
General Dynamics Corp.	226	31,468
Graco, Inc.	315	24,882
Honeywell International, Inc.	248	28,847
Hubbell, Inc.	275	29,004
Huntington Ingalls Industries, Inc.	208	34,950
IDEX Corp.	213	17,487
IHS, Inc., Class A (a)	154	17,804
Illinois Tool Works, Inc.	290	30,206
Ingersoll-Rand PLC	410	26,109
J.B. Hunt Transport Services, Inc.	243	19,666
Jacobs Engineering Group, Inc. (a)	425	21,169
JetBlue Airways Corp. (a)	1,616	26,761
Kansas City Southern	202	18,198
KAR Auction Services, Inc.	540	22,540
Lennox International, Inc.	191	27,237
Lockheed Martin Corp.	156	38,716
Manpowergroup, Inc.	196	12,611
Masco Corp.	738	22,834
MSC Industrial Direct Co., Inc.	195	13,759
Nielsen Holdings PLC	478	24,842
Nordson Corp.	140	11,705
Norfolk Southern Corp.	255	21,708
Northrop Grumman Corp.	147	32,675
Old Dominion Freight Line, Inc. (a)	480	28,949
Owens Corning	540	27,821
PACCAR, Inc.	429	22,252
Parker-Hannifin Corp.	223	24,095
Raytheon Co.	223	30,317
Republic Services, Inc., Class A	763	39,149
Robert Half International, Inc.	237	9,044
Rockwell Automation, Inc.	202	23,194
Rockwell Collins, Inc.	360	30,650
Rollins, Inc.	980	28,685
Roper Technologies, Inc.	152	25,925
Sensata Technologies Holding NV (a)	692	24,144
Snap-on, Inc.	157	24,778
See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Southwest Airlines Co.	457	$17,919
Spirit Aerosystems Holdings, Inc. (a)	390	16,770
Stanley Black & Decker, Inc.	267	29,696
Stericycle, Inc. (a)	160	16,659
Textron, Inc.	896	32,758
The Boeing Co.	174	22,597
The Middleby Corp. (a)	206	23,742
Toro Co.	248	21,874
TransDigm Group, Inc. (a)	119	31,379
Tyco International PLC	677	28,840
Union Pacific Corp.	272	23,732
United Continental Holdings, Inc. (a)	300	12,312
United Parcel Service, Inc., Class B	324	34,901
United Rentals, Inc. (a)	122	8,186
United Technologies Corp.	275	28,201
Verisk Analytics, Inc., Class A (a)	308	24,972
W.W. Grainger, Inc.	133	30,224
WABCO Holdings, Inc. (a)	249	22,801
Wabtec Corp.	316	22,193
Watsco, Inc.	225	31,656
Xylem, Inc.	594	26,522
		2,035,712
Information Technology (14.3%):
Activision Blizzard, Inc.	562	22,272
Adobe Systems, Inc. (a)	243	23,277
Akamai Technologies, Inc. (a)	281	15,716
Alliance Data Systems Corp. (a)	57	11,167
Alphabet, Inc., Class A (a)	26	18,292
Amdocs Ltd.	474	27,359
Amphenol Corp., Class A	433	24,824
Analog Devices, Inc.	327	18,521
ANSYS, Inc. (a)	310	28,133
Apple, Inc.	201	19,216
Applied Materials, Inc.	1,048	25,121
Arista Networks, Inc. (a)	303	19,507
ARRIS International PLC (a)	1,295	27,142
Arrow Electronics, Inc. (a)	278	17,208
Automatic Data Processing, Inc.	323	29,674
Avnet, Inc.	498	20,174
Booz Allen Hamilton Holdings Corp.	908	26,913
Broadridge Financial Solutions, Inc.	185	12,062
CA, Inc.	750	24,623
Cadence Design Systems, Inc. (a)	961	23,352
CDK Global, Inc.	522	28,966
CDW Corp. of Delaware	606	24,288
Cisco Systems, Inc.	814	23,354
Citrix Systems, Inc. (a)	358	28,672
Cognizant Technology Solutions Corp., Class A (a)	354	20,263
Corning, Inc.	1,137	23,286
eBay, Inc. (a)	772	18,073

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Echostar Holding Corp. (a)	540	$21,438
EMC Corp.	897	24,371
F5 Networks, Inc. (a)	212	24,134
Facebook, Inc., Class A (a)	162	18,513
Fidelity National Information Services, Inc.	335	24,683
Fiserv, Inc. (a)	284	30,879
FleetCor Technologies, Inc. (a)	238	34,066
Flextronics International Ltd. (a)	1,648	19,446
FLIR Systems, Inc.	791	24,481
Gartner, Inc. (a)	254	24,742
Genpact Ltd. (a)	567	15,218
Global Payments, Inc.	369	26,339
HP, Inc.	1,318	16,541
Intel Corp.	741	24,305
International Business Machines Corp. (b)	180	27,320
IPG Photonics Corp. (a)	308	24,640
Jack Henry & Associates, Inc.	212	18,501
Juniper Networks, Inc.	842	18,937
Keysight Technologies, Inc. (a)	1,237	35,985
KLA-Tencor Corp.	393	28,787
Lam Research Corp.	263	22,108
Linear Technology Corp.	392	18,240
MasterCard, Inc., Class A	283	24,921
Microchip Technology, Inc. (b)	647	32,841
Micron Technology, Inc. (a)	2,194	30,188
Motorola Solutions, Inc.	311	20,517
NVIDIA Corp.	498	23,411
Oracle Corp.	683	27,955
Paychex, Inc.	571	33,976
QUALCOMM, Inc.	303	16,232
Red Hat, Inc. (a)	278	20,183
Sabre Corp.	838	22,450
Seagate Technology PLC	701	17,076
Skyworks Solutions, Inc.	338	21,389
Symantec Corp.	755	15,508
Synopsys, Inc. (a)	630	34,070
Texas Instruments, Inc.	378	23,682
The Ultimate Software Group, Inc. (a)	120	25,235
The Western Union Co.	983	18,854
Total System Services, Inc.	546	28,998
Trimble Navigation Ltd. (a)	1,058	25,773
Tyler Technologies, Inc. (a)	234	39,009
Vantiv, Inc. (a)	494	27,960
VeriSign, Inc. (a)	217	18,762
Visa, Inc., Class A	328	24,328
VMware, Inc., Class A (a)	305	17,452
Western Digital Corp.	806	38,092
Xilinx, Inc.	560	25,833
		1,779,824

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Materials (4.9%):
Air Products & Chemicals, Inc.	181	$25,709
Albemarle Corp.	515	40,844
AptarGroup, Inc.	362	28,645
Avery Dennison Corp.	201	15,025
Ball Corp.	201	14,530
Bemis Co., Inc.	343	17,661
CF Industries Holdings, Inc.	628	15,135
Crown Holdings, Inc. (a)	405	20,521
Eastman Chemical Co.	350	23,765
Ecolab, Inc.	226	26,804
International Flavors & Fragrances, Inc.	109	13,742
International Paper Co.	526	22,292
LyondellBasell Industries NV, Class A	210	15,628
Martin Marietta Materials, Inc.	116	22,272
NewMarket Corp.	49	20,305
Packaging Corp. of America	437	29,248
PPG Industries, Inc.	236	24,579
Praxair, Inc.	267	30,008
Reliance Steel & Aluminum Co.	254	19,533
Sealed Air Corp.	476	21,882
Sonoco Products Co.	404	20,063
The Dow Chemical Co.	358	17,796
The Mosaic Co.	661	17,305
The Sherwin-Williams Co.	80	23,494
The Valspar Corp.	263	28,412
W.R. Grace & Co.	419	30,674
Westlake Chemical Corp.	591	25,366
		611,238
Telecommunication Services (0.8%):
AT&T, Inc.	994	42,951
CenturyLink, Inc.	578	16,768
Verizon Communications, Inc.	648	36,184
		95,903
Utilities (7.0%):
AGL Resources, Inc.	378	24,937
Alliant Energy Corp.	552	21,914
Ameren Corp.	407	21,807
American Electric Power Co., Inc.	462	32,382
American Water Works Co., Inc.	278	23,493
Aqua America, Inc.	554	19,756
Atmos Energy Corp.	238	19,354
CMS Energy Corp.	480	22,013
Consolidated Edison, Inc.	450	36,198
Dominion Resources, Inc.	489	38,107
DTE Energy Co.	355	35,188
Duke Energy Corp.	384	32,943
Eversource Energy	523	31,328
Exelon Corp.	1,567	56,976

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares or Principal Amount	Value
Great Plains Energy, Inc.	889	$27,026
ITC Holdings Corp.	634	29,684
NextEra Energy, Inc.	279	36,382
OGE Energy Corp.	969	31,735
PG&E Corp.	520	33,238
Pinnacle West Capital Corp.	421	34,126
Public Service Enterprise Group, Inc.	635	29,597
Questar Corp.	668	16,947
SCANA Corp.	195	14,754
Sempra Energy	292	33,294
TECO Energy, Inc.	1,177	32,532
The Southern Co.	696	37,326
WEC Energy Group, Inc.	532	34,740
Westar Energy, Inc.	424	23,782
Xcel Energy, Inc.	824	36,899
		868,458
Total Common Stocks (Cost $10,538,025)		11,680,318
Cash Equivalents (3.8%)
Citibank Money Market Deposit Account, 0.05% (c)	$476,227	476,227
Total Cash Equivalents (Cost $476,227)		476,227
Collateral for Securities Loaned (1.4%)
Fidelity Prime Money Market Portfolio, 0.43%	170,729	170,729
Total Collateral for Securities Loaned (Cost $170,729)		170,729
Total Investments (Cost $11,184,981) — 99.1%		12,327,274
Other assets in excess of liabilities — 0.9%		109,965
NET ASSETS — 100.00%		$12,437,239

(a)  Non-income producing security.

(b)  All or portion of this security is on loan. See Note 2 to financial statements for market value of collateral.

(c)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

LP — Limited Partnership

PLC — Public Liability Co.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	45	9/16/16	$4,702,950	$42,231

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments June 30, 2016
Security Description	Shares	Value
Common Stocks (90.2%)
Consumer Discretionary (10.1%):
AMC Entertainment Holdings, Inc., Class A	4,695	$129,629
American Eagle Outfitters, Inc. (a)	7,656	121,960
BAIC Motor Corp. Ltd.	129,500	91,330
Barratt Developments PLC	19,508	105,987
Belle International Holdings Ltd.	175,000	103,003
Berkeley Group Holdings PLC	3,079	103,952
Best Buy Co., Inc.	3,423	104,744
Bob Evans Farms, Inc.	4,081	154,874
Brinker International, Inc.	3,903	177,704
Cheng Shin Rubber Industry Co. Ltd.	116,000	244,585
Chow Tai Fook Jewellery Group Ltd. (a)	192,800	138,540
Coach, Inc.	3,149	128,290
Daimler AG, Registered Shares (a)	1,897	113,497
Darden Restaurants, Inc. (a)	2,503	158,540
Dineequity, Inc.	2,222	188,381
Drew Industries, Inc.	3,178	269,621
DSW, Inc., Class A	5,554	117,634
Eutelsat Communications SA	6,052	114,215
Ford Motor Co.	11,914	149,759
Garmin Ltd.	3,143	133,326
General Motors Co.	5,003	141,585
GNC Holdings, Inc.	3,010	73,113
Great Wall Motor Co. Ltd., Class H	95,000	79,430
Guess?, Inc. (a)	6,515	98,051
Harley-Davidson, Inc.	2,777	125,798
HSN, Inc.	2,690	131,622
Interval Leisure Group, Inc.	8,839	140,540
ITV PLC	51,878	124,364
Kohl's Corp.	2,048	77,660
L Brands, Inc.	1,822	122,311
Las Vegas Sands Corp.	2,014	87,589
Macy's, Inc.	2,726	91,621
Marks & Spencer Group PLC	31,839	136,327
McDonald's Corp.	1,769	212,881
MDC Holdings, Inc.	6,913	168,262
Meredith Corp.	3,230	167,669
Next PLC	2,299	151,881
Nordstrom, Inc. (a)	2,091	79,563
Numericable-Sfr	2,564	64,065
Nutrisystem, Inc.	4,898	124,213
OPAP SA	12,439	86,682
Paddy Power Betfair PLC	981	103,205
Prada SpA (a)	29,800	92,289
PT Surya Citra Media TBK	511,500	128,557
Shaw Communications, Inc., Class B	11,348	217,859
Sinclair Broadcast Group, Inc., Class A	4,256	127,084
Taylor Wimpey PLC	57,318	101,669
The Buckle, Inc. (a)	4,810	125,012

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
The Cato Corp., Class A	4,259	$160,648
The Gap, Inc. (a)	3,981	84,477
The Wendy's Co.	18,418	177,181
Tofas Turk Otomobil Fabrikasi AS	22,968	188,937
Toyota Motor Corp.	2,500	123,264
Truworths International Ltd.	20,744	121,005
Tupperware Brands Corp. (a)	2,388	134,397
Visteon Corp.	1,033	67,982
Wiley (John) & Sons, Class A	4,042	210,912
		7,499,276
Consumer Staples (5.5%):
Altria Group, Inc.	3,517	242,532
Archer-Daniels-Midland Co.	3,824	164,011
B&G Foods, Inc.	4,711	227,070
British American Tobacco Malaysia BHD	15,900	208,130
Bunge Ltd.	2,083	123,210
Cal-Maine Foods, Inc. (a)	2,222	98,479
General Mills, Inc.	3,778	269,448
Jeronimo Martins SGPS SA	8,482	133,757
John B. Sanfilippo & Son, Inc.	1,697	72,343
Lancaster Colony Corp.	1,907	243,352
Marine Harvest ASA	12,537	211,593
Nu Skin Enterprises, Inc., Class A	2,470	114,089
Philip Morris International, Inc.	2,502	254,503
Sainsbury (J) PLC	37,307	116,197
The Coca-Cola Co.	6,269	284,174
The Procter & Gamble Co.	2,845	240,886
Vector Group Ltd. (a)	10,916	244,737
Wal-Mart de Mexico SAB de CV	92,400	222,327
Wal-Mart Stores, Inc.	2,653	193,722
Weis Markets, Inc.	3,943	199,319
Wesfarmers Ltd.	6,822	205,675
		4,069,554
Energy (3.2%):
Caltex Australia Ltd.	6,731	162,241
China Shenhua Energy Co. Ltd.	76,500	142,288
CNOOC Ltd.	86,000	107,351
Coal India Ltd.	34,251	159,189
Exxon Mobil Corp.	1,857	174,076
Inter Pipeline Ltd.	6,518	138,251
IRPC Public Co. Ltd.	1,068,000	145,254
Marathon Petroleum Corp.	2,541	96,456
Oceaneering International, Inc.	4,238	126,547
ONEOK, Inc.	2,589	122,848
Pembina Pipeline Corp.	5,461	165,970
Plains GP Holdings LP, Class A	6,377	66,512
Qatar Fuel Co. QSC	4,029	167,655
Qatar Gas Transport Co. Ltd.	25,446	161,043
Sasol Ltd.	4,155	112,675

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Semgroup Corp., Class A	3,209	$104,485
Targa Resources Corp.	1,731	72,944
Valero Energy Corp.	1,662	84,762
Western Refining, Inc.	3,838	79,178
		2,389,725
Financials (20.4%):
Admiral Group PLC	6,820	185,403
American Financial Group, Inc.	3,579	264,595
Ameriprise Financial, Inc.	1,645	147,803
AMERISAFE, Inc.	3,987	244,084
AMP Ltd.	42,944	167,317
Arthur J. Gallagher & Co.	5,671	269,940
Artisan Partners Asset Ma, Class A	5,094	141,002
Australia & New Zealand Banking Group Ltd.	8,132	148,126
Banco do Brasil SA	19,300	102,155
Banco Santander Chile	5,817,502	281,206
Banco Santander SA	24,925	96,712
Bank of China Ltd.	455,000	182,875
Bank of Communications Co. Ltd., Class H	302,000	192,113
Bank Pekao SA	4,677	163,365
Barclays Africa Group Ltd.	15,105	148,504
BB Seguridade Participacoes SA	15,100	131,216
BB&T Corp.	4,960	176,626
BGC Partners, Inc., Class A	17,185	149,681
Capitol Federal Financial, Inc.	24,386	340,184
China Construction Bank Corp.	318,000	212,000
China Development Financial Holding Corp.	706,000	171,242
Chongqing Rural Commercial Bank Co. Ltd.	226,000	115,109
Cincinnati Financial Corp.	3,301	247,212
CME Group, Inc.	1,760	171,424
CNP Assurances	9,486	139,935
Cohen & Steers, Inc.	5,337	215,829
Columbia Banking System, Inc.	6,204	174,084
Commonwealth Bank of Australia	3,118	174,967
Country Garden Holdings Co. Ltd.	409,000	172,976
Cullen/Frost Bankers, Inc. (a)	2,719	173,282
Direct Line Insurance Group PLC	37,540	173,522
Dubai Islamic Bank PJSC	87,376	122,116
Evergrande Real Estate Group Ltd. (a)	135,000	83,287
FBL Financial Group, Inc., Class A	3,437	208,523
Fifth Third Bancorp	8,092	142,338
First Gulf Bank PJSC	41,081	141,241
Fubon Financial Holding Co. Ltd.	142,000	167,428
Glacier Bancorp, Inc.	6,927	184,120
HFF, Inc.	4,223	121,960
IGM Financial, Inc.	6,440	175,333
Indiabulls Housing Finance Ltd.	14,035	140,107
Insurance Australia Group Ltd.	41,553	171,122
Invesco Ltd.	4,793	122,413
JPMorgan Chase & Co.	2,567	159,513

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Komercni Banka AS	5,235	$196,417
Legal & General Group PLC	47,197	120,807
Lpl Financial Holdings, Inc. (a)	3,793	85,456
Macquarie Group Ltd.	3,193	166,166
Malayan Banking BHD	141,900	287,292
Mega Financial Holding Co. Ltd.	334,000	252,637
Mercury General Corp.	4,122	219,126
MetLife, Inc.	3,423	136,338
Moelis & Co., Class A	6,432	144,720
National Australia Bank Ltd.	8,161	156,645
National Bank of CanadA	5,882	201,212
Natixis SA	20,322	76,458
Nedbank Group Ltd.	12,943	164,692
New World Development Co. Ltd.	166,000	169,055
Nordea Bank AB	14,437	122,525
Northwest Bancshares, Inc.	19,996	296,541
Old Mutual PLC	39,582	106,910
Old National Bancorp	16,363	205,028
Old Republic International Corp.	11,649	224,709
Park National Corp. (a)	2,044	187,598
People's United Financial, Inc.	12,182	178,588
Powszechny Zaklad Ubezpieczen na Zycie SA	20,146	146,872
Principal Financial Group, Inc.	3,536	145,365
ProAssurance Corp.	6,565	351,557
Prudential Financial, Inc.	1,860	132,692
QBE Insurance Group Ltd.	19,120	151,000
Regions Financial Corp.	16,002	136,177
RLI Corp.	3,285	225,942
Sino-Ocean Land Holdings Ltd.	223,000	97,088
Skandinaviska Enskilda Banken AB, Class A	13,931	121,743
Standard Bank Group Ltd.	17,208	150,228
Standard Life PLC	30,471	120,197
Suncorp Group Ltd.	19,480	178,583
Swedbank AB, A Shares	7,597	159,620
Swiss Re AG	2,289	199,984
T. Rowe Price Group, Inc.	2,475	180,602
The Commercial Bank QSC	14,696	149,802
Trustmark Corp.	9,354	232,448
United Overseas Bank Ltd.	15,800	217,740
Valley National Bancorp	22,789	207,836
Waddell & Reed Financial, Inc., Class A	4,756	81,898
Wells Fargo & Co.	3,545	167,785
Westpac Banking Corp.	6,474	143,526
WisdomTree Investments, Inc. (a)	6,617	64,780
		15,076,375
Health Care (2.5%):
Abbvie, Inc.	2,010	124,439
AstraZeneca PLC	2,849	170,292
Computer Programs & Systems	2,095	83,632
Life Healthcare Group Holdings Ltd.	85,869	211,768

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Merck & Co., Inc.	3,404	$196,104
Meridian Bioscience, Inc.	9,632	187,824
National Healthcare Corp.	3,612	233,840
Owens & Minor, Inc.	5,812	217,253
Pfizer, Inc.	6,309	222,140
Quality Systems, Inc.	6,671	79,452
Sanofi	1,855	154,097
		1,880,841
Industrials (11.9%):
Abertis Infraestructuras SA	11,764	173,819
ACS, Actividades de Construccion y Servicios SA	4,625	126,842
Altra Industrial Motion Corp.	7,390	199,382
American Railcar Industries, Inc. (a)	2,292	90,465
Applied Industrial Technologies, Inc.	5,244	236,714
Atlas Copco AB, A Shares	5,019	130,404
BTS Group Holdings Public Co. Ltd.	1,122,400	307,074
Cathay Pacific Airways Ltd.	84,000	123,238
CCR SA	33,400	174,706
Ceb, Inc.	2,500	154,200
China Machinery Engineering Corp.	128,000	83,701
Cimic Group Ltd.	5,505	148,582
CK Hutchison Holdings Ltd.	15,000	165,013
Crane Co.	3,524	199,881
Cummins, Inc.	1,415	159,103
Deere & Co. (a)	1,858	150,572
Deutsche Post AG	6,379	179,687
Eaton Corp. PLC	2,656	158,644
Emerson Electric Co.	3,471	181,047
FANUC Corp.	600	97,618
Federal Signal Corp.	9,665	124,485
Ferrovial SA	9,092	177,978
GATX Corp. (a)	3,205	140,924
Grupo Aeroportuario del Pacifico SAB de CV	24,800	255,010
Herman Miller, Inc.	6,485	193,837
Hillenbrand, Inc.	6,616	198,745
HNI Corp.	4,562	212,087
Industries Qatar QSC	4,778	129,044
Jiangsu Expressway Co. Ltd.	128,000	178,758
KAR Auction Services, Inc.	5,626	234,830
KBR, Inc.	9,037	119,650
Keppel Corp. Ltd.	31,100	128,326
Knoll, Inc.	8,164	198,222
Kuehne + Nagel International AG	1,659	232,513
Marubeni Corp. (a)	22,900	103,471
McGrath RentCorp	6,584	201,405
Mitsui & Co. Ltd.	10,000	119,389
MSA Safety, Inc.	3,297	173,191
National Presto Industries, Inc.	2,148	202,664
Norfolk Southern Corp.	1,765	150,254
PACCAR, Inc.	2,962	153,639

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Royal Mail PLC	29,971	$201,325
Siemens AG	1,751	179,665
Singapore Technologies Engineering Ltd.	73,900	173,991
Sinopec Engineering Group Co. Ltd., H Shares	148,500	134,755
SKF AB, B Shares	7,235	115,970
Steelcase, Inc., Class A	8,425	114,327
TAV Havalimanlari Holding AS	27,514	118,215
Textainer Group Holdings Ltd.	4,735	52,748
The Boeing Co.	1,204	156,363
The Greenbrier Cos., Inc.	3,374	98,285
Trinity Industries, Inc.	5,323	98,848
United Parcel Service, Inc., Class B	2,238	241,077
West Corp.	5,534	108,798
Zhejiang Expressway Co. Ltd., Class H	142,000	134,341
		8,797,822
Information Technology (7.5%):
Advanced Semiconductor Engineering, Inc.	112,000	127,425
Analog Devices, Inc.	2,260	128,006
Asustek Computer, Inc.	20,000	165,542
AVX Corp.	17,671	239,972
CA, Inc.	5,973	196,094
Canon, Inc. (a)	5,700	162,762
Cisco Systems, Inc.	5,620	161,238
Delta Electronics, Inc.	36,000	175,661
FIH Mobile Ltd. (a)	355,000	114,420
HP, Inc.	9,104	114,255
Intel Corp.	5,120	167,936
International Business Machines Corp. (a)	1,240	188,207
Inventec Corp.	175,000	125,131
KLA-Tencor Corp.	2,786	204,075
Lite-On Technology Corp.	143,515	197,668
ManTech International Corp., Class A	7,003	264,853
MediaTek, Inc.	16,000	122,269
Microchip Technology, Inc. (a)	3,058	155,224
Nanya Technology Corp.	68,000	83,703
NIC, Inc.	9,282	203,647
Novatek Microelectronics Corp.	29,000	108,692
Oracle Financial Services	4,230	217,285
Paychex, Inc.	3,942	234,549
Pegatron Corp.	56,000	118,944
QUALCOMM, Inc.	2,094	112,176
Quanta Computer, Inc.	101,000	192,470
Science Applications International Corp.	3,539	206,501
Seagate Technology PLC (a)	2,618	63,774
Seiko Epson Corp.	5,500	88,187
Symantec Corp.	10,091	207,269
Telefonaktiebolaget LM Ericsson, B Shares	14,738	113,268
Tessera Technologies, Inc.	5,486	168,091
The Western Union Co.	8,003	153,498

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
Vanguard International	89,000	$147,117
Western Digital Corp.	2,042	96,505
		5,526,414
Materials (7.2%):
Alpek Sab de CV	121,300	199,022
Amcor Ltd.	16,036	180,254
Anhui Conch Cement Co. Ltd.	52,000	125,909
Asia Cement Corp.	241,000	209,504
BASF SE	2,236	171,430
CF Industries Holdings, Inc.	2,527	60,901
China Hongqiao Group Ltd. (a)	134,000	90,321
China Molybdenum Co. Ltd.	513,000	115,547
China National Building Material Co. Ltd.	230,000	101,156
China Steel Corp.	317,000	206,556
China Zhongwang Holdings, Ltd. (a)	196,000	87,617
Compass Minerals International, Inc.	2,734	202,835
Domtar Corp.	4,573	160,101
Eregli Demir ve Celik Fabrikalari TAS	142,177	201,213
Greif, Inc., Class A	4,121	153,590
Huntsman Corp.	6,234	83,847
International Paper Co.	3,634	154,009
JFE Holdings, Inc.	6,400	83,501
Johnson Matthey PLC	3,546	132,977
KapStone Paper and Packaging Corp.	6,033	78,489
LyondellBasell Industries NV, Class A	1,445	107,537
MMC Norilsk Nickel PJSC	1,467	196,359
Novolipetsk Steel OJSC	161,300	210,056
P.H. Glatfelter Co.	6,491	126,964
Packaging Corp. of America	2,255	150,927
Potash Corp. of Saskatchewan, Inc.	6,475	105,260
PT Indocement Tunggal Prakarsa TBK	69,400	89,268
PTT Global Chemical Public Co. Ltd.	75,300	127,841
Rio Tinto PLC	3,533	109,738
Schweitzer-Mauduit International, Inc.	5,514	194,534
Solvay SA	1,441	134,582
Sonoco Products Co.	4,243	210,707
Stora ENSO Oyj, R Shares	13,415	107,869
Taiwan Cement Corp.	199,000	199,044
The Dow Chemical Co.	2,469	122,734
The Mosaic Co.	3,109	81,394
UPM-Kymmene Oyj	7,714	141,693
Yara International ASA	3,710	117,926
		5,333,212
Telecommunication Services (6.4%):
Advanced Info Service Public Co. Ltd.	24,700	111,314
AT&T, Inc.	6,863	296,550
BCE, Inc. (a)	6,074	287,477
Bezeq The Israeli Telecommunication Corp.	58,916	116,746
CenturyLink, Inc.	3,992	115,808

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares	Value
DiGi.Com BHD	207,000	$245,895
Globe Telecom, Inc.	5,290	267,570
Inteliquent, Inc.	6,404	127,376
Intouch Holdings Public Co. Ltd.	74,600	115,503
Mobile TeleSystems PJSC	61,440	233,981
MTN Group Ltd.	10,380	101,116
Ooredoo QSC	5,285	128,405
Proximus SADP	5,229	166,146
Rogers Communications, Inc.	5,268	213,281
Singapore Telecommunications Ltd.	71,400	220,576
SK Telecom Co. Ltd.	1,128	211,960
Swisscom AG	391	194,311
Taiwan Mobile Co. Ltd.	101,000	353,030
Telstra Corp. Ltd.	54,937	229,561
TELUS Corp.	7,635	245,871
Total Access Communication Public Co. Ltd.	66,900	61,588
Turkcell Iletisim Hizmetleri AS	48,408	178,053
Verizon Communications, Inc.	4,479	250,107
Vodacom Group Ltd.	25,845	295,195
		4,767,420
Utilities (15.5%):
AES Gener SA	552,364	270,557
Aguas Andinas SA	893,466	513,020
ALLETE, Inc.	4,106	265,371
Alliant Energy Corp.	5,800	230,260
Ameren Corp.	4,375	234,413
American Electric Power Co., Inc.	3,189	223,517
Avista Corp.	6,283	281,479
California Water Service Group	6,737	235,323
CEZ AS	12,942	220,943
China Resources Power Holdings Co. Ltd.	62,000	93,050
CLP Holdings Ltd.	34,000	347,331
Consolidated Edison, Inc.	3,107	249,927
Dominion Resources, Inc.	3,382	263,559
DTE Energy Co.	2,455	243,340
Duke Energy Corp.	2,653	227,601
EDP — Energias de Portugal SA	52,689	161,289
El Paso Electric Co.	5,302	250,626
Enagas SA	7,606	232,333
Exelon Corp.	9,935	361,238
Gas Natural SDG SA (a)	9,176	182,372
Glow Energy Public Co. Ltd.	59,400	145,328
Great Plains Energy, Inc.	6,490	197,296
Huaneng Power International, Inc.	168,000	104,352
Iberdrola SA	36,021	245,685
Korea Electric Power Corp.	4,309	226,237
Manila Electric Co.	32,210	212,882
MGE Energy, Inc.	4,538	256,465
National Grid PLC	18,296	269,000
NorthWestern Corp.	4,298	271,076

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2016
Security Description	Shares, Contracts or Principal Amount	Value
OGE Energy Corp.	6,432	$210,648
Otter Tail Corp.	7,274	243,606
Pinnacle West Capital Corp.	3,014	244,315
PT Perusahaan Gas Negara Persero TBK	501,200	89,384
Public Service Enterprise Group, Inc.	4,384	204,338
Questar Corp.	5,018	127,307
Ratchaburi Electricity Generating Holdings Public Co. Ltd.	191,600	278,735
Red Electrica Corp. SA	2,786	248,905
SCANA Corp.	3,079	232,957
Snam SpA	35,482	212,096
SSE PLC	9,560	198,938
Suez Environnement Co.	8,949	139,563
TECO Energy, Inc.	4,632	128,028
Terna Rete Elettrica Nazionale SpA	37,235	207,188
The Empire District Electric Co.	4,686	159,183
The Southern Co.	4,808	257,853
United Utilities Group PLC	17,711	245,436
WEC Energy Group, Inc. (a)	3,674	239,912
Westar Energy, Inc.	4,294	240,850
Xcel Energy, Inc.	5,689	254,753
YTL Corp. BHD	657,200	273,010
		11,452,875
Total Common Stocks (Cost $66,944,574)		66,793,514
Rights (0.0%) (b)
Industrials (0.0%): (b)
ACS, Actividades de Construccion y Servicios SA (c)	4,625	3,248
Total Right (Cost $—)		3,248
Purchased Options (0.2%)
Exchange-traded options
E-Mini S&P 500 Option (0.2%):
E-Mini S&P 500 Option Call, Expiration 07/15/16, Exercise Price USD 2,070	83	144,835
Total Options (Cost $68,758)		144,835
Cash Equivalents (0.7%)
Citibank Money Market Deposit Account, 0.05% (d)	$502,044	502,044
Total Cash Equivalents (Cost $502,044)		502,044
Collateral for Securities Loaned (5.0%)
Fidelity Prime Money Market Portfolio, 0.43%	3,682,342	3,682,342
Total Collateral for Securities Loaned (Cost $3,682,342)		3,682,342
Total Investments (Cost $71,197,718) — 96.1%		71,125,983
Other assets in excess of liabilities — 3.9%		2,906,983
NET ASSETS — 100.00%		$74,032,966

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2016

(a)  All or portion of this security is on loan. See Note 2 to financial statements for market value of collateral.

(b)  Amount represents less than 0.05% of net assets.

(c)  Non-income producing security.

(d)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

LP — Limited Partnership

PLC — Public Liability Co.

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
S&P E-Mini Option	Put	USD	2,070.00	07/15/16	250	$(183,750)
Total (Premiums Received $514,773)						$(183,750)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
NASDAQ 100 E-Mini Futures	210	9/19/16	$18,509,400	$(437,856)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
CBOE Volatility Index (Vix) Futures	84	7/21/16	$1,425,900	$122,476
E-Mini S&P 500 Futures	425	9/16/16	44,416,750	28,255
Mini MSCI EAFE Index Futures	195	9/19/16	15,748,200	723,639
Mini MSCI Emerging Markets Index Futures	404	9/19/16	16,860,940	110,047
Russell 2000 Mini Index Futures	148	9/19/16	16,981,520	534,424
				1,518,841
Total Net Futures Contracts				$1,080,985

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued June 30, 2016
Country	Value	Percentage of Net Assets
Australia*	$2,383,765	3.2%
Belgium*	300,728	0.4%
Bermuda	245,623	0.3%
Brazil	408,077	0.6%
Canada	1,750,514	2.4%
Cayman Islands*	114,420	0.2%
Chile	1,064,783	1.4%
China*	2,524,953	3.4%
Czech Republic*	417,360	0.6%
Finland*	249,562	0.3%
France*	688,333	0.9%
Germany*	644,279	0.9%
Greece*	86,682	0.1%
Hong Kong*	1,246,581	1.7%
India*	516,581	0.7%
Indonesia*	307,209	0.4%
Ireland*	325,623	0.4%
Israel*	116,746	0.2%
Italy*	511,573	0.7%
Japan*	778,192	1.1%
Korea, Republic of*	438,197	0.6%
Malaysia*	1,014,327	1.4%
Mexico	676,359	0.9%
Netherlands	107,537	0.1%
Norway*	329,519	0.4%
Philippines*	480,452	0.6%
Poland*	310,237	0.4%
Portugal*	295,046	0.4%
Qatar*	735,949	1.0%
Russian Federation*	640,396	0.9%
Singapore*	740,633	1.0%
South Africa*	1,305,183	1.8%
Spain*	1,487,895	2.0%
Sweden*	763,530	1.0%
Switzerland*	760,134	1.0%
Taiwan, Province of China*	3,368,648	4.6%
Thailand*	1,292,637	1.7%
Turkey*	686,418	0.9%
United Arab Emirates*	263,357	0.4%
United Kingdom*	2,874,921	3.9%
United States	37,873,024	51.2%
	$71,125,983	96.1%

*  All securities, excluding Rights, except those traded on exchanges in the United States (including ADRs), and Canada were fair valued at June 30, 2016.

See notes to financial statements.

Victory Portfolios II Victory CEMP Multi-Asset Balanced Fund	Schedule of Portfolio Investments June 30, 2016
Security Description	Shares or Principal Amount	Value
Affiliated Exchange-Traded Funds (24.5%)
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	14,255	$413,110
Victory CEMP Emerging Market Volatility Wtd Index ETF	29,888	761,546
Victory CEMP International High Div Volatility Wtd Index ETF	9,356	287,510
Victory CEMP International Volatility Wtd Index ETF	12,865	412,838
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	28,484	1,058,465
Victory CEMP US 500 Volatility Wtd Index ETF	28,469	1,057,908
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	7,864	260,220
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	3,108	119,472
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	9,974	374,524
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	3,231	113,828
Victory CEMP US Small Cap Volatility Wtd Index ETF	7,685	263,672
Total Affiliated Exchange-Traded Funds (Cost $4,861,939)		5,123,093
Affiliated Mutual Funds (73.0%)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund — Class I	74,395	629,382
Victory CEMP Commodity Volatility Wtd Index Strategy Fund — Class I	94,051	629,201
Victory CEMP International Enhanced Volatility Wtd Index Fund — Class I	160,358	1,515,383
Victory CEMP International Volatility Wtd Index Fund — Class I	147,060	1,514,715
Victory CEMP Long/Short Strategy Fund — Class I	135,208	1,476,467
Victory CEMP Market Neutral Income Fund — Class I	723,854	6,688,412
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund — Class I	76,924	1,061,557
Victory CEMP US 500 Volatility Wtd Index Fund — Class I	83,395	1,060,781
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund — Class I	38,493	429,966
Victory CEMP US Small Cap Volatility Wtd Index Fund — Class I	21,374	264,185
Total Affiliated Mutual Funds (Cost $16,036,367)		15,270,049
Cash Equivalents (2.5%)
Citibank Money Market Deposit Account, 0.05%, 6/30/16 (a)	$523,567	523,567
Total Cash Equivalents (Cost $523,567)		523,567
Total Investments (Cost $21,421,873) — 100.0%		20,916,709
Liabilities in excess of other assets — 0.0%		(7,113)
NET ASSETS — 100.00%		$20,909,596

(a)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios II Victory CEMP Global High Dividend Defensive Fund	Schedule of Portfolio Investments June 30, 2016
Security Description	Shares or Principal Amount	Value
Affiliated Exchange-Traded Funds (92.2%)
Victory CEMP Emerging Market Volatility Wtd Index ETF	23,907	$609,150
Victory CEMP International High Div Volatility Wtd Index ETF	106,137	3,261,591
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	49,443	1,900,589
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	50,779	1,906,751
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	20,867	735,144
Total Affiliated Exchange-Traded Funds (Cost $8,251,318)		8,413,225
Affiliated Mutual Funds (5.1%)
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund — Class I	41,641	465,126
Total Affiliated Mutual Funds (Cost $416,362)		465,126
Cash Equivalents (2.6%)
Citibank Money Market Deposit Account, 0.05% (a)	$233,136	233,136
Total Cash Equivalents (Cost $233,136)		233,136
Total Investments (Cost $8,900,816) — 99.8%		9,111,487
Other assets in excess of liabilities — 0.2%		15,701
NET ASSETS — 100.00%		$9,127,188

(a)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios II Victory CEMP Alternative Strategies Fund	Schedule of Portfolio Investments June 30, 2016
Security Description	Shares or Principal Amount	Value
Affiliated Mutual Funds (98.8%)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund — Class I	224,181	$1,896,575
Victory CEMP Commodity Volatility Wtd Index Strategy Fund — Class I	283,512	1,896,698
Victory CEMP Long/Short Strategy Fund — Class I	726,486	7,933,232
Victory CEMP Market Neutral Income Fund — Class I	839,802	7,759,772
Total Affiliated Mutual Funds (Cost $20,783,776)		19,486,277
Cash Equivalents (1.5%)
Citibank Money Market Deposit Account, 0.05% (a)	$292,180	292,180
Total Cash Equivalents (Cost $292,180)		292,180
Total Investments (Cost $21,075,956) — 100.2%		19,778,457
Liabilities in excess of other assets — (0.2)%		(45,584)
NET ASSETS — 100.00%		$19,732,873

(a)  Rate periodically changes. Rate disclosed is the daily yield on June 30, 2016.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2016
	Victory CEMP US 500 Volatility Wtd Index Fund	Victory CEMP US Small Cap Volatility Wtd Index Fund	Victory CEMP International Volatility Wtd Index Fund	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
ASSETS:
Investments, at value (Cost $12,934,936, $4,824,947, $3,981,975 and $152,664,137) (a)	$15,231,522	$5,382,138	$3,979,583	$170,954,530
Foreign currency, at value (Cost $0, $0, $62,267 and $0)	—	—	60,524	—
Deposits with broker for futures contracts	107,412	44,455	28,626	310,328
Dividends receivable	15,414	3,832	11,309	170,179
Receivable for capital shares issued	—	—	—	36,871
Receivable for investments sold	—	—	—	3,586,968
Variation margin receivable on open futures contracts	2,707	3,660	1,621	11,304
Reclaims receivable	—	—	25,788	—
Receivable from Adviser	59,513	21,653	147,422	197,502
Receivable from Distributor	10,376	6,712	10,752	51,901
Prepaid expenses	19,261	9,581	1,851	25,218
Total Assets	15,446,205	5,472,031	4,267,476	175,344,801
LIABILITIES:
Due to custodian	—	—	—	1,829,844
Collateral for Securities Loaned	304,931	80,594	72,626	7,920,881
Payable for capital shares redeemed	11	—	9	227,066
Accrued expenses and other payables:
Investment advisory fees	9,181	3,294	3,146	97,428
Administration fees	1,139	408	342	12,078
Custodian fees	3,597	—	68,167	4,692
Transfer agent fees	1,705	3,971	2,434	43,817
Chief Compliance Officer fees	13	—	—	662
12b-1 fees	4,281	3,217	651	61,303
Other accrued expenses	13,314	13,942	13,091	28,209
Total Liabilities	338,172	105,426	160,466	10,225,980
NET ASSETS:
Capital	11,863,096	5,224,513	5,640,612	148,427,072
Accumulated undistributed (distributions in excess of) net investment income	4,005	51	36,651	32,974
Accumulated net realized gains (losses) from investments	941,022	(407,902)	(1,557,160)	(1,641,156)
Net unrealized appreciation (depreciation) on investments	2,299,910	549,943	(13,093)	18,299,931
Net Assets	$15,108,033	$5,366,605	$4,107,010	$165,118,821
See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2016

  (continued)

	Victory CEMP US 500 Volatility Wtd Index Fund	Victory CEMP US Small Cap Volatility Wtd Index Fund	Victory CEMP International Volatility Wtd Index Fund	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Net Assets
Class A Shares	$5,894,449	$1,585,147	$1,112,835	$62,699,935
Class C Shares	3,588,401	2,504,717	379,154	58,248,957
Class I Shares	5,564,854	1,276,741	2,615,021	44,169,929
Class R6 Shares	60,329	—	—	—
Total	$15,108,033	$5,366,605	$4,107,010	$165,118,821
Shares (unlimited number of shares authorized with a par value of $0.01 per share):
Class A Shares	464,258	128,569	108,098	4,543,649
Class C Shares	286,208	205,007	36,951	4,285,325
Class I Shares	437,457	103,306	253,808	3,200,891
Class R6 Shares	4,741	—	—	—
Total	1,192,664	436,882	398,857	12,029,865
Net assets value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$12.70	$12.33	$10.29	$13.80
Class C Shares	$12.54	$12.22	$10.26	$13.59
Class I Shares	$12.72	$12.36	$10.30	$13.80
Class R6 Shares	$12.72	$—	$—	$—
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$13.47	$13.08	$10.92	$14.64

(a)  Includes securities on loan of $302,303, $79,891, $77,473, $7,866,794.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2016
			Consolidated
	Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
ASSETS:
Investments, at value (Cost $10,847,001, $24,070,390, $6,290,594 and $4,770,299) (a)	$11,264,321	$23,622,840	$6,299,584	$4,776,450
Foreign currency, at value (Cost $0, $247,574, $0 and $0)	—	244,048	—	—
Deposits with broker for futures contracts	100	56,487	1,935,056	1,382,018
Dividends receivable	16,128	57,946	2,112	2,110
Receivable for capital shares issued	65,786	22,604	—	—
Receivable for investments sold	107,294	—	—	—
Variation margin receivable on open futures contracts	—	3,540	55,923	44,367
Reclaims receivable	—	85,034	—	—
Receivable from Adviser	55,088	159,078	28,036	27,784
Receivable from Distributor	—	25,603	3,283	1,662
Prepaid expenses	18,106	31,670	2,809	19,730
Total Assets	11,526,823	24,308,850	8,326,803	6,254,121
LIABILITIES:
Collateral for Securities Loaned	—	623,146	—	—
Payable for investments purchased	586,136	—	—	—
Payable for capital shares redeemed	—	9,925	327	—
Accrued expenses and other payables:
Investment advisory fees	5,426	15,884	5,442	4,046
Administration fees	671	1,723	590	439
Custodian fees	4,366	25,118	364	143
Transfer agent fees	527	9,891	1,820	781
Chief Compliance Officer fees	7	175	—	3
12b-1 fees	4,583	7,686	945	383
Other accrued expenses	22,914	17,863	14,841	16,234
Total Liabilities	624,630	711,411	24,329	22,029
NET ASSETS:
Capital	10,389,114	35,000,263	12,620,799	7,661,648
Accumulated undistributed (distributions in excess of) net investment income	12,052	234,936	(1,573,264)	(290,848)
Accumulated net realized gains (losses) from investments	83,707	(11,160,300)	(2,729,297)	(1,142,987)
Net unrealized appreciation (depreciation) on investments	417,320	(477,460)	(15,764)	4,279
Net Assets	$10,902,193	$23,597,439	$8,302,474	$6,232,092

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2016

  (continued)

			Consolidated
	Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Net Assets
Class A Shares	$1,922,592	$8,890,283	$4,073,493	$1,147,489
Class C Shares	6,346,514	7,003,148	200,479	254,567
Class I Shares	2,633,087	7,704,008	4,028,502	4,830,036
Total	$10,902,193	$23,597,439	$8,302,474	$6,232,092
Shares (unlimited number of shares authorized with a par value of $0.01 per share):
Class A Shares	171,815	940,146	613,377	136,729
Class C Shares	568,215	748,716	31,033	31,246
Class I Shares	235,724	814,918	602,443	571,164
Total	975,754	2,503,780	1,246,853	739,139
Net assets value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$11.19	$9.46	$6.64	$8.39
Class C Shares	$11.17	$9.35	$6.46	$8.15
Class I Shares	$11.17	$9.45	$6.69	$8.46
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.87	$10.04	$7.05	$8.90

(a)  Includes securities on loan of $0, $619,271, $0, $0.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2016
	Victory CEMP Long/Short Strategy Fund	Victory CEMP Market Neutral Income Fund
ASSETS:
Investments, at value (Cost $11,184,981 and $71,197,718) (a)	$12,327,274	$71,125,983
Foreign currency, at value (Cost $0 and $228,284)	—	227,200
Deposits with broker for futures contracts	327,600	7,088,151
Dividends receivable	11,759	284,485
Receivable for capital shares issued	—	44,276
Reclaims receivable	—	15,591
Receivable from Adviser	16,631	72,216
Receivable from Distributor	4,434	64,313
Prepaid expenses	514	21,924
Total Assets	12,688,212	78,944,139
LIABILITIES:
Written options, at value (Premiums Received $0 and $514,773)	—	183,750
Collateral for Securities Loaned	170,729	3,682,342
Variation margin payable on open futures contracts	52,650	952,140
Foreign tax payable	—	3,109
Accrued expenses and other payables:
Investment advisory fees	11,797	38,188
Administration fees	890	5,524
Custodian fees	—	4,678
Transfer agent fees	1,028	5,001
Chief Compliance Officer fees	—	7
12b-1 fees	284	6,943
Other accrued expenses	13,595	29,491
Total Liabilities	250,973	4,911,173
NET ASSETS:
Capital	11,598,136	78,566,541
Accumulated undistributed (distributions in excess of) net investment income	1,450	177,927
Accumulated net realized losses from investments	(346,871)	(6,043,894)
Net unrealized appreciation on investments	1,184,524	1,332,392
Net Assets	$12,437,239	$74,032,966

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2016

  (continued)

	Victory CEMP Long/Short Strategy Fund	Victory CEMP Market Neutral Income Fund
Net Assets
Class A Shares	$1,905,124	$29,649,176
Class C Shares	70,676	518,167
Class I Shares	10,461,439	43,865,623
Total	$12,437,239	$74,032,966
Shares (unlimited number of shares authorized with a par value of $0.01 per share):
Class A Shares	175,016	3,220,483
Class C Shares	6,680	56,622
Class I Shares	957,853	4,747,526
Total	1,139,549	8,024,631
Net assets value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.89	$9.21
Class C Shares	$10.58	$9.15
Class I Shares	$10.92	$9.24
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.55	$9.77

(a)  Includes securities on loan of $168,574, $3,596,501.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities June 30, 2016
	Victory CEMP Multi-Asset Balanced Fund	Victory CEMP Global High Dividend Defensive Fund	Victory CEMP Alternative Strategies Fund
ASSETS:
Affiliated investments, at value (Cost $20,898,306, $8,667,680 and $20,783,776)	$20,393,142	$8,878,351	$19,486,277
Unaffiliated investments, at value (Cost $523,567, $233,136 and $292,180)	523,567	233,136	292,180
Dividends receivable	21	8	17
Receivable for capital shares issued	—	19	195
Receivable from Adviser	58,675	29,582	22,218
Receivable from Distributor	14,256	3,110	10,681
Prepaid expenses	9,272	9,879	6,409
Total Assets	20,998,933	9,154,085	19,817,977
LIABILITIES:
Payable for capital shares redeemed	37,738	3,044	40,173
Accrued expenses and other payables:
Administration fees	1,529	651	1,576
Custodian fees	3,555	1,393	2,725
Transfer agent fees	10,091	5,945	13,952
Chief Compliance Officer fees	280	138	99
12b-1 fees	9,834	4,087	7,346
Other accrued expenses	26,310	11,639	19,233
Total Liabilities	89,337	26,897	85,104
NET ASSETS:
Capital	22,350,084	9,238,021	26,048,300
Accumulated undistributed (distributions in excess of) net investment income	93,320	—	61,427
Accumulated net realized losses from investments	(1,028,644)	(321,504)	(5,079,355)
Net unrealized appreciation (depreciation) on investments	(505,164)	210,671	(1,297,499)
Net Assets	$20,909,596	$9,127,188	$19,732,873
Net Assets
Class A Shares	$12,248,073	$5,560,776	$15,185,570
Class C Shares	8,661,523	3,566,412	4,547,303
Total	$20,909,596	$9,127,188	$19,732,873
Shares (unlimited number of shares authorized with a par value of $0.01 per share):
Class A Shares	1,140,787	614,939	1,557,577
Class C Shares	825,566	410,784	479,650
Total	1,966,353	1,025,723	2,037,227
Net assets value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$10.74	$9.04	$9.75
Class C Shares	$10.49	$8.68	$9.48
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.40	$9.59	$10.34

See notes to financial statements.

Victory Portfolios II	Statements of Operations Year Ended June 30, 2016
	Victory CEMP US 500 Volatility Wtd Index Fund	Victory CEMP US Small Cap Volatility Wtd Index Fund	Victory CEMP International Volatility Wtd Index Fund	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Investment Income:
Dividend income	$502,552	$145,477	$308,879	$3,564,639
Securities lending income	2,383	10,436	426	11,887
Foreign tax withholding	(16)	—	(36,399)	(105)
Total Income	504,919	155,913	272,906	3,576,421
Expenses:
Investment advisory fees	190,054	69,084	102,454	1,321,725
Administration fees	33,186	18,124	66,622	163,269
12B-1 fees — Class A Shares	25,380	5,653	5,138	137,945
12B-1 fees — Class C Shares	28,062	21,667	2,911	573,920
12B-1 fees — Class T Shares	477	166	32	23,831
Custodian fees	30,311	4,929	165,503	42,277
Transfer agent fees — Class A Shares	5,942	6,521	2,555	47,697
Transfer agent fees — Class C Shares	2,331	3,054	843	49,190
Transfer agent fees — Class I Shares	4,998	2,962	2,977	50,025
Transfer agent fees — Class R6 Shares (a)	17	—	—	—
Transfer agent fees — Class T Shares	56	21	5	2,101
Trustees' fees	2,378	941	1,308	15,927
Chief Compliance Officer fees	2,200	1,009	1,271	14,397
Legal and audit fees	26,373	14,476	18,170	158,184
State registration and filing fees	28,133	22,295	14,353	44,741
Interest expense on line of credit	189	87	118	1,143
Printing fees	20,439	17,827	11,150	122,740
Other expenses	9,973	5,634	6,882	39,713
Total Expenses	410,499	194,450	402,292	2,808,825
Expenses waived/reimbursed by Adviser	(146,217)	(87,646)	(275,379)	(631,332)
Net Expenses	264,282	106,804	126,913	2,177,493
Net Investment Income	240,637	49,109	145,993	1,398,928
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from unaffiliated investment transactions	1,269,825	(191,553)	(1,150,823)	291,607
Net realized gains (losses) from futures contracts	(32,806)	(94,516)	(118,812)	86,061
Net change in unrealized appreciation/ depreciation on unaffiliated investments and foreign currency translations	(1,581,730)	(638,287)	(332,124)	(313,719)
Net change in unrealized appreciation/ depreciation from futures contracts	22,024	(2,647)	26,441	92,376
Net realized/unrealized gains (losses) from investment transactions	(322,687)	(927,003)	(1,575,318)	156,325
Change in net assets resulting from operations	$(82,050)	$(877,894)	$(1,429,325)	$1,555,253

(a)  The Victory CEMP US 500 Volatility Wtd Index Fund Class R6 commenced operations on April 1, 2016.

See notes to financial statements.

Victory Portfolios II	Statements of Operations Year Ended June 30, 2016
			Consolidated
	Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund(a)	Victory CEMP International Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Investment Income:
Affiliated dividend income	$1,264	$—	$607	$473
Unaffiliated dividend income	89,002	1,006,889	594	684
Unaffiliated interest income	—	—	42,966	27,884
Securities lending income	—	1,679	—	—
Foreign tax withholding	—	(118,418)	—	—
Total Income	90,266	890,150	44,167	29,041
Expenses:
Investment advisory fees	16,020	364,400	73,041	53,191
Administration fees	2,459	87,763	10,210	7,750
12B-1 fees — Class A Shares	953	16,179	7,410	1,047
12B-1 fees — Class C Shares	10,932	70,919	1,925	2,385
12B-1 fees — Class T Shares	—	6,060	24	123
Custodian fees	18,365	193,248	1,323	966
Transfer agent fees — Class A Shares	216	13,592	2,050	1,232
Transfer agent fees — Class C Shares	528	9,082	478	313
Transfer agent fees — Class I Shares	318	10,754	2,577	3,739
Transfer agent fees — Class T Shares	—	828	4	31
Trustees' fees	101	5,208	736	539
Chief Compliance Officer fees	25	4,803	715	519
Legal and audit fees	20,912	46,159	33,331	25,610
State registration and filing fees	17,758	26,907	17,524	18,413
Interest expense on line of credit	8	103	71	63
Printing fees	12,421	41,069	13,720	6,193
Other expenses	2,409	14,011	5,255	4,899
Total Expenses	103,425	911,085	170,394	127,013
Expenses waived/reimbursed by Adviser	(74,231)	(407,276)	(80,300)	(65,341)
Net Expenses	29,194	503,809	90,094	61,672
Net Investment Income (loss)	61,072	386,341	(45,927)	(32,631)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from affiliated investment transactions	8,832	—	—	—
Net realized gains (losses) from unaffiliated investment transactions	74,875	(9,523,437)	(14,626)	(6,844)
Net realized losses from futures contracts	—	(379,012)	(756,534)	(255,470)
Net change in unrealized appreciation/ depreciation on unaffiliated investments and foreign currency translations	417,320	(201,961)	12,528	4,138
Net change in unrealized appreciation/ depreciation from futures contracts	—	71,453	(78,364)	(26,798)
Net realized/unrealized gains (losses) from investment transactions	501,027	(10,032,957)	(836,996)	(284,974)
Change in net assets resulting from operations	$562,099	$(9,646,616)	$(882,923)	$(317,605)

(a)  Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund commenced operations on January 4, 2016.

See notes to financial statements.

Victory Portfolios II	Statements of Operations Year Ended June 30, 2016
	Victory CEMP Long/Short Strategy Fund	Victory CEMP Market Neutral Income Fund
Investment Income:
Dividend income	$240,087	$2,703,060
Securities lending income	1,996	15,086
Foreign tax withholding	(75)	(189,557)
Total Income	242,008	2,528,589
Expenses:
Investment advisory fees	162,735	407,175
Administration fees	21,445	93,096
12B-1 fees — Class A Shares	—	12,516
12B-1 fees — Class C Shares	708	4,939
12B-1 fees — Class T Shares	16	105
Custodian fees	1,641	75,165
Transfer agent fees — Class A Shares	577	3,183
Transfer agent fees — Class C Shares	121	808
Transfer agent fees — Class I Shares	3,421	7,676
Transfer agent fees — Class T Shares	5	9
Trustees' fees	1,223	5,285
Chief Compliance Officer fees	979	3,862
Legal and audit fees	28,657	54,661
State registration and filing fees	9,013	15,397
Interest expense on line of credit	118	661
Printing fees	9,199	27,758
Other expenses	6,275	11,985
Total Expenses	246,133	724,281
Expenses waived/reimbursed by Adviser	(71,431)	(201,207)
Net Expenses	174,702	523,074
Net Investment Income	67,306	2,005,515
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from investment transactions	(94,585)	(4,513,452)
Net realized losses from futures contracts	(86,710)	(2,177,251)
Net realized gains from written options	—	3,399,860
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	196,349	2,271,739
Net change in unrealized appreciation/depreciation from futures contracts	(77,919)	(20,754)
Net change in unrealized appreciation/depreciation from written options	—	688,028
Net change in unrealized appreciation/depreciation from foreign taxes	—	(3,109)
Net realized/unrealized gains (losses) from investment transactions	(62,865)	(354,939)
Change in net assets resulting from operations	$4,441	$1,650,576

See notes to financial statements.

Victory Portfolios II	Statements of Operations Year Ended June 30, 2016
	Victory CEMP Multi-Asset Balanced Fund	Victory CEMP Global High Dividend Defensive Fund	Victory CEMP Alternative Strategies Fund
Investment Income:
Affiliated Dividend income	$659,465	$262,333	$737,342
Unaffiliated Dividend income	570	454	653
Unaffiliated Interest income	337	—	—
Total Income	660,372	262,787	737,995
Expenses:
Administration fees	26,800	11,623	26,466
12B-1 fees — Class A Shares	31,468	12,563	49,295
12B-1 fees — Class C Shares	99,435	40,122	53,085
12B-1 fees — Class T Shares	9,876	4,890	3,077
Custodian fees	6,228	2,809	5,077
Transfer agent fees — Class A Shares	20,112	11,156	42,538
Transfer agent fees — Class C Shares	11,715	5,389	10,258
Transfer agent fees — Class T Shares	649	349	403
Trustees' fees	2,571	1,043	2,514
Chief Compliance Officer fees	2,777	1,049	2,621
Legal and audit fees	49,978	14,648	32,547
State registration and filing fees	34,541	31,127	38,083
Interest expense on line of credit	189	71	236
Printing fees	38,294	18,348	31,893
Other expenses	10,646	6,247	9,652
Total Expenses	345,279	161,434	307,745
Expenses waived/reimbursed by Adviser	(114,330)	(73,009)	(116,700)
Net Expenses	230,949	88,425	191,045
Net Investment Income	429,423	174,362	546,950
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from affiliated investment transactions	(1,544,039)	(366,275)	(1,131,469)
Distributions of realized gains from affiliated underlying investment companies	576,308	129,591	308,532
Net change in unrealized appreciation/depreciation on affiliated investments	(487,504)	(222,946)	(769,695)
Net realized/unrealized gains (losses) from investment transactions	(1,455,235)	(459,630)	(1,592,632)
Change in net assets resulting from operations	$(1,025,812)	$(285,268)	$(1,045,682)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP US 500 Volatility Wtd Index Fund		Victory CEMP US Small Cap Volatility Wtd Index Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
From Investment Activities:
Operations:
Net investment income	$240,637	$319,386	$49,109	$84,373
Net realized gains (losses) from investment transactions	1,237,019	4,590,533	(286,069)	1,259,722
Distributions of realized gains from underyling investment companies	—	—	—	1,441
Net change in unrealized appreciation/ depreciation on unaffiliated investments	(1,559,706)	(2,518,389)	(640,934)	(504,138)
Change in net assets resulting from operations	(82,050)	2,391,530	(877,894)	841,398
Distributions to Shareholders:
From net investment income:
Class A Shares	(117,805)	(133,291)	(24,362)	(43,499)
Class C Shares	(10,867)	(1,167)	(786)	(361)
Class I Shares	(104,172)	(177,326)	(21,873)	(44,254)
Class R6 Shares	(233)	—	—	—
Class T Shares	(399)	(1,534)	(133)	(248)
From net realized gains:
Class A Shares	(1,495,734)	(1,478,698)	(407,378)	(559,095)
Class C Shares	(356,473)	(105,106)	(178,723)	(163,961)
Class I Shares	(1,051,727)	(2,032,582)	(242,064)	(636,483)
Class R6 Shares	—	—	—	—
Class T Shares	—	(26,775)	—	(6,639)
Change in net assets resulting from distributions to shareholders	(3,137,410)	(3,956,479)	(875,319)	(1,454,540)
Change in net assets from capital transactions	(15,498,360)	(12,906,131)	(10,590,792)	(1,355,027)
Change in net assets	(18,717,820)	(14,471,080)	(12,344,005)	(1,968,169)
Net Assets:
Beginning of period	33,825,853	48,296,933	17,710,610	19,678,779
End of period	$15,108,033	$33,825,853	$5,366,605	$17,710,610
Accumulated undistributed (distributions in excess of) net investment income	$4,005	$5,015	$51	$3,832

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP US 500 Volatility Wtd Index Fund		Victory CEMP US Small Cap Volatility Wtd Index Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,547,020	$3,980,121	$1,109,740	$5,938,819
Dividends reinvested	1,372,821	1,308,672	431,143	599,006
Subscription Exchange	341,906	—	122,194	—
Cost of shares redeemed	(15,452,448)	(6,339,349)	(10,393,586)	(2,885,451)
Total Class A Shares	$(11,190,701)	$(1,050,556)	$(8,730,509)	$3,652,374
Class C Shares
Proceeds from shares issued	$3,020,447	$1,067,783	$795,317	$938,606
Dividends reinvested	366,121	105,475	179,499	163,900
Cost of shares redeemed	(1,083,855)	(347,931)	(351,272)	(528,686)
Total Class C Shares	$2,302,713	$825,327	$623,544	$573,820
Class I Shares
Proceeds from shares issued	$1,834,851	$8,094,474	$255,069	$1,848,237
Dividends reinvested	899,871	791,125	191,090	264,873
Cost of shares redeemed	(9,072,991)	(21,575,147)	(2,829,612)	(7,738,144)
Total Class I Shares	$(6,338,269)	$(12,689,548)	$(2,383,453)	$(5,625,034)
Class R6 Shares
Proceeds from shares issued	$59,225	$—	$—	$—
Dividends reinvested	233	—	—	—
Total Class R6 Shares	$59,458	$—	$—	$—
Class T Shares
Proceeds from shares issued	$10,226	$1,349	$30,151	$37,616
Dividends reinvested	119	7,359	133	6,887
Cost of shares redeemed	—	(62)	(8,464)	(690)
Redemption Exchange	(341,906)	—	(122,194)	—
Total Class T Shares	$(331,561)	$8,646	$(100,374)	$43,813
Change in net assets from capital transactions	$(15,498,360)	$(12,906,131)	$(10,590,792)	$(1,355,027)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP US 500 Volatility Wtd Index Fund		Victory CEMP US Small Cap Volatility Wtd Index Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
Share Transactions:
Class A Shares
Issued	199,228	288,930	88,066	446,025
Reinvested	110,548	99,819	35,656	47,091
Issued exchange	25,364	—	9,292	—
Redeemed	(1,225,950)	(456,671)	(827,346)	(210,534)
Total Class A Shares	(890,810)	(67,922)	(694,332)	282,582
Class C Shares
Issued	229,418	76,985	63,987	70,015
Reinvested	29,863	8,154	14,949	13,039
Redeemed	(92,536)	(24,924)	(29,239)	(39,491)
Total Class C Shares	166,745	60,215	49,697	43,563
Class I Shares
Issued	141,127	570,110	19,495	134,776
Reinvested	72,327	60,261	15,745	20,774
Redeemed	(732,283)	(1,574,223)	(230,690)	(579,391)
Total Class I Shares	(518,829)	(943,852)	(195,450)	(423,841)
Class R6 Shares
Issued	4,723	—	—	—
Reinvested	18	—	—	—
Total Class R6 Shares	4,741	—	—	—
Class T Shares
Issued	765	95	2,218	2,831
Reinvested	9	564	11	543
Redeemed	—	(4)	(630)	(51)
Redeemed exchange	(25,439)	—	(9,292)	—
Total Class T Shares	(24,665)	655	(7,693)	3,323
Change in shares	(1,262,818)	(950,904)	(847,778)	(94,373)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP International Volatility Wtd Index Fund		Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
From Investment Activities:
Operations:
Net investment income	$145,993	$336,667	$1,398,928	$565,377
Net realized gains (losses) from investment transactions	(1,269,635)	(2,585)	377,668	12,766,098
Net change in unrealized appreciation/ depreciation on unaffiliated investments	(305,683)	(2,395,412)	(221,343)	(1,711,629)
Change in net assets resulting from operations	(1,429,325)	(2,061,330)	1,555,253	11,619,846
Distributions to Shareholders:
From net investment income:
Class A Shares	(44,139)	(138,887)	(636,403)	(194,828)
Class C Shares	(212)	(826)	(118,118)	(4)
Class I Shares	(61,819)	(192,804)	(551,050)	(349,137)
Class T Shares	(43)	(193)	(21,046)	(13,767)
From net realized gains:
Class A Shares	(572)	(732,838)	(3,201,414)	(4,071,390)
Class C Shares	(26)	(7,708)	(2,186,914)	(2,493,428)
Class I Shares	(428)	(1,348,626)	(1,966,743)	(4,174,577)
Class T Shares	—	(1,107)	—	(795,803)
Change in net assets resulting from distributions to shareholders	(107,239)	(2,422,989)	(8,681,688)	(12,092,934)
Change in net assets from capital transactions	(15,083,577)	(10,938,295)	(40,619,515)	(420,603)
Change in net assets	(16,620,141)	(15,422,614)	(47,745,950)	(893,691)
Net Assets:
Beginning of period	20,727,151	36,149,765	212,864,771	213,758,462
End of period	$4,107,010	$20,727,151	$165,118,821	$212,864,771
Accumulated undistributed (distributions in excess of) net investment income	$36,651	$(28,346)	$32,974	$31,986

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP International Volatility Wtd Index Fund		Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
Capital Transactions:
Class A Shares
Proceeds from shares issued	$733,354	$1,636,734	$22,058,340	$28,739,300
Dividends reinvested	39,962	776,057	3,769,926	4,180,076
Subscription Exchange	24,006	—	17,402,807	—
Cost of shares redeemed	(10,289,193)	(2,755,338)	(53,120,380)	(34,774,122)
Total Class A Shares	$(9,491,871)	$(342,547)	$(9,889,307)	$(1,854,746)
Class C Shares
Proceeds from shares issued	$397,510	$53,173	$19,086,797	$29,792,498
Dividends reinvested	232	7,843	2,293,003	2,395,147
Cost of shares redeemed	(127,569)	(50,030)	(18,372,065)	(8,525,272)
Total Class C Shares	$270,173	$10,986	$3,007,735	$23,662,373
Class I Shares
Proceeds from shares issued	$178,558	$3,800,503	$19,939,996	$40,504,368
Dividends reinvested	26,553	271,875	2,262,697	2,516,287
Cost of shares redeemed	(6,049,589)	(14,694,885)	(38,894,352)	(72,256,367)
Total Class I Shares	$(5,844,478)	$(10,622,507)	$(16,691,659)	$(29,235,712)
Class T Shares
Proceeds from shares issued	$6,562	$14,473	$600,414	$6,711,098
Dividends reinvested	43	1,300	19,918	769,769
Cost of shares redeemed	—	—	(263,809)	(473,385)
Redemption Exchange	(24,006)	—	(17,402,807)	—
Total Class T Shares	$(17,401)	$15,773	$(17,046,284)	$7,007,482
Change in net assets from capital transactions	$(15,083,577)	$(10,938,295)	$(40,619,515)	$(420,603)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP International Volatility Wtd Index Fund		Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
Share Transactions:
Class A Shares
Issued	68,808	143,084	1,612,702	2,027,384
Reinvested	3,894	70,482	280,187	311,186
Issued exchange	2,198	—	1,256,520	—
Redeemed	(960,685)	(235,283)	(3,935,197)	(2,460,365)
Total Class A Shares	(885,785)	(21,717)	(785,788)	(121,795)
Class C Shares
Issued	37,444	4,429	1,424,827	2,118,573
Reinvested	22	719	172,712	180,766
Redeemed	(12,650)	(3,968)	(1,384,709)	(608,986)
Total Class C Shares	24,816	1,180	212,830	1,690,353
Class I Shares
Issued	16,063	314,519	1,450,530	2,856,136
Reinvested	2,590	24,624	168,278	187,091
Redeemed	(571,517)	(1,312,300)	(2,885,997)	(5,119,562)
Total Class I Shares	(552,864)	(973,157)	(1,267,189)	(2,076,335)
Class T Shares
Issued	575	1,146	42,640	477,128
Reinvested	4	118	1,538	57,581
Redeemed	—	—	(18,792)	(33,341)
Redeemed exchange	(2,202)	—	(1,261,987)	—
Total Class T Shares	(1,623)	1,264	(1,236,601)	501,368
Change in shares	(1,415,456)	(992,430)	(3,076,748)	(6,409)
See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund
	Period Ended June 30, 2016(a)	Year Ended June 30, 2016	Year Ended June 30, 2015
From Investment Activities:
Operations:
Net investment income	$61,072	$386,341	$870,908
Net realized gains (losses) from investment transactions	83,707	(9,902,449)	(977,723)
Net change in unrealized appreciation/depreciation on unaffiliated investments	417,320	(130,508)	(6,447,815)
Change in net assets resulting from operations	562,099	(9,646,616)	(6,554,630)
Distributions to Shareholders:
From net investment income:
Class A Shares	(8,938)	(148,903)	(206,922)
Class C Shares	(20,574)	(48,853)	(37,899)
Class I Shares	(20,870)	(210,242)	(574,258)
Class T Shares	—	(7,262)	(30,419)
From net realized gains:
Class A Shares	—	—	(908,002)
Class C Shares	—	—	(271,718)
Class I Shares	—	—	(2,309,234)
Class T Shares	—	—	(129,588)
Change in net assets resulting from distributions to shareholders	(50,382)	(415,260)	(4,468,040)
Change in net assets from capital transactions	10,390,476	(44,912,603)	(9,998,443)
Change in net assets	10,902,193	(54,974,479)	(21,021,113)
Net Assets:
Beginning of period	—	78,571,918	99,593,031
End of period	$10,902,193	$23,597,439	$78,571,918
Accumulated undistributed (distributions in excess of) net investment income	$12,052	$234,936	$72,273
(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

  (continued)

	Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund
	Period Ended June 30, 2016(a)	Year Ended June 30, 2016	Year Ended June 30, 2015
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,914,301	$8,479,036	$6,750,567
Dividends reinvested	8,625	147,453	1,100,420
Subscription Exchange	—	4,088,450	—
Cost of shares redeemed	(74,881)	(22,179,544)	(15,684,198)
Total Class A Shares	$1,848,045	$(9,464,605)	$(7,833,211)
Class C Shares
Proceeds from shares issued	$6,188,435	$2,381,568	$4,809,809
Dividends reinvested	20,387	46,996	281,164
Cost of shares redeemed	(101,263)	(2,038,953)	(2,676,007)
Total Class C Shares	$6,107,559	$389,611	$2,414,966
Class I Shares
Proceeds from shares issued	$2,745,302	$2,637,846	$32,773,546
Dividends reinvested	11,567	108,531	658,598
Cost of shares redeemed	(321,997)	(34,539,374)	(39,529,052)
Total Class I Shares	$2,434,872	$(31,792,997)	$(6,096,908)
Class T Shares
Proceeds from shares issued	$—	$137,535	$1,883,373
Dividends reinvested	—	6,729	154,275
Cost of shares redeemed	—	(100,426)	(520,938)
Redemption Exchange	—	(4,088,450)	—
Total Class T Shares	$—	$(4,044,612)	$1,516,710
Change in net assets from capital transactions	$10,390,476	$(44,912,603)	$(9,998,443)
(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

  (continued)

	Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund
	Period Ended June 30, 2016(a)	Year Ended June 30, 2016	Year Ended June 30, 2015
Share Transactions:
Class A Shares
Issued	177,875	832,139	588,862
Reinvested	790	15,430	100,563
Issued exchange	—	394,257	—
Redeemed	(6,850)	(2,221,131)	(1,354,485)
Total Class A Shares	171,815	(979,305)	(665,060)
Class C Shares
Issued	575,927	240,458	414,229
Reinvested	1,870	5,054	26,005
Redeemed	(9,582)	(205,767)	(237,220)
Total Class C Shares	568,215	39,745	203,014
Class I Shares
Issued	264,046	252,706	2,733,361
Reinvested	1,066	11,329	59,884
Redeemed	(29,388)	(3,372,920)	(3,523,820)
Total Class I Shares	235,724	(3,108,885)	(730,575)
Class T Shares
Issued	—	12,316	159,597
Reinvested	—	676	14,150
Redeemed	—	(8,856)	—
Redeemed exchange	—	(395,401)	(46,645)
Total Class T Shares	—	(391,265)	127,102
Change in shares	975,754	(4,439,710)	(1,065,519)

(a)  The Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund commenced operations on January 4, 2016.

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Consolidated
	Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
From Investment Activities:
Operations:
Net investment loss	$(45,927)	$(48,937)	$(32,631)	$(68,159)
Net realized losses from investment transactions	(771,160)	(2,452,964)	(262,314)	(975,414)
Net change in unrealized appreciation/ depreciation on unaffiliated investments	(65,836)	(210,054)	(22,660)	(91,658)
Change in net assets resulting from operations	(882,923)	(2,711,955)	(317,605)	(1,135,231)
Distributions to Shareholders:
From net investment income:
Class A Shares	—	(391,394)	—	(16,768)
Class C Shares	—	(24,325)	—	(2,261)
Class I Shares	—	(1,041,101)	—	(101,708)
Class T Shares	—	(2,034)	—	(868)
Change in net assets resulting from distributions to shareholders	—	(1,458,854)	—	(121,605)
Change in net assets from capital transactions	(3,041,559)	2,168,851	(1,744,769)	(1,892,332)
Change in net assets	(3,924,482)	(2,001,958)	(2,062,374)	(3,149,168)
Net Assets:
Beginning of period	12,226,956	14,228,914	8,294,466	11,443,634
End of period	$8,302,474	$12,226,956	$6,232,092	$8,294,466
Accumulated undistributed (distributions in excess of) net investment income	$(1,573,264)	$(1,548,209)	$(290,848)	$(301,779)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

  (continued)

	Consolidated
	Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
Capital Transactions:
Class A Shares
Proceeds from shares issued	$2,504,849	$4,584,183	$905,091	$1,249,348
Dividends reinvested	—	377,710	—	16,843
Subscription Exchange	16,881	—	86,333	—
Cost of shares redeemed	(4,045,034)	(1,649,349)	(1,427,225)	(1,158,663)
Total Class A Shares	$(1,523,304)	$3,312,544	$(435,801)	$107,528
Class C Shares
Proceeds from shares issued	$33,243	$120,673	$91,964	$263,535
Dividends reinvested	—	22,121	—	2,237
Cost of shares redeemed	(43,213)	(38,562)	(77,602)	(55,537)
Total Class C Shares	$(9,970)	$104,232	$14,362	$210,235
Class I Shares
Proceeds from shares issued	$1,450,380	$1,941,743	$1,720,931	$1,564,741
Dividends reinvested	—	69,261	—	4,670
Cost of shares redeemed	(2,942,048)	(3,262,731)	(2,964,188)	(3,785,994)
Total Class I Shares	$(1,491,668)	$(1,251,727)	$(1,243,257)	$(2,216,583)
Class T Shares
Proceeds from shares issued	$302	$1,943	$11,871	$6,752
Dividends reinvested	—	2,035	—	586
Cost of shares redeemed	(38)	—	(5,611)	(850)
Redemption Exchange	(16,881)	(176)	(86,333)	—
Total Class T Shares	$(16,617)	$3,802	$(80,073)	$6,488
Change in net assets from capital transactions	$(3,041,559)	$2,168,851	$(1,744,769)	$(1,892,332)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

  (continued)

	Consolidated
	Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
Share Transactions:
Class A Shares
Issued	401,268	625,522	111,607	139,478
Reinvested	—	51,953	—	1,943
Issued exchange	2,642	—	10,819	—
Redeemed	(664,845)	(210,786)	(188,047)	(132,307)
Total Class A Shares	(260,935)	466,689	(65,621)	9,114
Class C Shares
Issued	5,506	15,520	12,006	29,932
Reinvested	—	3,090	—	263
Redeemed	(7,129)	(5,239)	(10,408)	(6,555)
Total Class C Shares	(1,623)	13,371	1,598	23,640
Class I Shares
Issued	242,317	232,888	221,830	176,801
Reinvested	—	9,501	—	537
Redeemed	(469,878)	(433,779)	(374,540)	(438,359)
Total Class I Shares	(227,561)	(191,390)	(152,710)	(261,021)
Class T Shares
Issued	47	264	1,478	808
Reinvested	—	281	—	68
Redeemed	(6)	—	(721)	(101)
Redeemed exchange	(2,654)	(23)	(10,914)	—
Total Class T Shares	(2,613)	522	(10,157)	775
Change in shares	(492,732)	289,192	(226,890)	(227,492)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Long/Short Strategy Fund		Victory CEMP Market Neutral Income Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
From Investment Activities:
Operations:
Net investment income	$67,306	$79,989	$2,005,515	$1,433,580
Net realized gains (losses) from investment transactions	(181,295)	561,438	(3,290,843)	847,799
Net change in unrealized appreciation/ depreciation on unaffiliated investments	118,430	137,298	2,935,904	(3,277,265)
Change in net assets resulting from operations	4,441	778,725	1,650,576	(995,886)
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,409)	(2,458)	(683,754)	(647,928)
Class C Shares	—	—	(7,987)	(3,157)
Class I Shares	(61,115)	(77,181)	(940,589)	(781,173)
Class T Shares	—	—	(466)	(1,269)
From net realized gains:
Class A Shares	(107,696)	(10,262)	(725,180)	(178,488)
Class C Shares	(3,401)	(257)	(10,951)	(3,141)
Class I Shares	(559,489)	(62,383)	(962,746)	(229,940)
Class T Shares	—	(39)	—	(485)
Change in net assets resulting from distributions to shareholders	(733,110)	(152,580)	(3,331,673)	(1,845,581)
Change in net assets from capital transactions	(2,347,747)	(11,123,184)	18,632,646	(3,116,038)
Change in net assets	(3,076,416)	(10,497,039)	16,951,549	(5,957,505)
Net Assets:
Beginning of period	15,513,655	26,010,694	57,081,417	63,038,922
End of period	$12,437,239	$15,513,655	$74,032,966	$57,081,417
Accumulated undistributed (distributions in excess of) net investment income	$1,450	$2,069	$177,927	$(23,802)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

  (continued)

	Victory CEMP Long/Short Strategy Fund		Victory CEMP Market Neutral Income Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,757,394	$85,257	$14,883,271	$12,414,378
Dividends reinvested	109,105	12,701	1,377,572	820,751
Subscription Exchange	11,444	—	74,605	—
Cost of shares redeemed	(2,865,542)	(821,334)	(17,257,896)	(9,495,510)
Total Class A Shares	$(987,599)	$(723,376)	$(922,448)	$3,739,619
Class C Shares
Proceeds from shares issued	$1,100	$61,200	$649,954	$313,662
Dividends reinvested	3,401	257	17,928	4,551
Cost of shares redeemed	(12,731)	(10,580)	(520,700)	(183,385)
Total Class C Shares	$(8,230)	$50,877	$147,182	$134,828
Class I Shares
Proceeds from shares issued	$6,887,842	$211,691	$41,319,415	$8,751,686
Dividends reinvested	6,373	830	937,198	53,762
Cost of shares redeemed	(8,234,689)	(10,662,099)	(22,774,550)	(15,797,722)
Total Class I Shares	$(1,340,474)	$(10,449,578)	$19,482,063	$(6,992,274)
Class T Shares
Proceeds from shares issued	$—	$—	$140	$1,366
Dividends reinvested	—	39	466	1,754
Cost of shares redeemed	—	(1,146)	(152)	—
Redemption Exchange	(11,444)	—	(74,605)	(1,331)
Total Class T Shares	$(11,444)	$(1,107)	$(74,151)	$1,789
Change in net assets from capital transactions	$(2,347,747)	$(11,123,184)	$18,632,646	$(3,116,038)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

  (continued)

	Victory CEMP Long/Short Strategy Fund		Victory CEMP Market Neutral Income Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
Share Transactions:
Class A Shares
Issued	162,020	7,722	1,590,519	1,298,316
Reinvested	10,167	1,148	148,976	86,184
Issued exchange	1,019	—	7,837	—
Redeemed	(265,661)	(73,382)	(1,854,034)	(995,644)
Total Class A Shares	(92,455)	(64,512)	(106,702)	388,856
Class C Shares
Issued	104	5,599	69,244	32,650
Reinvested	326	24	1,953	479
Redeemed	(1,211)	(968)	(55,675)	(19,438)
Total Class C Shares	(781)	4,655	15,522	13,691
Class I Shares
Issued	618,697	18,772	4,382,966	907,734
Reinvested	594	74	101,227	5,610
Redeemed	(748,310)	(947,132)	(2,417,631)	(1,648,648)
Total Class I Shares	(129,019)	(928,286)	2,066,562	(735,304)
Class T Shares
Issued	—	—	15	145
Reinvested	—	4	49	184
Redeemed	—	(100)	(16)	—
Redeemed exchange	(1,025)	—	(7,845)	(139)
Total Class T Shares	(1,025)	(96)	(7,797)	190
Change in shares	(223,280)	(988,239)	1,967,585	(332,567)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

	Victory CEMP Multi-Asset Balanced Fund		Victory CEMP Global High Dividend Defensive Fund		Victory CEMP Alternative Strategies Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
From Investment Activities:
Operations:
Net investment income	$429,423	$2,016,794	$174,362	$1,076,431	$546,950	$1,366,986
Net realized gains (losses) from affiliated investment transactions	(1,544,039)	2,350,425	(366,275)	2,351,713	(1,131,469)	1,024,311
Distributions of realized gains from underlying investment companies	576,308	1,157,291	129,591	1,196,268	308,532	229,350
Net change in unrealized appreciation/depreciation on affiliated investments	(487,504)	(6,668,126)	(222,946)	(5,739,116)	(769,695)	(3,667,693)
Change in net assets resulting from operations	(1,025,812)	(1,143,616)	(285,268)	(1,114,704)	(1,045,682)	(1,047,046)
Distributions to Shareholders:
From net investment income:
Class A Shares	(211,224)	(1,645,058)	(59,695)	(925,806)	(546,149)	(1,064,520)
Class C Shares	(16,519)	(181,327)	(73)	(95,166)	(72,992)	(117,166)
Class I Shares	—	—	—	—	—
Class T Shares	—	(149,876)	—	(77,594)	—	(52,030)
From net realized gains:
Class A Shares	(1,703,886)	(918,033)	(1,528,042)	(1,455,357)	—	—
Class C Shares	(821,705)	(163,018)	(916,531)	(223,777)	—	—
Class I Shares	—	—	—	—	—	—
Class T Shares	—	(97,782)	—	(136,416)	—	—
Change in net assets resulting from distributions to shareholders	(2,753,334)	(3,155,094)	(2,504,341)	(2,914,116)	(619,141)	(1,233,716)
Change in net assets from capital transactions	(15,138,856)	(62,365,453)	(2,697,946)	(36,354,195)	(20,053,958)	(19,401,094)
Change in net assets	(18,918,002)	(66,664,163)	(5,487,555)	(40,383,015)	(21,718,781)	(21,681,856)
Net Assets:
Beginning of period	39,827,598	106,491,761	14,614,743	54,997,758	41,451,654	63,133,510
End of period	$20,909,596	$39,827,598	$9,127,188	$14,614,743	$19,732,873	$41,451,654
Accumulated undistributed (distributions in excess of) net investment income	$93,320	$40,533	$—	$—	$61,427	$133,618

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

  (continued)

	Victory CEMP Multi-Asset Balanced Fund		Victory CEMP Global High Dividend Defensive Fund		Victory CEMP Alternative Strategies Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,757,674	$9,394,351	$466,441	$2,162,148	$905,675	$6,399,681
Dividends reinvested	1,858,924	2,528,227	1,553,988	2,363,795	495,252	868,041
Subscription Exchange	6,673,294	—	3,324,077	—	2,043,137	—
Cost of shares redeemed	(16,017,783)	(70,505,130)	(4,166,623)	(39,163,962)	(19,198,279)	(24,162,522)
Total Class A Shares	$(5,727,891)	$(58,582,552)	$1,177,883	$(34,638,019)	$(15,754,215)	$(16,894,800)
Class C Shares
Proceeds from shares issued	$682,563	$1,411,605	$176,278	$430,030	$75,070	$241,313
Dividends reinvested	776,100	309,236	895,281	300,169	71,112	109,675
Cost of shares redeemed	(3,629,311)	(3,809,710)	(1,432,998)	(2,347,213)	(2,113,840)	(2,811,195)
Total Class C Shares	$(2,170,648)	$(2,088,869)	$(361,439)	$(1,617,014)	$(1,967,658)	$(2,460,207)
Class T Shares
Proceeds from shares issued	$92,648	$373,713	$20,491	$396,689	$8,285	$194,252
Dividends reinvested	—	235,462	—	168,065	—	47,570
Cost of shares redeemed	(659,671)	(2,303,207)	(210,804)	(663,916)	(297,233)	(287,909)
Redemption Exchange	(6,673,294)	—	(3,324,077)	—	(2,043,137)	—
Total Class T Shares	$(7,240,317)	$(1,694,032)	$(3,514,390)	$(99,162)	$(2,332,085)	$(46,087)
Change in net assets from capital transactions	$(15,138,856)	$(62,365,453)	$(2,697,946)	$(36,354,195)	$(20,053,958)	$(19,401,094)

(continues on next page)

See notes to financial statements.

Victory Portfolios II  Statements of Changes in Net Assets

  (continued)

	Victory CEMP Multi-Asset Balanced Fund		Victory CEMP Global High Dividend Defensive Fund		Victory CEMP Alternative Strategies Fund
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2016	Year Ended June 30, 2015
Share Transactions:
Class A Shares
Issued	155,443	769,721	50,432	178,252	93,557	621,199
Reinvested	175,868	213,713	178,825	207,169	52,630	85,774
Issued exchange	567,940	—	292,870	—	207,425	—
Redeemed	(1,458,686)	(5,914,952)	(416,583)	(3,393,521)	(1,978,304)	(2,344,462)
Total Class A Shares	(559,435)	(4,931,518)	105,544	(3,008,100)	(1,624,692)	(1,637,489)
Class C Shares
Issued	63,746	117,679	18,656	36,830	7,915	24,072
Reinvested	74,841	26,636	106,963	27,091	7,746	11,112
Redeemed	(331,873)	(321,052)	(146,305)	(201,619)	(224,093)	(280,419)
Total Class C Shares	(193,286)	(176,737)	(20,686)	(137,698)	(208,432)	(245,235)
Class T Shares
Issued	7,857	30,827	1,828	33,186	835	19,059
Reinvested	—	19,954	—	14,900	—	4,747
Redeemed	(55,872)	(190,273)	(18,460)	(56,608)	(29,962)	(28,125)
Redeemed exchange	(570,855)	—	(297,058)	—	(209,983)	—
Total Class T Shares	(618,870)	(139,492)	(313,690)	(8,522)	(239,110)	(4,319)
Change in shares	(1,371,591)	(5,247,747)	(228,832)	(3,154,320)	(2,072,234)	(1,887,043)

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Volatility Wtd Index Fund
	Class A Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$13.77	$14.17	$11.72	$10.00
Investment Activities:
Net investment income (b)	0.11	0.10	0.08	0.06
Net realized and unrealized gains on investments	0.16 (f)	0.71	2.59	1.72
Total from Investment Activities	0.27	0.81	2.67	1.78
Distributions to Shareholders:
Net investment income	(0.12)	(0.10)	(0.17)	(0.06)
Net realized gains from investments	(1.22)	(1.11)	(0.05)	—
Total Distributions to Shareholders	(1.34)	(1.21)	(0.22)	(0.06)
Net Asset Value, End of Period	$12.70	$13.77	$14.17	$11.72
Total Return (excludes sales charge) (c)	2.23%	6.18%	23.00%	17.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,894	$18,665	$20,163	$11,641
Ratio of net expenses to average net assets (d)	0.99%	1.18%	1.20%	1.20%
Ratio of net investment income to average net assets (d)	0.88%	0.67%	0.65%	0.92%
Ratio of gross expenses to average net assets (d) (e)	1.42%	1.40%	1.34%	1.63%
Portfolio turnover (c)	46%	34%	34%	15%

(a)  The Victory CEMP US 500 Volatility Wtd Index Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Volatility Wtd Index Fund
	Class C Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$13.63	$14.06	$11.68	$10.00
Investment Activities:
Net investment income (loss) (b)	0.02	— (c)	(0.01)	0.01
Net realized and unrealized gains (losses) on investments	0.15 (g)	0.69	2.57	1.72
Total from Investment Activities	0.17	0.69	2.56	1.73
Distributions to Shareholders:
Net investment income	(0.04)	(0.01)	(0.13)	(0.05)
Net realized gains from investments	(1.22)	(1.11)	(0.05)	—
Tax return of capital	—	—	—	—
Total Distributions to Shareholders	(1.26)	(1.12)	(0.18)	(0.05)
Net Asset Value, End of Period	$12.54	$13.63	$14.06	$11.68
Total Return (excludes contingent deferred sales charge) (d)	1.46%	5.36%	22.13%	17.28%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,588	$1,629	$833	$32
Ratio of net expenses to average net assets (e)	1.74%	1.93%	1.95%	1.95%
Ratio of net investment income to average net assets (e)	0.18%	(0.04)%	(0.10)%	0.13%
Ratio of gross expenses to average net assets (e) (f)	2.52%	2.15%	2.09%	2.38%
Portfolio turnover (d)	46%	34%	34%	15%

(a)  The Victory CEMP US 500 Volatility Wtd Index Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Volatility Wtd Index Fund
	Class I Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$13.80	$14.19	$11.73	$10.00
Investment Activities:
Net investment income (b)	0.14	0.13	0.12	0.07
Net realized and unrealized gains (losses) on investments	0.15 (f)	0.72	2.59	1.73
Total from Investment Activities	0.29	0.85	2.71	1.80
Distributions to Shareholders:
Net investment income	(0.15)	(0.13)	(0.20)	(0.07)
Net realized gains from investments	(1.22)	(1.11)	(0.05)	—
Tax return of capital	—	—	—	—
Total Distributions to Shareholders	(1.37)	(1.24)	(0.25)	(0.07)
Net Asset Value, End of Period	$12.72	$13.80	$14.19	$11.73
Total Return (c)	2.42%	6.51%	23.36%	18.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,565	$13,194	$26,962	$1,221
Ratio of net expenses to average net assets (d)	0.74%	0.93%	0.95%	0.95%
Ratio of net investment income to average net assets (d)	1.10%	0.92%	0.90%	0.96%
Ratio of gross expenses to average net assets (d) (e)	1.30%	1.15%	1.09%	1.38%
Portfolio turnover (c)	46%	34%	34%	15%

(a)  The Victory CEMP US 500 Volatility Wtd Index Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Victory CEMP US 500 Volatility Wtd Index Fund
Class R6 Shares
Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$12.54
Investment Activities:
Net investment income (b)	0.03
Net realized and unrealized gains (losses) on investments	0.20 (f)
Total from Investment Activities	0.23
Distributions to Shareholders:
Net investment income	(0.05)
Net realized gains from investments	—
Tax return of capital	—
Total Distributions to Shareholders	(0.05)
Net Asset Value, End of Period	$12.72
Total Return (c)	1.83%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$60
Ratio of net expenses to average net assets (d)	0.74%
Ratio of net investment income to average net assets (d)	1.06%
Ratio of gross expenses to average net assets (d) (e)	42.90%
Portfolio turnover (c)	46%

(a)  The Victory CEMP US 500 Volatility Wtd Index Fund Class R6 commenced operations on April 1, 2016.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP US Small Cap Volatility Wtd Index Fund
	Class A Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$13.78	$14.26	$12.14	$10.00
Investment Activities:
Net investment income (b)	0.08	0.07	0.06	0.05
Net realized and unrealized gains (losses) on investments	(0.44)	0.65	2.80	2.15
Total from Investment Activities	(0.36)	0.72	2.86	2.20
Distributions:
Net investment income	(0.07)	(0.07)	(0.63)	(0.06)
Net realized gains from investments	(1.02)	(1.13)	(0.11)	—
Tax return of capital	—	—	—	—
Total Distributions	(1.09)	(1.20)	(0.74)	(0.06)
Net Asset Value, End of Period	$12.33	$13.78	$14.26	$12.14
Total Return (excludes sales charge) (c)	(2.40)%	5.81%	23.88%	22.04%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,585	$11,344	$7,705	$3,889
Ratio of net expenses to average net assets (d)	0.99%	1.59%	1.65%	2.20%
Ratio of net investment income to average net assets (d)	0.60%	1.23%	1.25%	1.25%
Ratio of gross expenses to average net assets (d) (e)	1.88%	0.12%	0.01%	(0.22)%
Portfolio turnover (c)	54%	53%	69%	25%

(a)  The Victory CEMP US Small Cap Volatility Wtd Index Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US Small Cap Volatility Wtd Index Fund
	Class C Shares
	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$13.70		$14.18	$12.09	$10.00
Investment Activities:
Net investment loss (b)	(0.02)		(0.03)	(0.04)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.44	)(g)	0.68	2.82	2.17
Total from Investment Activities	(0.46)		0.65	2.78	2.13
Distributions:
Net investment income	—	(c)	— (c)	(0.58)	(0.04)
Net realized gains from investments	(1.02)		(1.13)	(0.11)	—
Tax return of capital	—		—	—	—
Total Distributions	(1.02)		(1.13)	(0.69)	(0.04)
Net Asset Value, End of Period	$12.22		$13.70	$14.18	$12.09
Total Return (excludes contingent deferred sales charge) (d)	(3.17)%		5.35%	23.21%	21.36%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,505		$2,128	$1,584	$204
Ratio of net expenses to average net assets (e)	1.74%		2.34%	2.40%	2.95%
Ratio of net investment income to average net assets (e)	(0.16)%		1.98%	2.00%	2.00%
Ratio of gross expenses to average net assets (e) (f)	2.70%		(0.62)%	(0.74)%	(1.56)%
Portfolio turnover (d)	54%		53%	69%	25%

(a)  The Victory CEMP US Small Cap Volatility Wtd Index Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US Small Cap Volatility Wtd Index Fund
	Class I Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$13.83	$14.29	$12.15	$10.00
Investment Activities:
Net investment income (b)	0.11	0.09	0.09	0.03
Net realized and unrealized gains (losses) on investments	(0.45)	0.68	2.83	2.18
Total from Investment Activities	(0.34)	0.77	2.92	2.21
Distributions:
Net investment income	(0.11)	(0.10)	(0.67)	(0.06)
Net realized gains from investments	(1.02)	(1.13)	(0.11)	—
Tax return of capital	—	—	—	—
Total Distributions	(1.13)	(1.23)	(0.78)	(0.06)
Net Asset Value, End of Period	$12.36	$13.83	$14.29	$12.15
Total Return (c)	(2.23)%	6.20%	24.32%	22.21%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,277	$4,133	$10,327	$1,594
Ratio of net expenses to average net assets (d)	0.74%	1.34%	1.40%	1.95%
Ratio of net investment income to average net assets (d)	0.85%	0.98%	1.00%	1.00%
Ratio of gross expenses to average net assets (d) (e)	1.58%	0.32%	0.26%	(0.51)%
Portfolio turnover (c)	54%	53%	69%	25%

(a)  The Victory CEMP US Small Cap Volatility Wtd Index Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP International Volatility Wtd Index Fund
	Class A Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$11.42	$12.87	$10.88	$10.00
Investment Activities:
Net investment income (b)	0.10	0.14	0.12	0.15
Net realized and unrealized gains (losses) on investments	(1.13)	(0.72)	2.38	0.87
Total from Investment Activities	(1.03)	(0.58)	2.50	1.02
Distributions:
Net investment income	(0.10)	(0.14)	(0.46)	(0.14)
Net realized gains from investments	— (c)	(0.73)	(0.05)	—
Tax return of capital	—	—	—	—
Total Distributions	(0.10)	(0.87)	(0.51)	(0.14)
Net Asset Value, End of Period	$10.29	$11.42	$12.87	$10.88
Total Return (excludes sales charge) (d)	(9.00)%	(4.16)%	23.43%	10.23%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,113	$11,348	$13,073	$8,274
Ratio of net expenses to average net assets (e)	1.10%	1.37%	1.40%	1.40%
Ratio of net investment income to average net assets (e)	0.91%	1.13%	1.03%	2.19%
Ratio of gross expenses to average net assets (e) (f)	2.72%	1.95%	1.86%	3.67%
Portfolio turnover (d)	42%	38%	90%	27%

(a)  The Victory CEMP International Volatility Wtd Index Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP International Volatility Wtd Index Fund
	Class C Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$11.36	$12.83	$10.87	$10.00
Investment Activities:
Net investment income (b)	0.13	0.05	0.13	0.22
Net realized and unrealized gains (losses) on investments	(1.22)	(0.72)	2.27	0.76
Total from Investment Activities	(1.09)	(0.67)	2.40	0.98
Distributions:
Net investment income	(0.01)	(0.07)	(0.39)	(0.11)
Net realized gains from investments	— (c)	(0.73)	(0.05)	—
Tax return of capital	—	—	—	—
Total Distributions	(0.01)	(0.80)	(0.44)	(0.11)
Net Asset Value, End of Period	$10.26	$11.36	$12.83	$10.87
Total Return (excludes contingent deferred sales charge) (d)	(9.59)%	(4.89)%	22.49%	9.79%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$379	$138	$141	$18
Ratio of net expenses to average net assets (e)	1.85%	2.12%	2.15%	2.15%
Ratio of net investment income to average net assets (e)	1.22%	0.42%	1.09%	3.22%
Ratio of gross expenses to average net assets (e) (f)	7.73%	2.70%	2.61%	4.42%
Portfolio turnover (d)	42%	38%	90%	27%

(a)  The Victory CEMP International Volatility Wtd Index Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP International Volatility Wtd Index Fund
	Class I Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$11.43	$12.88	$10.89	$10.00
Investment Activities:
Net investment income (b)	0.15	0.14	0.16	0.24
Net realized and unrealized gains (losses) on investments	(1.14)	(0.69)	2.37	0.80
Total from Investment Activities	(0.99)	(0.55)	2.53	1.04
Distributions:
Net investment income	(0.14)	(0.17)	(0.49)	(0.15)
Net realized gains from investments	— (c)	(0.73)	(0.05)	—
Tax return of capital	—	—	—	—
Total Distributions	(0.14)	(0.90)	(0.54)	(0.15)
Net Asset Value, End of Period	$10.30	$11.43	$12.88	$10.89
Total Return (d)	(8.63)%	(3.91)%	23.70%	10.42%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,615	$9,223	$22,932	$8
Ratio of net expenses to average net assets (e)	0.85%	1.12%	1.15%	1.15%
Ratio of net investment income to average net assets (e)	1.38%	1.15%	1.32%	3.46%
Ratio of gross expenses to average net assets (e) (f)	3.39%	1.70%	1.61%	3.42%
Portfolio turnover (d)	42%	38%	90%	27%

(a)  The Victory CEMP International Volatility Wtd Index Fund Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class A Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$14.15	$14.16	$11.71	$10.00
Investment Activities:
Net investment income (b)	0.13	0.05	0.03	0.04
Net realized and unrealized gains on investments	0.16	0.74	2.58	1.71
Total from Investment Activities	0.29	0.79	2.61	1.75
Distributions:
Net investment income	(0.12)	(0.04)	(0.13)	(0.04)
Net realized gains from investments	(0.52)	(0.76)	(0.03)	—
Tax return of capital	—	—	—	—
Total Distributions	(0.64)	(0.80)	(0.16)	(0.04)
Net Asset Value, End of Period	$13.80	$14.15	$14.16	$11.71
Total Return (excludes sales charge) (c)	2.17%	5.89%	22.39%	17.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$62,700	$75,399	$77,212	$20,008
Ratio of net expenses to average net assets (d)	0.99%	1.50%	1.60%	1.60%
Ratio of net investment income to average net assets (d)	0.92%	0.35%	0.25%	0.51%
Ratio of gross expenses to average net assets (d) (e)	1.28%	1.67%	1.68%	1.89%
Portfolio turnover (c)	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class C Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$13.95	$14.05	$11.67	$10.00
Investment Activities:
Net investment income (loss) (b)	0.02	(0.05)	(0.07)	(0.03)
Net realized and unrealized gains on investments	0.17	0.71	2.57	1.72
Total from Investment Activities	0.19	0.66	2.50	1.69
Distributions:
Net investment income	(0.03)	—	(0.09)	(0.02)
Net realized gains from investments	(0.52)	(0.76)	(0.03)	—
Tax return of capital	—	—	—	—
Total Distributions	(0.55)	(0.76)	(0.12)	(0.02)
Net Asset Value, End of Period	$13.59	$13.95	$14.05	$11.67
Total Return (excludes contingent deferred sales charge) (c)	1.42%	5.01%	21.52%	16.98%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$58,249	$56,826	$33,464	$2,673
Ratio of net expenses to average net assets (d)	1.74%	2.25%	2.35%	2.35%
Ratio of net investment income to average net assets (d)	0.16%	(0.37)%	(0.50)%	(0.34)%
Ratio of gross expenses to average net assets (d) (e)	2.11%	2.42%	3.43%	2.64%
Portfolio turnover (c)	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class I Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$14.15	$14.16	$11.71	$10.00
Investment Activities:
Net investment income (b)	0.16	0.08	0.07	0.05
Net realized and unrealized gains on investments	0.16	0.74	2.57	1.71
Total from Investment Activities	0.32	0.82	2.64	1.76
Distributions:
Net investment income	(0.15)	(0.07)	(0.16)	(0.05)
Net realized gains from investments	(0.52)	(0.76)	(0.03)	—
Tax return of capital	—	—	—	—
Total Distributions	(0.67)	(0.83)	(0.19)	(0.05)
Net Asset Value, End of Period	$13.80	$14.15	$14.16	$11.71
Total Return (c)	2.42%	6.16%	22.66%	17.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$44,170	$63,213	$92,699	$4,205
Ratio of net expenses to average net assets (d)	0.74%	1.25%	1.35%	1.35%
Ratio of net investment income to average net assets (d)	1.14%	0.60%	0.50%	0.63%
Ratio of gross expenses to average net assets (d) (e)	1.11%	1.42%	1.43%	1.64%
Portfolio turnover (c)	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund
Class A Shares
Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income (b)	0.15
Net realized and unrealized gains on investments	1.11
Total from Investment Activities	1.26
Distributions:
Net investment income	(0.07)
Net realized gains from investments	—
Tax return of capital	—
Total Distributions	(0.07)
Net Asset Value, End of Period	$11.19
Total Return (excludes sales charge) (c)	12.67%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,923
Ratio of net expenses to average net assets (d)	0.99%
Ratio of net investment income to average net assets (d)	2.81%
Ratio of gross expenses to average net assets (d) (e)	5.19%
Portfolio turnover (c)	61%

(a)  The Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund Class A commenced operations on January 4, 2016.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund
Class C Shares
Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income (b)	0.11
Net realized and unrealized gains on investments	1.12
Total from Investment Activities	1.23
Distributions:
Net investment income	(0.06)
Net realized gains from investments	—
Tax return of capital	—
Total Distributions	(0.06)
Net Asset Value, End of Period	$11.17
Total Return (excludes contingent deferred sales charge) (c)	12.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,347
Ratio of net expenses to average net assets (d)	1.74%
Ratio of net investment income to average net assets (d)	2.08%
Ratio of gross expenses to average net assets (d) (e)	4.50%
Portfolio turnover (c)	61%

(a)  The Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund Class C commenced operations on January 4, 2016.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund
Class I Shares
Period Ended June 30, 2016(a)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income (b)	0.18
Net realized and unrealized gains on investments	1.09
Total from Investment Activities	1.27
Distributions:
Net investment income	(0.10)
Net realized gains from investments	—
Tax return of capital	—
Total Distributions	(0.10)
Net Asset Value, End of Period	$11.17
Total Return (c)	12.79%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,633
Ratio of net expenses to average net assets (d)	0.74%
Ratio of net investment income to average net assets (d)	3.31%
Ratio of gross expenses to average net assets (d) (e)	4.08%
Portfolio turnover (c)	61%

(a)  The Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund Class I commenced operations on January 4, 2016.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP International Enhanced Volatility Wtd Index Fund
	Class A Shares
	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$11.33		$12.44	$10.46	$10.00
Investment Activities:
Net investment income (loss) (b)	0.09		0.10	0.10	0.12
Net realized and unrealized gains (losses) on investments	(1.83)		(0.70)	2.24	0.44
Total from Investment Activities	(1.74)		(0.60)	2.34	0.56
Distributions:
Net investment income	(0.13)		(0.10)	(0.34)	(0.10)
Net realized gains from investments	—		(0.41)	(0.02)	—
Tax return of capital	—		—	—	—
Total Distributions	(0.13)		(0.51)	(0.36)	(0.10)
Net Asset Value, End of Period	$9.46		$11.33	$12.44	$10.46
Total Return (excludes sales charge) (c)	(15.40)%		(4.65)%	22.73%	5.61%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,890		$21,738	$32,139	$11,815
Ratio of net expenses to average net assets (d)	1.10%		1.58%	1.65%	1.65%
Ratio of net investment income to average net assets (d)	0.86%		0.88%	0.91%	1.88%
Ratio of gross expenses to average net assets (d) (e)	1.93%		1.88%	1.97%	3.59%
Portfolio turnover (c)	200	%(f)	52%	81%	27%

(a)  The Victory CEMP International Enhanced Volatility Wtd Index Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover increase due to a change in strategy.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP International Enhanced Volatility Wtd Index Fund
	Class C Shares
	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$11.22		$12.36	$10.43	$10.00
Investment Activities:
Net investment income (loss) (b)	0.03		0.03	0.04	0.18
Net realized and unrealized gains (losses) on investments	(1.83)		(0.71)	2.19	0.34
Total from Investment Activities	(1.80)		(0.68)	2.23	0.52
Distributions:
Net investment income	(0.07)		(0.05)	(0.28)	(0.09)
Net realized gains from investments	—		(0.41)	(0.02)	—
Tax return of capital	—		—	—	—
Total Distributions	(0.07)		(0.46)	(0.30)	(0.09)
Net Asset Value, End of Period	$9.35		$11.22	$12.36	$10.43
Total Return (excludes contingent deferred sales charge) (c)	(16.07)%		(5.33)%	21.70%	5.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,003		$7,953	$6,255	$429
Ratio of net expenses to average net assets (d)	1.85%		2.33%	2.40%	2.40%
Ratio of net investment income to average net assets (d)	0.35%		0.20%	0.38%	2.77%
Ratio of gross expenses to average net assets (d) (e)	3.18%		2.63%	2.72%	4.34%
Portfolio turnover (c)	200	%(f)	52%	81%	27%

(a)  The Victory CEMP International Enhanced Volatility Wtd Index Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover increase due to a change in strategy.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP International Enhanced Volatility Wtd Index Fund
	Class I Shares
	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$11.33		$12.44	$10.46	$10.00
Investment Activities:
Net investment income (loss) (b)	0.11		0.12	0.14	0.16
Net realized and unrealized gains (losses) on investments	(1.84)		(0.69)	2.23	0.41
Total from Investment Activities	(1.73)		(0.57)	2.37	0.57
Distributions:
Net investment income	(0.15)		(0.13)	(0.37)	(0.11)
Net realized gains from investments	—		(0.41)	(0.02)	—
Tax return of capital	—		—	—	—
Total Distributions	(0.15)		(0.54)	(0.39)	(0.11)
Net Asset Value, End of Period	$9.45		$11.33	$12.44	$10.46
Total Return (c)	(15.27)%		(4.41)%	22.99%	5.67%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,704		$44,461	$57,920	$7,063
Ratio of net expenses to average net assets (d)	0.85%		1.33%	1.40%	1.40%
Ratio of net investment income to average net assets (d)	1.04%		1.05%	1.16%	2.49%
Ratio of gross expenses to average net assets (d) (e)	1.67%		1.63%	1.72%	3.34%
Portfolio turnover (c)	200	%(f)	52%	81%	27%

(a)  The Victory CEMP International Enhanced Volatility Wtd Index Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover increase due to a change in strategy.

See notes to financial statements.

Victory Portfolios II	Consolidated Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class A Shares
	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$7.02		$9.78	$8.86	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.04)		(0.04)	(0.05)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.34)		(1.75)	0.97	(1.11)
Total from Investment Activities	(0.38)		(1.79)	0.92	(1.14)
Distributions:
Net investment income	—		(0.97)	—	—
Net realized gains from investments	—		—	—	—
Tax return of capital	—		—	—	—
Total Distributions	—		(0.97)	—	—
Net Asset Value, End of Period	$6.64		$7.02	$9.78	$8.86
Total Return (excludes sales charge) (c)	(5.41)%		(18.63)%	10.38%	(11.40)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,073		$6,135	$3,987	$3,309
Ratio of net expenses to average net assets (d)	1.10%		1.36%	1.40%	1.40%
Ratio of net investment income to average net assets (d)	(0.62)%		(0.54)%	(0.52)%	(0.54)%
Ratio of gross expenses to average net assets (d) (e)	1.99%		1.73%	1.70%	1.53%
Portfolio turnover (c)	80	%(g)	0%	13%	0	%(f)

(a)  The Victory CEMP Commodity Volatility Wtd Index Strategy Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Less than 0.50%

(g)  Portfolio turnover increase due to a change in strategy.

See notes to financial statements.

Victory Portfolios II	Consolidated Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class C Shares
	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$6.88		$9.66	$8.82	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.08)		(0.10)	(0.12)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.34)		(1.72)	0.96	(1.11)
Total from Investment Activities	(0.42)		(1.82)	0.84	(1.18)
Distributions:
Net investment income	—		(0.96)	—	—
Net realized gains from investments	—		—	—	—
Tax return of capital	—		—	—	—
Total Distributions	—		(0.96)	—	—
Net Asset Value, End of Period	$6.46		$6.88	$9.66	$8.82
Total Return (excludes contingent deferred sales charge) (c)	(6.10)%		(19.28)%	9.52%	(11.80)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$200		$225	$186	$73
Ratio of net expenses to average net assets (d)	1.85%		2.11%	2.15%	2.15%
Ratio of net investment income to average net assets (d)	(1.36)%		(1.29)%	(1.27)%	(1.29)%
Ratio of gross expenses to average net assets (d) (e)	3.21%		2.48%	2.45%	2.28%
Portfolio turnover (c)	80	%(g)	0%	13%	0	%(f)

(a)  The Victory CEMP Commodity Volatility Wtd Index Strategy Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Less than 0.50%

(g)  Portfolio turnover increase due to a change in strategy.

See notes to financial statements.

Victory Portfolios II	Consolidated Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class I Shares
	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$7.05		$9.82	$8.87	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.02)		(0.02)	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.34)		(1.76)	0.98	(1.11)
Total from Investment Activities	(0.36)		(1.78)	0.95	(1.13)
Distributions:
Net investment income	—		(0.99)	—	—
Net realized gains from investments	—		—	—	—
Tax return of capital	—		—	—	—
Total Distributions	—		(0.99)	—	—
Net Asset Value, End of Period	$6.69		$7.05	$9.82	$8.87
Total Return (c)	(5.11)%		(18.42)%	10.71%	(11.30)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,029		$5,849	$10,035	$6,379
Ratio of net expenses to average net assets (d)	0.85%		1.11%	1.15%	1.15%
Ratio of net investment income to average net assets (d)	(0.36)%		(0.29)%	(0.27)%	(0.35)%
Ratio of gross expenses to average net assets (d) (e)	1.70%		1.48%	1.45%	1.28%
Portfolio turnover (c)	80	%(g)	0%	13%	0	%(f)

(a)  The Victory CEMP Commodity Volatility Wtd Index Strategy Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Less than 0.50%

(g)  Portfolio turnover increase due to a change in strategy.

See notes to financial statements.

Victory Portfolios II	Consolidated Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Class A Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$8.57	$9.55	$9.39	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.06)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gains (losses) on investments	(0.12)	(0.84)	0.24	(0.56)
Total from Investment Activities	(0.18)	(0.91)	0.16	(0.61)
Distributions:
Net investment income	—	(0.07)	—	—
Net realized gains from investments	—	—	—	—
Tax return of capital	—	—	—	—
Total Distributions	—	(0.07)	—	—
Net Asset Value, End of Period	$8.39	$8.57	$9.55	$9.39
Total Return (excludes sales charge) (c)	(2.10)%	(9.49)%	1.70%	(6.10)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,147	$1,734	$1,845	$3,505
Ratio of net expenses to average net assets (d)	1.10%	1.87%	1.98%	1.71%
Ratio of net investment income to average net assets (d)	(0.72)%	1.54%	1.60%	1.60%
Ratio of gross expenses to average net assets (d) (e)	2.06%	(1.18)%	(1.35)%	(0.88)%
Portfolio turnover (c)	26%	0%	42%	0	%(f)

(a)  The Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Less than 0.50%

See notes to financial statements.

Victory Portfolios II	Consolidated Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Class C Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$8.37	$9.43	$9.34	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.11)	(0.15)	(0.16)	(0.09)
Net realized and unrealized gains (losses) on investments	(0.11)	(0.82)	0.25	(0.57)
Total from Investment Activities	(0.22)	(0.97)	0.09	(0.66)
Distributions:
Net investment income	—	(0.09)	—	—
Net realized gains from investments	—	—	—	—
Tax return of capital	—	—	—	—
Total Distributions	—	(0.09)	—	—
Net Asset Value, End of Period	$8.15	$8.37	$9.43	$9.34
Total Return (excludes contingent deferred sales charge) (c)	(2.63)%	(10.29)%	0.96%	(6.60)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$255	$248	$57	$16
Ratio of net expenses to average net assets (d)	1.85%	2.29%	2.35%	2.35%
Ratio of net investment income to average net assets (d)	(1.41)%	(1.78)%	(1.72)%	(1.51)%
Ratio of gross expenses to average net assets (d) (e)	3.83%	2.62%	2.73%	2.46%
Portfolio turnover (c)	26%	0%	42%	0	%(f)

(a)  The Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Less than 0.50%

See notes to financial statements.

Victory Portfolios II	Consolidated Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Class I Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$8.60	$9.60	$9.41	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.03)	(0.05)	(0.07)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.11)	(0.85)	0.26	(0.55)
Total from Investment Activities	(0.14)	(0.90)	0.19	(0.59)
Distributions:
Net investment income	—	(0.10)	—	—
Net realized gains from investments	—	—	—	—
Tax return of capital	—	—	—	—
Total Distributions	—	(0.10)	—	—
Net Asset Value, End of Period	$8.46	$8.60	$9.60	$9.41
Total Return (c)	(1.63)%	(9.37)%	2.02%	(5.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,830	$6,227	$9,452	$13,844
Ratio of net expenses to average net assets (d)	0.85%	1.29%	1.35%	1.35%
Ratio of net investment income to average net assets (d)	(0.40)%	(0.60)%	(0.72)%	(0.65)%
Ratio of gross expenses to average net assets (d) (e)	1.80%	1.62%	1.73%	1.46%
Portfolio turnover (c)	26%	0%	42%	0	%(f)

(a)  The Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Less than 0.50%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class A Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$11.36	$11.02	$10.36	$10.00
Investment Activities:
Net investment income (loss) (b)	0.02	0.02	(0.09)	(0.05)
Net realized and unrealized gains (losses) on investments	(0.01)	0.36	0.75	0.41	(c)
Total from Investment Activities	0.01	0.38	0.66	0.36
Distributions:
Net investment income	(0.02)	(0.01)	—	—
Net realized gains from investments	(0.46)	(0.03)	—	—
Tax return of capital	—	—	—	—
Total Distributions	(0.48)	(0.04)	—	—
Net Asset Value, End of Period	$10.89	$11.36	$11.02	$10.36
Total Return (excludes sales charge) (d)	0.15%	3.49%	6.37%	3.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,905	$3,039	$3,658	$6,022
Ratio of net expenses to average net assets (e)	1.45%	1.58%	1.60%	1.60%
Ratio of net investment income to average net assets (e)	0.22%	0.16%	(0.86)%	(0.71)%
Ratio of gross expenses to average net assets (e) (f)	1.84%	1.87%	1.76%	2.06%
Portfolio turnover (d)	77%	29%	87%	0	%(g)

(a)  The Victory CEMP Long/Short Strategy Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  The amount of net realized and unrealized gains on investments per share for the period June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Less than 0.50%

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class C Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$11.10	$10.85	$10.27	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.05)	(0.06)	(0.14)	(0.09)
Net realized and unrealized gains (losses) on investments	(0.01)	0.34	0.72	0.36	(c)
Total from Investment Activities	(0.06)	0.28	0.58	0.27
Distributions:
Net investment income	—	—	—	—
Net realized gains from investments	(0.46)	(0.03)	—	—
Tax return of capital	—	—	—	—
Total Distributions	(0.46)	(0.03)	—	—
Net Asset Value, End of Period	$10.58	$11.10	$10.85	$10.27
Total Return (excludes contingent deferred sales charge) (d)	(0.52)%	2.63%	5.65%	2.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$71	$83	$30	$5
Ratio of net expenses to average net assets (e)	2.20%	2.33%	2.35%	2.35%
Ratio of net investment income to average net assets (e)	(0.50)%	(0.59)%	(1.33)%	(1.43)%
Ratio of gross expenses to average net assets (e) (f)	3.15%	2.62%	2.51%	2.81%
Portfolio turnover (d)	77%	29%	87%	0	%(g)

(a)  The Victory CEMP Long/Short Strategy Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  The amount of net realized and unrealized gains on investments per share for the period June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Less than 0.50%
See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class I Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$11.39	$11.07	$10.37	$10.00
Investment Activities:
Net investment income (loss) (b)	0.06	0.05	(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.02)	0.36	0.77	0.40	(c)
Total from Investment Activities	0.04	0.41	0.70	0.37
Distributions:
Net investment income	(0.05)	(0.06)	—	—
Net realized gains from investments	(0.46)	(0.03)	—	—
Tax return of capital	—	—	—	—
Total Distributions	(0.51)	(0.09)	—	—
Net Asset Value, End of Period	$10.92	$11.39	$11.07	$10.37
Total Return (d)	0.44%	3.77%	6.75%	3.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,461	$12,380	$22,310	$4,650
Ratio of net expenses to average net assets (e)	1.20%	1.33%	1.35%	1.35%
Ratio of net investment income to average net assets (e)	0.52%	0.41%	(0.61)%	(0.48)%
Ratio of gross expenses to average net assets (e) (f)	1.72%	1.62%	1.51%	1.81%
Portfolio turnover (d)	77%	29%	87%	0	%(g)

(a)  The Victory CEMP Long/Short Strategy Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  The amount of net realized and unrealized gains on investments per share for the period June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Less than 0.50%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class A Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$9.41	$9.84	$9.78	$10.00
Investment Activities:
Net investment income (loss) (b)	0.26	0.22	0.11	(0.01)
Net realized and unrealized gains (losses) on investments	(0.02)	(0.38)	— (c)	(0.21)
Total from Investment Activities	0.24	(0.16)	0.11	(0.22)
Distributions:
Net investment income	(0.21)	(0.21)	(0.05)	—
Net realized gains from investments	(0.23)	(0.06)	—	—
Tax return of capital	—	—	—	—
Total Distributions	(0.44)	(0.27)	(0.05)	—
Net Asset Value, End of Period	$9.21	$9.41	$9.84	$9.78
Total Return (excludes sales charge) (d)	2.54%	(1.62)%	1.15%	(2.20)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$29,649	$31,313	$28,924	$11,648
Ratio of net expenses to average net assets (e)	0.90%	1.13%	1.15%	1.15%
Ratio of net investment income to average net assets (e)	2.72%	2.23%	1.09%	(0.23)%
Ratio of gross expenses to average net assets (e) (f)	1.06%	1.27%	1.25%	1.35%
Portfolio turnover (d)	92%	135%	190%	0	%(g)

(a)  The Victory CEMP Market Neutral Income Fund Class A commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less thank $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Less than 0.50%

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class C Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$9.36	$9.74	$9.74	$10.00
Investment Activities:
Net investment income (loss) (b)	0.19	0.14	0.01	(0.06)
Net realized and unrealized gains (losses) on investments	(0.02)	(0.38)	0.02	(0.20)
Total from Investment Activities	0.17	(0.24)	0.03	(0.26)
Distributions:
Net investment income	(0.15)	(0.08)	(0.03)	—
Net realized gains from investments	(0.23)	(0.06)	—	—
Tax return of capital	—	—	—	—
Total Distributions	(0.38)	(0.14)	(0.03)	—
Net Asset Value, End of Period	$9.15	$9.36	$9.74	$9.74
Total Return (excludes contingent deferred sales charge) (c)	1.75%	(2.42)%	0.34%	(2.60)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$518	$385	$267	$137
Ratio of net expenses to average net assets (d)	1.65%	2.02%	2.00%	2.10%
Ratio of net investment income to average net assets (d)	2.00%	1.88%	1.90%	1.90%
Ratio of gross expenses to average net assets (d) (e)	2.48%	1.29%	(0.04)%	(1.13)%
Portfolio turnover (c)	92%	135%	190%	0	%(f)

(a)  The Victory CEMP Market Neutral Income Fund Class C commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Less than 0.50%

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class I Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$9.44	$9.89	$9.81	$10.00
Investment Activities:
Net investment income (loss) (b)	0.30	0.23	0.10	—
Net realized and unrealized gains (losses) on investments	(0.04)	(0.37)	0.04	(0.19)
Total from Investment Activities	0.26	(0.14)	0.14	(0.19)
Distributions:
Net investment income	(0.23)	(0.25)	(0.06)	—
Net realized gains from investments	(0.23)	(0.06)	—	—
Tax return of capital	—	—	—	—
Total Distributions	(0.46)	(0.31)	(0.06)	—
Net Asset Value, End of Period	$9.24	$9.44	$9.89	$9.81
Total Return (d)	2.77%	(1.41)%	1.44%	(1.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$43,866	$25,310	$33,773	$9,095
Ratio of net expenses to average net assets (e)	0.65%	1.02%	1.00%	1.10%
Ratio of net investment income to average net assets (e)	3.16%	0.88%	0.90%	0.90%
Ratio of gross expenses to average net assets (e) (f)	1.05%	2.25%	0.87%	(0.20)%
Portfolio turnover (d)	92%	135%	190%	0	%(g)

(a)  The Victory CEMP Market Neutral Income Fund Class I commenced operations on November 19, 2012.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Less than 0.50%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Multi-Asset Balanced Fund
	Class A Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015		For the Seven Months Period Ended June 30, 2014	Year Ended November 30, 2013(a)	Year Ended November 30, 2012(a)	Year Ended November 30, 2011(a)
Net Asset Value, Beginning of Period	$12.02	$12.45		$12.70	$12.36	$12.18	$12.64
Investment Activities:
Net investment income	0.20 (b)	0.36	(b)	0.14 (b)	0.04 (b)	0.01 (b)	0.12
Net realized and unrealized gains (losses) on investments	(0.41)	(0.40)		0.45	0.84	0.24	0.07 (c)
Total from Investment Activities	(0.21)	(0.04)		0.59	0.88	0.25	0.19
Distributions:
Net investment income	(0.12)	(0.25)		—	(0.16)	—	(0.10)
Net realized gains from investments	(0.95)	(0.14)		(0.84)	(0.38)	(0.07)	(0.55)
Tax return of capital	—	—		—	—	—	—
Total Distributions	(1.07)	(0.39)		(0.84)	(0.54)	(0.07)	(0.65)
Net Asset Value, End of Period	$10.74	$12.02		$12.45	$12.70	$12.36	$12.18
Total Return (excludes sales charge) (e)	(1.63)%	(0.29	)%(f)	5.10%	7.36%	2.03%	1.40%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$12,248	$20,441		$82,534	$77,160	$87,255	$75,842
Ratio of net expenses to average net assets (g) (h)	0.50%	0.50%		0.50%	0.92%	1.15%	1.15%
Ratio of net investment income to average net assets (g) (h)	1.77%	2.91%		1.93%	0.29%	0.06%	0.68%
Ratio of gross expenses to average net assets (g) (h) (i)	0.85%	0.50%		0.49%	1.08%	1.13%	1.22%
Portfolio turnover (e)	30%	22%		12%	111%	58%	235%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Realized and unrealized gains per share does not correlate to the aggregate of the realized and unrealized gains in the Consolidated Statement of Operations for the year ended November 30, 2011, primarily due to the timing if sales and repurchases of fund shares in relation to fluctuating market values for the Fund's portfolio.

(d)  Less than $ .01 per share.

(e)  Not annualized for periods less than one year.

(f)  Had the Adviser not reimbursed the trade error, total return would have been (0.45)%.

(g)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(h)  Annualized for periods less than one year.

(i)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Multi-Asset Balanced Fund
	Class C Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015		For the Seven Months Period Ended June 30, 2014	Year Ended November 30, 2013(a)		Year Ended November 30, 2012(a)		Year Ended November 30, 2011(a)
Net Asset Value, Beginning of Period	$11.76	$12.18		$12.50	$12.13		$12.05		$12.58
Investment Activities:
Net investment income (loss)	0.11 (b)	0.20	(b)	0.09 (b)	(0.05	)(b)	(0.09	)(b)	0.04
Net realized and unrealized gains (losses) on investments	(0.41)	(0.33)		0.43	0.83		0.24		0.06 (c)
Total from Investment Activities	(0.30)	(0.13)		0.52	0.78		0.15		0.10
Distributions:
Net investment income	(0.02)	(0.15)		—	(0.03)		—		(0.08)
Net realized gains from investments	(0.95)	(0.14)		(0.84)	(0.38)		(0.07)		(0.55)
Tax return of capital	—	—		—	—		—		—
Total Distributions	(0.97)	(0.29)		(0.84)	(0.41)		(0.07)		(0.63)
Net Asset Value, End of Period	$10.49	$11.76		$12.18	$12.50		$12.13		$12.05
Total Return (excludes contingent deferred sales charge) (e)	(2.47)%	(1.01	)%(f)	4.59%	6.64%		1.22%		0.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$8,662	$11,977		$14,559	$16,455		$24,847		$21,383
Ratio of net expenses to average net assets (g) (h)	1.25%	1.25%		1.25%	1.67%		1.90%		1.90%
Ratio of net investment income to average net assets (g) (h)	1.01%	1.67%		1.33%	(0.46)%		(0.69)%		(0.06)%
Ratio of gross expenses to average net assets (g) (h) (i)	1.74%	1.25%		1.24%	1.83%		1.88%		1.97%
Portfolio turnover (e)	30%	22%		12%	111%		58%		235%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Realized and unrealized gains per share does not correlate to the aggregate of the realized and unrealized gains in the Consolidated Statement of Operations for the year ended November 30, 2011, primarily due to the timing if sales and repurchases of fund shares in relation to fluctuating market values for the Fund's portfolio.

(d)  Less than $ .01 per share.

(e)  Not annualized for periods less than one year.

(f)  Had the Adviser not reimbursed the trade error, total return would have been (0.45)%.

(g)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(h)  Annualized for periods less than one year.

(i)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Global High Dividend Defensive Fund
	Class A Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015		For the Seven Months Period Ended June 30, 2014	Year Ended November 30, 2013(a)	Year Ended November 30, 2012(a)		Year Ended November 30, 2011(a)
Net Asset Value, Beginning of Period	$11.82	$12.54		$13.97	$11.66	$11.98		$12.80
Investment Activities:
Net investment income (loss)	0.20 (b)	0.41	(b)	0.26 (b)	0.08 (b)	(0.03	)(b)	0.10
Net realized and unrealized gains (losses) on investments	(0.34)	(0.41)		0.61	2.23	(0.29)		(0.04)
Total from Investment Activities	(0.14)	—		0.87	2.31	(0.32)		0.06
Distributions:
Net investment income	(0.10)	(0.28)		(0.35)	—	—		(0.10)
Net realized gains from investments	(2.54)	(0.44)		(1.95)	—	—		(0.78)
Tax return of capital	—	—		—	—	—		—
Total Distributions	(2.64)	(0.72)		(2.30)	—	—		(0.88)
Paid in capital from redemption fees	—	—		—	—	—	(c)	— (c)
Net Asset Value, End of Period	$9.04	$11.82		$12.54	$13.97	$11.66		$11.98
Total Return (excludes sales charge) (e)	(0.33)%	0.22	%(e)	7.82%	19.81%	2.67	%(f)	0.08%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,561	$6,022		$44,095	$46,693	$48,959		$54,198
Ratio of net expenses to average net assets (g) (h)	0.50%	0.50%		0.50%	1.09%	1.45%		1.45%
Ratio of net investment income to average net assets (g) (h)	1.96%	3.39%		3.69%	0.58%	(0.22)%		0.26%
Ratio of gross expenses to average net assets (g) (h) (i)	1.17%	0.54%		0.56%	1.09%	1.51%		1.68%
Portfolio turnover (d)	120%	32%		4%	151%	108%		341%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Paid in capital from redemption fees

(d)  Not annualized for periods less than one year.

(e)  Had the Advisor not reimbursed the trade error, total return would have been (0.20)%.

(f)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequntly, the net asset value for financial reporting purposes and the returns based upon those net inet asset values may differ from the net asset values and returns for shareholder transactions.

(g)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(h)  Annualized for periods less than one year.

(i)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Global High Dividend Defensive Fund
	Class C Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015		For the Seven Months Period Ended June 30, 2014	Year Ended November 30, 2013(a)		Year Ended November 30, 2012(a)		Year Ended November 30, 2011(a)
Net Asset Value, Beginning of Period	$11.43	$12.15		$13.55	$11.40		$11.80		$12.65
Investment Activities:
Net investment income (loss)	0.11 (b)	0.20	(b)	0.19 (b)	(0.02	)(b)	(0.11	)(b)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.32)	(0.29)		0.61	2.17		(0.29)		(0.02)
Total from Investment Activities	(0.21)	(0.09)		0.80	2.15		(0.40)		(0.04)
Distributions:
Net investment income	— (c)	(0.19)		(0.25)	—		—		(0.03)
Net realized gains from investments	(2.54)	(0.44)		(1.95)	—		—		(0.78)
Tax return of capital	—	—		—	—		—		—
Total Distributions	(2.54)	(0.63)		(2.20)	—		—		(0.81)
Net Asset Value, End of Period	$8.68	$11.43		$12.15	$13.55		$11.40		$11.80
Total Return (excludes contingent deferred sales charge) (d)	(1.05)%	(0.58	)%(e)	7.36%	18.86%		(3.39	)%(f)	(0.71)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,566	$4,934		$6,913	$5,787		$7,480		$7,432
Ratio of net expenses to average net assets (g) (h)	1.25%	1.25%		1.25%	1.84%		2.20%		2.20%
Ratio of net investment income to average net assets (g) (h)	1.19%	1.75%		2.94%	(0.16)%		(0.97)%		(0.34)%
Ratio of gross expenses to average net assets (g) (h) (i)	1.93%	1.29%		1.31%	1.84%		2.26%		2.43%
Portfolio turnover (d)	120%	32%		4%	151%		108%		341%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Rounds to less than $0.01 per share.

(d)  Paid in capital from redemption fees

(e)  Not annualized for periods less than one year.

(f)  Had the Advisor not reimbursed the trade error, total return would have been (0.20)%.

(g)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net inet asset values may differ from the net asset values and returns for shareholder transactions.

(h)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(i)  Annualized for periods less than one year.

(j)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Alternative Strategies Fund
	Class A Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	For the Seven Months Ended June 30, 2014	Year Ended November 30, 2013(a)		Year Ended November 30, 2012(a)		Year Ended November 30, 2011(a)
Net Asset Value, Beginning of Period	$10.14	$10.58	$10.07	$9.69		$10.28		$10.37
Investment Activities:
Net investment income (loss)	0.20 (b)	0.27 (b)	0.06 (b)	(0.02	)(b)	(0.07	)(b)	(0.01)
Net realized and unrealized gains (losses) on investments	(0.37)	(0.47)	0.45	0.40		(0.52)		0.03 (c)
Total from Investment Activities	(0.17)	(0.20)	0.51	0.38		(0.59)		0.02
Distributions:
Net investment income	(0.22)	(0.24)	—	—		—		—
Net realized gains from investments	—	—	—	—		—		—
Tax return of capital	—	—	—	—		—		(0.11)
Total Distributions	(0.22)	(0.24)	—	—		—		(0.11)
Paid in capital from redemption fees	—	—	—	—		—	(d)	— (d)
Net Asset Value, End of Period	$9.75	$10.14	$10.58	$10.07		$9.69		$10.28
Total Return (excludes sales charge) (e)	(1.59)%	(1.88)%	5.06%	3.92%		(5.74)%		0.17%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$15,186	$32,275	$51,003	$59,079		$118,926		$187,460
Ratio of net expenses to average net assets (f) (g)	0.50%	0.50%	0.50%	1.19%		1.41%		1.45%
Ratio of net investment income to average net assets (f) (g)	2.01%	2.64%	1.03%	(0.25)%		(0.71)%		(0.10)%
Ratio of gross expenses to average net assets (f) (g) (h)	0.86%	0.56%	0.59%	1.19%		1.37%		1.45%
Portfolio turnover (e)	43%	11%	49%	153%		137%		278%

(a)  The period does not include the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Net realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gains in the Consolidated Statements of Operations for the year ended November 30, 2011, primarily due to the timing of sales and repurchases of Fund's shares in relation to fluctuating market values for the Fund's portfolio.

(d)  Less than $0.01 per share.

(e)  Not annualized for periods less than one year.

(f)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(g)  Annualized for periods less than one year.

(h)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Alternative Strategies Fund
	Class C Shares
	Year Ended June 30, 2016	Year Ended June 30, 2015	For the Seven Months Ended June 30, 2014	Year Ended November 30, 2013(a)		Year Ended November 30, 2012(a)		Year Ended November 30, 2011(a)
Net Asset Value, Beginning of Period	$9.85	$10.27	$9.82	$9.51		$10.17		$10.29
Investment Activities:
Net investment income (loss)	0.11 (b)	0.18 (b)	0.02 (b)	(0.09	)(b)	(0.15	)(b)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.35)	(0.45)	0.43	0.40		(0.51)		(0.02)
Total from Investment Activities	(0.24)	(0.27)	0.45	0.31		(0.66)		(0.06)
Distributions:
Net investment income	(0.13)	(0.15)	—	—		—		—
Net realized gains from investments	—	—	—	—		—		—
Tax return of capital	—	—	—	—		—		(0.06)
Total Distributions	(0.13)	(0.15)	—	—		—		(0.06)
Paid in capital from redemption fees	—	—	—	—		—	(c)	— (c)
Net Asset Value, End of Period	$9.48	$9.85	$10.27	$9.82		$9.51		$10.17
Total Return (excludes contingent deferred sales charge) (d)	(2.35)%	(2.65)%	4.58%	3.26%		(6.49)%		(0.61)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,547	$6,778	$9,581	$12,918		$24,340		$23,893
Ratio of net expenses to average net assets (e) (f)	1.25%	1.25%	1.25%	1.94%		2.16%		2.20%
Ratio of net investment income to average net assets (e) (f)	1.22%	1.81%	0.31%	(1.00)%		(1.46)%		(1.05)%
Ratio of gross expenses to average net assets (e) (f) (g)	1.82%	1.31%	1.34%	1.94%		2.12%		2.20%
Portfolio turnover (d)	43%	11%	49%	153%		137%		278%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such see reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements June 30, 2016

1.  Organization:

Victory Portfolios II (formerly Compass EMP Funds Trust) (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 24 funds, 11 of which are exchange traded funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following funds (collectively, the "Funds" and individually, a "Fund").

Funds	Former Fund Names	Investment Objectives
Victory CEMP US 500 Volatility Wtd Index Fund*	Compass EMP U.S. 500 Volatility Weighted Fund	Track performance of the CEMP US Large Cap 500 Volatility Weighted Index before expenses.
Victory CEMP US Small Cap Volatility Wtd Index Fund*	Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	Track performance of the CEMP US Small Cap 500 Volatility Weighted Index before expenses.
Victory CEMP International Volatility Wtd Index Fund*	Compass EMP International 500 Volatility Weighted Fund	Track performance of the CEMP International 500 Volatility Weighted Index before expenses.
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund*	Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	Track performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund*	N/A	The Fund seeks to provide investment results that track the performance of the CEMP US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.
Victory CEMP International Enhanced Volatility Wtd Index Fund*	Compass EMP International 500 Enhanced Volatility Weighted Fund	Track performance of the CEMP International 500 Long/Cash Volatility Weighted Index before expenses.
Victory CEMP Commodity Volatility Wtd Index Strategy Fund*	Compass EMP Commodity Strategies Volatility Weighted Fund	Track performance of the CEMP Commodity Volatility Weighted Index before expenses.
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund*	Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	Track performance of the CEMP Commodity Long/Cash Volatility Weighted Index before expenses.
Victory CEMP Long/Short Strategy Fund*	Compass EMP Long/Short Strategies Fund	Seeks capital appreciation.
Victory CEMP Market Neutral Income Fund*	Compass EMP Market Neutral Income Fund	Seeks to achieve high income while maintaining a low correlation to the fluctuations of the equity and bond markets.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
Funds	Former Fund Names	Investment Objectives
Victory CEMP Multi-Asset Balanced Fund ("Balanced	Compass EMP Multi-Asset Balanced Fund	Moderate asset allocation fund offering exposure to
Fund")*		multiple asset classes
(growth and income) within one mutual fund.
Victory CEMP Global High Dividend Defensive Fund ("Global High Dividend Defensive Fund")**	Compass EMP Multi-Asset Growth Fund	Long term capital appreciation.
Victory CEMP Multi-Asset Growth Fund*
Victory CEMP Alternative Strategies Fund ("Alternative Fund")*	Compass EMP Alternative Strategies Fund	Long term capital appreciation.

*  Name changes were effective on November 9, 2015.

**  Name changes were effective on July 12, 2016.

The Balanced Fund, Global High Dividend Defensive Fund and Alternative Fund are each structured as a "fund of funds," meaning each seeks to achieve its investment objective by investing primarily in a combination of exchange traded funds and mutual funds managed by Victory Capital Management, Inc. ("VCM" or "Adviser") (the "Underlying Funds"). Each Fund may invest in both actively managed and passively managed Underlying Funds. The Balanced Fund, Global High Dividend Defensive Fund and Alternative Fund each invest according to the investment objectives and strategies described in its Prospectus.

Each Fund currently offers Class A, Class C and Class I shares with the exception of the Balanced Fund, Growth Fund, and Alternative Fund which offer Class A and Class C shares. Victory CEMP US 500 Volatility Wtd Index Fund offers class R6. On October 12, 2015, Class T Shares were exchanged into Class A. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The financial statements of the Victory CEMP Commodity Volatility Wtd Index Strategy Fund and Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund (the "Commodity Funds") are consolidated and include the accounts of CEMPCSVWF Fund Ltd. and CEMPCLSSF Fund Ltd., respectively, each a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiaries"), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries' derivatives positions. The Commodity Funds wholly own and control the Subsidiaries, and the Commodity Funds and Subsidiaries are both managed by the Adviser. The Commodity Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order for the Commodity Funds to indirectly invest in certain investments that are consistent with their respective investment objectives and policies. Significant intercompany accounts and transactions have been eliminated in consolidation for the Commodity Funds. The accompanying financial statements reflect the financial positions of the Commodity Funds and the results of operations on a consolidated basis with the Subsidiaries. References to the financial statements and Schedules of Portfolio Investments include those consolidated and on an individual basis, as the context requires.

For tax purposes, the Subsidiaries are exempted Cayman investment companies. The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations ("CFCs") and as such are not subject to U.S. income tax. However, as wholly-owned CFCs, the Subsidiaries' net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds' taxable income.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Equity securities, rights, exchange-traded funds, and options listed or traded on securities exchanges or the NASDAQ National Market System are valued at the official closing price if available, or the last sales price, on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then the security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy based upon the inputs used to value the underlying investments.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by and under the general supervision of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Victory CEMP International Volatility Wtd Index Fund and Victory CEMP International Enhanced Volatility Wtd Index Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of June 30, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP US 500 Volatility Wtd Index Fund
Common Stocks	$14,796,240		$—	$—	$—	$—	$—	$14,796,240	$—
Cash Equivalents	130,351		—	—	—	—	—	130,351	—
Collateral for Securities Loaned	304,931		—	—	—	—	—	304,931	—
Futures Contracts	—		3,324	—	—	—	—	—	3,324
Total	15,231,522		3,324	—	—	—	—	15,231,522	3,324
Victory CEMP US Small Cap 500 Volatility Wtd Index Fund
Common Stocks	5,147,952		—	—	—	—	—	5,147,952	—
Cash Equivalents	153,592		—	—	—	—	—	153,592	—
Collateral for Securities Loaned	80,594		—	—	—	—	—	80,594	—
Futures Contracts	—		(7,248)	—	—	—	—	—	(7,248)
Total	5,382,138		(7,248)	—	—	—	—	5,382,138	(7,248)
Victory CEMP International Volatility Wtd Index Fund
Common Stocks	526,096	(a)	—	3,309,306	—	482	—	3,835,884	—
Rights	162	(a)	—	—	—	—	—	162	—
Cash Equivalents	70,911		—	—	—	—	—	70,911	—
Collateral for Securities Loaned	72,626		—	—	—	—	—	72,626	—
Futures Contracts	—		(2,339)	—	—	—	—	—	(2,339)
Total	669,795		(2,339)	3,309,306	—	482	—	3,979,583	(2,339)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$163,033,649		$—	$—	$—	$—	$—	$163,033,649	$—
Collateral for Securities Loaned	7,920,881		—	—	—	—	—	7,920,881	—
Futures Contracts	—		9,538	—	—	—	—	—	9,538
Total	170,954,530		9,538	—	—	—	—	170,954,530	9,538
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund
Common Stocks	10,759,185		—	—	—	—	—	10,759,185	—
Cash Equivalents	505,136		—	—	—	—	—	505,136	—
Total	11,264,321		—	—	—	—	—	11,264,321	—
Victory CEMP International Enhanced Volatility Wtd Index Fund
Common Stocks	3,123,100	(a)	—	19,760,330	—	1,797	—	22,885,227	—
Rights	1,001		—	—	—	—	—	1,001	—
Cash Equivalents	113,466		—	—	—	—	—	113,466	—
Collateral for Securities Loaned	623,146		—	—	—	—	—	623,146	—
Futures Contracts	—		(11,157)	—	—	—	—	—	(11,157)
Total	3,860,713		(11,157)	19,760,330	—	1,797	—	23,622,840	(11,157)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
U.S. Treasury Obligations	—		—	3,692,536	—	—	—	3,692,536	—
Cash Equivalents	2,607,048		—	—	—	—	—	2,607,048	—
Futures Contracts	—		(24,754)	—	—	—	—	—	(24,754)
Total	2,607,048		(24,754)	3,692,536	—	—	—	6,299,584	(24,754)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
U.S. Treasury Obligations	—		—	2,246,033	—	—	—	2,246,033	—
Cash Equivalents	2,530,417		—	—	—	—	—	2,530,417	—
Futures Contracts	—		(1,872)	—	—	—	—	—	(1,872)
Total	2,530,417		(1,872)	2,246,033	—	—	—	4,776,450	(1,872)

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP Long/Short Strategy Fund
Common Stocks	$11,680,318		$—	$—	$—	$—	$—	$11,680,318	$—
Cash Equivalents	476,227		—	—	—	—	—	476,227	—
Collateral for Securities Loaned	170,729		—	—	—	—	—	170,729	—
Futures Contracts	—		42,231	—	—	—	—	—	42,231
Total	12,327,274		42,231	—	—	—	—	12,327,274	42,231
Victory CEMP Market Neutral Income Fund
Common Stocks	38,152,440	(a)	—	28,641,074	—	—	—	66,793,514	—
Rights	3,248		—	—	—	—	—	3,248	—
Purchased Options	—		—	144,835	—	—	—	144,835	—
Cash Equivalents	502,044		—	—	—	—	—	502,044	—
Collateral for Securities Loaned	3,682,342		—	—	—	—	—	3,682,342	—
Written Options	—		—	—	(183,750)	—	—	—	(183,750)
Futures Contracts	—		1,080,985	—	—	—	—	—	1,080,985
Total	42,340,074		1,080,985	28,785,909	(183,750)	—	—	71,125,983	897,235
Balanced Fund
Affiliated Exchange- Traded Funds	5,123,093		—	—	—	—	—	5,123,093	—
Affiliated Mutual Funds	15,270,049		—	—	—	—	—	15,270,049	—
Cash Equivalents	523,567		—	—	—	—	—	523,567	—
Total	20,916,709		—	—	—	—	—	20,916,709	—
Global High Dividend Defensive Fund
Affiliated Exchange- Traded Funds	8,413,225		—	—	—	—	—	8,413,225	—
Affiliated Mutual Funds	465,126		—	—	—	—	—	465,126	—
Cash Equivalents	233,136		—	—	—	—	—	233,136	—
Total	9,111,487		—	—	—	—	—	9,111,487	—

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Alternative Fund
Affiliated Mutual Funds	$19,486,277	$—	$—	$—	$—	$—	$19,486,277	$—
Cash Equivalents	292,180	—	—	—	—	—	292,180	—
Total	19,778,457	—	—	—	—	—	19,778,457	—

^  Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts and written options. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  Consists of holdings: All securities traded on U.S. securities exchanges (including ADRs) and all securities listed under Canada.

Significant transfers occurred between Levels 1 and 2 based on recognition dates of June 30, 2016 and June 30, 2015. The Funds' current policy is to look through to the underlying investments in Investment Companies to determine the ASC 820 Level. The Funds have changed their policy for determining ASC 820 level for Investment Companies to consider securities priced at NAV to be a Level 1. On June 30, 2016, all international securities, except as noted above, were fair valued and are listed as Level 2 investments.

	Transfer from Level 2 to Level 1	Transfer from Level 1 to Level 2
Victory CEMP International Volatility Wtd Index Fund
Common Stocks	$—	$2,581,838
Victory CEMP International Enhanced Volatility Wtd Index Fund
Common Stocks	—	15,363,039
Victory CEMP Market Neutral Income Fund
Common Stocks	3,000,312	1,740,776

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The valuation techniques used for Level 3 investments are not presented due to the immaterial amounts of the holdings.

	Victory CEMP International Volatility Wtd Index Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund
	Common Stocks	Common Stocks
Balance as of June 30, 2015	$—	$—
Accrued discount/ premium	—	—
Realized Gain/(Loss)	—	—
Change in Unrealized Appreciation/ Depreciation	—	—
Purchases	—	—
Sales Proceeds	—	—
Transfer into Level 3	482	1,797
Transfer out of Level 3	—	—
Balance as of June 30, 2016	$482	$1,797

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Exchange-Traded Funds:

Each Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

Each Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Trustees of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

Each Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contract (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign currency exchange contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2016, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, foreign currency or an index and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specific securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or purchase the underlying futures

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

contracts, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated matter. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's future positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Offsetting of Financial Assets and Derivatives Assets

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. The table below, as of June 30, 2016, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
Victory CEMP US 500 Volatility Wtd Index Fund
Futures
Goldman Sachs & Co.	$2,707	$—	$2,707	$—	$2,707
Victory CEMP US Small Cap Volatility Wtd Index Fund
Futures
Goldman Sachs & Co.	$3,660	$—	$3,660	$—	$3,660
Victory CEMP International Volatility Wtd Index Fund
Futures
Goldman Sachs & Co.	$1,621	$—	$1,621	$—	$1,621
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Futures
Goldman Sachs & Co.	$11,304	$—	$11,304	$—	$11,304

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Received	Net Amount
Victory CEMP International Enhanced Volatility Wtd Index Fund
Futures
Goldman Sachs & Co.	$3,540	$—	$3,540	$—	$3,540
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Futures
Goldman Sachs & Co.	$132,292	$(76,369)	$55,923	$—	$55,923
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Futures
Goldman Sachs & Co.	$101,621	$(57,254)	$44,367	$—	$44,367
Victory CEMP Market Neutral
Income Fund	$227,850	$(227,850)	$—	$—	$—
Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Collateral Pledged	Net Amount
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Futures
Goldman Sachs & Co.	$76,369	$(76,369)	$—	$—	$—
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Futures
Goldman Sachs & Co.	$57,254	$(57,254)	$—	$—	$—
Victory CEMP Long/Short Strategy Fund
Futures
Goldman Sachs & Co.	$52,650	$—	$52,650	$(52,650)	$—
Victory CEMP Market Neutral Income Fund
Futures
Goldman Sachs & Co.	$1,179,990	$(227,850)	$952,140	$(952,140)	$—

Options Transactions:

Each Fund may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When the Fund writes a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded.

The Fund had the following transactions in written put and purchased call options during the year ended June 30, 2016:

	Victory CEMP Market Neutral Income Fund
Written Options	Number of Contracts	Premiums Received
Options outstanding, beginning of year	204	$267,745
Options written	3,099	4,952,215
Options exercised	(130)	(305,500)
Options expired	(543)	(829,807)
Options closed	(2,380)	(3,569,880)
Options outstanding, end of year	250	$514,773
	Victory CEMP Market Neutral Income Fund
Purchased Options	Number of Contracts	Cost
Options outstanding, beginning of year	36	$11,250
Options purchased	539	130,778
Options expired	(369)	(39,068)
Options sold	(123)	(34,202)
Options outstanding, end of year	83	$68,758

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016.

	Asset Location	Liability Location
Risk Exposure	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Futures contracts
Equity Risk
Victory CEMP US 500 Volatility Wtd Index Fund	$3,324	$—
Victory CEMP US Small Cap Volatility Wtd Index Fund	—	7,248
Victory CEMP International Volatility Wtd Index Fund	—	2,339
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	9,538	—
Victory CEMP International Enhanced Volatility Wtd Index Fund	—	11,157
Victory CEMP Long/Short Strategy Fund	42,231	—
Victory CEMP Market Neutral Income Fund	1,518,841	437,856

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
	Asset Location	Liability Location
Risk Exposure	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Commodity Risk
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	—	24,754
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	—	1,872
Written Options, at Value
Written Options
Victory CEMP Market Neutral Income Fund	$183,750
Investments, at Value
Purchased Options
Victory CEMP Market Neutral Income Fund	$144,835

*  Includes cumulative appreciation/(depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended year ended June 30, 2016.

Risk Exposure	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation from Futures Contracts
Futures contracts
Equity Risk
Victory CEMP US 500 Volatility Wtd Index Fund	$(32,806)	$22,024
Victory CEMP US Small Cap Volatility Wtd Index Fund	(94,516)	(2,647)
Victory CEMP International Volatility Wtd Index Fund	(118,812)	26,441
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	86,061	92,376
Victory CEMP International Enhanced Volatility Wtd Index Fund	(379,012)	71,453
Victory CEMP Long/Short Strategy Fund	(86,710)	(77,919)
Victory CEMP Market Neutral Income	(2,177,251)	(20,754)
Commodity Risk
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	(756,534)	(78,364)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	(255,470)	(26,798)
	Net Realized Gains (Losses) from Written Options	Net Change in Unrealized Appreciation/Depreciation from Written Options
Written Options
Victory CEMP Market Neutral Income Fund	$3,399,860	$688,028

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
	Net Realized Gains (Losses) from Investment Transactions	Net Change in Unrealized Appreciation/Depreciation from Investments and Foreign Currency Translation
Purchased Options
Victory CEMP Market Neutral Income Fund	$(33,514)	$72,027

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. With the exception of the Funds listed below, the notional amount of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets through the period. The associated volume of derivative positions in the Victory CEMP Commodity Volatility Wtd Index Strategy Fund and Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund were 178% and 159%, respectively, based on average notional amounts relative to net assets during the year ended June 30, 2016.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in foreign securities by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates. Distributions of capital gains from Underlying Funds are recorded on the ex-date of such distributions.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank (the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for cash collateral in the amount of a least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, market to market daily. The cash collateral is invested in short-term instruments as noted in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the cash collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Funds' Statements of Operations and is accounted for in the same manner as other dividend and interest income. The securities on loan are disclosed in the Funds' Schedules of Portfolio Investments and the market value of securities on loan is disclosed below. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Prior to November 2, 2015, the Trust was a party to a securities lending arrangement with U.S. Bank National Association ("US Bank"). Under the terms of the agreement, the Funds were authorized to loan securities to certain broker dealers and banks that had securities lending agreements with US Bank. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of securities loaned or at least 105% of the value of foreign securities loaned. The cash collateral was invested during the period in short-term instruments. Securities lending income is disclosed in the Funds' Statements of Operations. Although risk is mitigated by

Victory Portfolios II	Notes to Financial Statements June 30, 2016

the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The agreement provided that the Funds received a guaranteed amount in securities lending revenue annually.

The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under a MSLA as of June 30, 2016:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received	Net Amount Due to Counterparty(a)	Net Amount
Victory CEMP US 500 Volatility Wtd Index Fund	$302,303	$302,303	$—	$2,628	$—
Victory CEMP US Small Cap Volatility Wtd Index Fund	79,891	79,891	—	703	—
Victory CEMP International Volatility Wtd Index Fund	77,473	69,976	7,497	2,650	—
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	7,866,794	7,866,794	—	54,087	—
Victory CEMP International Enhanced Volatility Wtd Index Fund	619,271	603,516	15,755	19,630	—
Victory CEMP Long/Short Strategy Fund	168,574	168,574	—	2,155	—
Victory CEMP Market Neutral Income Fund	3,596,501	3,477,395	119,106	204,947	—

(a)  Net Amount Due to Counterparty represents the excess of any collateral received in excess of the value of the securities on loan, which is cash collateral.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transaction. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gain or loss from foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for each Fund (except Balanced Fund, Global High Dividend Defensive Fund, and Alternative Fund).

Dividends from net investment income, if any, are declared and paid at least annually for the Balanced Fund, Global High Dividend Defensive Fund, and Alternative Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required on the financial statements. The Funds have a tax year end of June 30.

During the year ended November 30, 2012, the Balanced Fund inadvertently failed to distribute to its shareholders its undistributed ordinary taxable income from the year ended November 30, 2011, resulting in the Balanced Fund failing to meet the distribution requirements under Subchapter M of the Internal Revenue Code and causing its status as a RIC to terminate. The Internal Revenue Code contains curative provisions that allowed the Balanced Fund to re-establish its status as a RIC retroactive to the year ended November 30, 2011. In order to qualify for this relief, the Balanced Fund paid to its shareholders a "deficiency dividend" and will need to pay interest and penalties to the Internal Revenue Service. The interest and penalties on the deficiency dividend will not be borne by the Balanced Fund and will be reimbursed by Gemini Fund Services, LLC, the former Administrator. As of June 30, 2016 interest and penalties are estimated to be $224,411.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund in the Trust, or jointly with an affiliated trust are allocated among the respective Funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2016 were as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
Victory CEMP US 500 Volatility Wtd Index Fund	$11,849,309	$29,703,227
Victory CEMP US Small Cap Volatility Wtd Index Fund	5,131,128	16,233,216
Victory CEMP International Volatility Wtd Index Fund	5,022,032	19,427,270
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	85,464,745	130,439,530
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	13,564,089	3,305,927
Victory CEMP International Enhanced Volatility Wtd Index Fund	75,469,502	118,307,430

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$1,750,000	$5,398,359
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	1,250,000	516,705
Victory CEMP Long/Short Strategy Fund	9,522,852	11,758,800
Victory CEMP Market Neutral Income Fund	71,579,808	52,423,440
Balanced Fund	8,885,346	25,597,321
Global High Dividend Defensive Fund	13,134,839	17,897,380
Alternative Fund	12,520,637	31,718,037
	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$499,453	$—
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	499,453	—

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by VCM, a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement (the "Advisory Agreement"), the Adviser is entitled to receive fees based on a percentage of the average daily assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Balanced Fund, Global High Dividend Defensive Fund and Alternative Fund hold other affiliated funds, therefore the Adviser does not receive any direct Investment advisory fees on these three Funds. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
Victory CEMP US 500 Volatility Wtd Index Fund	0.70%
Victory CEMP US Small Cap Volatility Wtd Index Fund	0.70%
Victory CEMP International Volatility Wtd Index Fund	0.80%
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	0.70%
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	0.70%
Victory CEMP International Enhanced Volatility Wtd Index Fund	0.80%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	0.80%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	0.80%
Victory CEMP Long/Short Strategy Fund	1.15%
Victory CEMP Market Neutral Income Fund	0.60%

Effective November 2, 2015, VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust, Victory Portfolios Trust and Variable Insurance Funds (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets above $12 billion of the Trusts.

Prior to November 2, 2015 (November 9, 2015 for transfer agent), Gemini Fund Services, LLC ("GFS") served as the Funds' administrator, fund accountant, and transfer agent. Under an Investment Company Services Agreement (the "Services Agreement'), GFS was paid for its services

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

based on the average daily net assets of the Trust. GFS also received other transaction-based charges from the Trust and was reimbursed for all reasonable out-of pocket expenses incurred in providing these services.

Effective November 9, 2015, FIS Investor Services, LLC ("FIS"), (formerly, SunGard Investor Services LLC) serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Fees paid to GFS, FIS and other intermediaries or financial institutions for these services for the year ended June 30, 2016 are reflected on the Statements of Operations as Transfer Agent fees.

EJV Financial Services LLC serves as the Trusts' Chief Compliance Officer ("CCO"). Under the terms of the agreement, the Funds within the Trusts pay EJV Financial Services LLC $220 thousand annually for CCO consulting services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Prior to November 2, 2015 Northern Lights Distributors, LLC served as distributor.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of the average daily net assets for Class A and Class C Shares of each of the respective Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A or Class C Shares of the Funds. For the year ended June 30, 2016, the Funds paid affiliates of the Adviser or the Funds $1,180 under the Distribution and Service Plan. As a "reimbursement plan", any distribution and service fees collected by the Distributor that remain unused are reimbursed to the Funds, and are reflected on the Statements of Assets and Liabilities as Receivable from Distributor.

In addition, the Distributor is entitled to receive commission on the sales of Class A Shares. For the year ended June 30, 2016, the Distributor received approximately $48,579 from commissions earned on sales of Class A Shares. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limits for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2016, the expense limits are as follows:

	In Effect Until At Least October 31, 2017
	Class A	Class C	Class I	Class R6
Victory CEMP US 500 Volatility Wtd Index Fund	0.99%	1.74%	0.74%	0.74%
Victory CEMP US Small Cap Volatility Wtd Index Fund	0.99%	1.74%	0.74%	N/A
Victory CEMP International Volatility Wtd Index Fund	1.10%	1.85%	0.85%	N/A
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%	N/A
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%	N/A
Victory CEMP International Enhanced Volatility Wtd Index Fund	1.10%	1.85%	0.85%	N/A
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	1.10%	1.85%	0.85%	N/A

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
	In Effect Until At Least October 31, 2017
	Class A	Class C	Class I	Class R6
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	1.10%	1.85%	0.85%	N/A
Victory CEMP Long/Short Strategy Fund	1.45%	2.20%	1.20%	N/A
Victory CEMP Market Neutral Income Fund	0.90%	1.65%	0.65%	N/A
Balanced Fund	1.51%	2.26%	N/A	N/A
Global High Dividend Defensive Fund	1.73%	2.48%	N/A	N/A
Alternative Fund	1.80%	2.55%	N/A	N/A

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expense of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of June 30, 2016, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the year ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waiver/reimbursed by Adviser".

Fund	Amount Waived or Reimbursed Available to Recoup	Expires June 30,
Victory CEMP US 500 Volatility Wtd Index Fund	$60,111	2017
Victory CEMP US 500 Volatility Wtd Index Fund	97,927	2018
Victory CEMP US 500 Volatility Wtd Index Fund	145,885	2019	(a)
Victory CEMP US Small Cap Volatility Wtd Index Fund	$62,236	2017
Victory CEMP US Small Cap Volatility Wtd Index Fund	65,552	2018
Victory CEMP US Small Cap Volatility Wtd Index Fund	87,476	2019
Victory CEMP International Volatility Wtd Index Fund	$156,294	2017
Victory CEMP International Volatility Wtd Index Fund	177,626	2018
Victory CEMP International Volatility Wtd Index Fund	275,318	2019	(a)
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$113,611	2017
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	351,266	2018
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	619,681	2019	(a)
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	$74,231	2019
Victory CEMP International Enhanced Volatility Wtd Index Fund	$214,072	2017
Victory CEMP International Enhanced Volatility Wtd Index Fund	281,326	2018
Victory CEMP International Enhanced Volatility Wtd Index Fund	401,709	2019	(a)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$49,104	2017
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	47,451	2018
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	80,275	2019	(a)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$59,019	2017
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	33,501	2018
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	65,208	2019	(a)
Victory CEMP Long/Short Strategy Fund	$44,987	2017
Victory CEMP Long/Short Strategy Fund	61,653	2018
Victory CEMP Long/Short Strategy Fund	71,415	2019	(a)
Victory CEMP Market Neutral Income Fund	$43,172	2017
Victory CEMP Market Neutral Income Fund	95,075	2018
Victory CEMP Market Neutral Income Fund	201,142	2019	(a)
Global High Dividend Defensive Fund	$7,117	2017
Global High Dividend Defensive Fund	21,061	2018

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
Fund	Amount Waived or Reimbursed Available to Recoup	Expires June 30,
Alternative Fund	$22,842	2017
Alternative Fund	36,386	2018

(a)  Amounts differ from Expenses waived/reimbursed by Adviser on the Statements of Operations due to the closure of Class T shares, which are no longer available for recoupment.

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived fees for the year ended June 30, 2016:

Balanced Fund	$112,089
Global High Dividend Defensive Fund	69,638
Alternative Fund	115,672

5.  Risks:

An investment in the Funds' Shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' Shares. An investment in the Funds' Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Each Fund may be subject to other risks in addition to these identified risks.

The Victory CEMP International Volatility Wtd Index Fund and Victory CEMP International Enhanced Volatility Wtd Index Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographical composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

6.  Line of Credit:

As of November 2, 2015, the Trust, Victory Portfolios, Victory Variable Insurance Funds and Victory Institutional Funds (collectively, the "Trusts"), participate in a short-term, demand note "Line of Credit" agreement with Citibank N.A. ("Citibank"). Under the agreement with Citibank, the Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the year ended June 30, 2016, Citibank earned approximately $50 thousand for Line of Credit Fees. Each Fund in the Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The June 15, 2016, balance of $3,700,000 was the maximum borrowing during the year. The average loan for the days outstanding and average interest rate for each Fund during the year ended June 30, 2016, were as follows:

Fund	Average Loan	Average Rate
Victory CEMP International Volatility Wtd Index Fund	$1,200,000	1.68%
Victory CEMP International Enhanced Volatility Wtd Index Fund	3,394,000	3.25%
Victory CEMP Market Neutral Income Fund	1,000,000	1.69%
Balanced Fund	1,000,000	1.68%
Alternative Fund	3,700,000	1.69%

As of June 30, 2016, the Funds had no loans outstanding.

Prior to November 2, 2015, the Trust participated in a $15 million secured Revolving Credit Agreement (the "Agreement") with U.S. Bank, National Association ("U.S. Bank"). Under the terms of the Agreement, each Fund could not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowings were used only for temporary or emergency purposes including the financing of redemptions. Interest was charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds collateralized the borrowings with certain outstanding securities the borrowing Funds held at the time of borrowing.

7.  Federal Income Tax Information:

The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

For the year ended June 30, 2016:

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Victory CEMP US 500 Volatility Wtd Index Fund	$241,295	$2,896,115	$3,137,410	$3,137,410
Victory CEMP US Small Cap Volatility Wtd Index Fund	230,846	644,473	875,319	875,319
Victory CEMP International Volatility Wtd Index Fund	107,041	198	107,239	107,239
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	1,949,364	6,732,324	8,681,688	8,681,688
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	50,382	—	50,382	50,382
Victory CEMP International Enhanced Volatility Wtd Index Fund	415,260	—	415,260	415,260
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	—	—	—	—
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	—	—	—	—
Victory CEMP Long/Short Strategy Fund	687,386	45,724	733,110	733,110
Victory CEMP Market Neutral Income Fund	1,727,613	1,604,060	3,331,673	3,331,673

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Balanced Fund	$622,367	$2,130,967	$2,753,334	$2,753,334
Global High Dividend Defensive Fund	516,323	1,988,018	2,504,341	2,504,341
Alternative Fund	619,141	—	619,141	619,141

For the year ended June 30, 2015:

	Ordinary Income	Long-Term Capital Gains	Total
Victory CEMP US 500 Volatility Wtd Index Fund	$1,456,002	$2,500,477	$3,956,479
Victory CEMP US Small Cap Volatility Wtd Index Fund	699,927	754,613	1,454,540
Victory CEMP International Volatility Wtd Index Fund	1,503,506	919,483	2,422,989
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	4,530,652	7,562,282	12,092,934
Victory CEMP International Enhanced Volatility Wtd Index Fund	3,409,955	1,058,085	4,468,040
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	1,456,795	2,059	1,458,854
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	121,605	—	121,605
Victory CEMP Long/Short Strategy Fund	128,698	23,882	152,580
Victory CEMP Market Neutral Income Fund	1,845,581	—	1,845,581
Balanced Fund	3,031,185	123,909	3,155,094
Global High Dividend Defensive Fund	2,376,188	537,928	2,914,116
Alternative Fund	1,233,716	—	1,233,716

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late- Year Losses*	Unrealized Appreciation Depreciation**	Total Accumulated Earnings/ (Deficit)
Victory CEMP US 500 Volatility Wtd Index Fund	$—	$1,139,726	$1,139,726	$—	$—	$2,105,211	$3,244,937
Victory CEMP US Small Cap Volatility Wtd Index Fund	—	—	—	—	(332,156)	474,248	142,092
Victory CEMP International Volatility Wtd Index Fund	44,192	—	44,192	(614,178)	(879,888)	(83,728)	(1,533,602)
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	—	—	—	—	(226,802)	16,918,551	16,691,749
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	97,971	—	97,971	—	—	415,108	513,079

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late- Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
Victory CEMP International Enhanced Volatility Wtd Index Fund	$249,439	$—	$249,439	$(6,479,849)	$(4,420,454)	$(751,960)	$(11,402,824)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	—	—	—	(20,444)	(42,993)	(4,254,888)	(4,318,325)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	—	—	—	(77,315)	(15,377)	(1,336,864)	(1,429,556)
Victory CEMP Long/ Short Strategy Fund	—	—	—	—	(233,299)	1,072,402	839,103
Victory CEMP Market Neutral Income Fund	173,822	—	173,822	—	(4,147,574)	(559,823)	(4,533,575)
Balanced Fund	93,320	—	93,320	(890,622)	—	(643,186)	(1,440,488)
Global High Dividend Defensive Fund	—	—	—	—	(275,283)	164,450	(110,833)
Alternative Fund	61,427	—	61,427	(4,466,009)	(603,389)	(1,307,456)	(6,315,427)

*  Qualified late-year losses are comprised of post-October capital losses incurred after October 31, 2015, and certain late-year ordinary losses. Late-year ordinary losses represent ordinary losses incurred after December 31, 2015 and specified losses incurred after October 31, 2015. These losses are deemed to arise on the first day of the Funds' next taxable year.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended June 30, 2016, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

	Expiration Year
	2019	Total
Alternative Fund	$4,235,649	$4,235,649

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Victory CEMP International Volatility Wtd Index Fund	$614,178	$—	$614,178
Victory CEMP International Enhanced Volatility Wtd Index Fund	3,562,556	2,917,293	6,479,849
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	4,310	16,134	20,444
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	75,880	1,435	77,315
Balanced Fund	—	890,622	890,622
Alternative Fund	—	230,360	230,360

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

As of June 30, 2016 the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Victory CEMP US 500 Volatility Wtd Index Fund	$13,126,311	$2,533,613	$(428,402)	$2,105,211
Victory CEMP US Small Cap Volatility Wtd Index Fund	4,907,890	693,548	(219,300)	474,248
Victory CEMP International Volatility Wtd Index Fund	4,054,949	278,497	(362,225)	(83,728)
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	154,035,979	23,340,052	(6,421,501)	16,918,551
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	10,849,213	570,316	(155,208)	415,108
Victory CEMP International Enhanced Volatility Wtd Index Fund	24,356,047	625,851	(1,377,811)	(751,960)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	10,529,717	8,990	(4,263,878)	(4,254,888)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	6,111,443	6,151	(1,343,015)	(1,336,864)
Victory CEMP Long/Short Strategy Fund	11,254,872	1,545,711	(473,309)	1,072,402
Victory CEMP Market Neutral Income Fund	71,601,850	3,897,449	(4,457,272)	(559,823)
Balanced Fund	21,559,895	343,480	(986,666)	(643,186)
Global High Dividend Defensive Fund	8,947,037	355,095	(190,645)	164,450
Alternative Fund	21,085,913	10,812	(1,318,268)	(1,307,456)

8.  Affiliated Funds:

The term "affiliated company" includes funds which are managed by VCM which are affiliates of the Funds. Transactions during the year ended June 30, 2016 with funds which are affiliates are as follows:

		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ Depreciation	Net Realized Gains (Losses)	Value at June 30, 2016	Dividend Income
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	$—	60,034	$2,241,620	(60,034)	$(2,250,452)	$—	$8,832	$—	$1,264

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ Depreciation	Net Realized Gains (Losses)	Value at June 30, 2016	Dividend Income
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Victory CEMP Ultra Short-Term Fixed Income Fund — Class I	$479,132	—	$—	(47,913)	$(479,132)	$—	$—	$—	$607
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Victory CEMP Ultra Short-Term Fixed Income Fund — Class I	$366,705	—	$—	(36,670)	$(366,705)	$—	$—	$—	$473
Balanced Fund
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund — Class I	$1,193,591	4,324	$33,279	(68,717)	$(540,637)	$44,058	$(100,909)	$629,382	$—
Victory CEMP Commodity Strategies Volatility Wtd Index Fund — Class I	1,192,910	6,695	40,690	(81,848)	(510,269)	137,979	(232,109)	629,201	—
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	43,725	17,609	520,018	(4,585)	(139,631)	(7,953)	(3,049)	413,110	5,647

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ Depreciation	Net Realized Gains (Losses)	Value at June 30, 2016	Dividend Income
Victory CEMP Emerging Market Volatility Weighted Index Fund ETF	$—	31,290	$780,685	(1,402)	$(35,545)	$15,841	$565	$761,546	$3,128
Victory CEMP Emerging Market Volatility Wtd Index Fund — Class I	1,087,310	8,452	72,777	(118,386)	(1,004,182)	1,770	(157,675)	—	7,674
Victory CEMP Enhanced Fixed Income Fund — Class I	3,801,024	—	—	(384,716)	(3,793,816)	(30,776)	23,568	—	—
Victory CEMP International Enhanced Volatility Wtd Index Fund — Class I	4,336,451	5,790	59,240	(228,169)	(2,236,057)	(283,953)	(360,298)	1,515,383	33,710
Victory CEMP International High Div Volatility Wtd Index ETF	—	12,504	384,545	(3,148)	(101,319)	2,289	1,995	287,510	6,426
Victory CEMP International Volatility Wtd Index ETF	—	17,556	548,158	(4,691)	(154,947)	14,441	5,186	412,838	5,875
Victory CEMP International Volatility Wtd Index Fund — Class I	3,282,614	3,578	38,711	(143,708)	(1,518,440)	(98,961)	(189,209)	1,514,715	26,705

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ Depreciation	Net Realized Gains (Losses)	Value at June 30, 2016	Dividend Income
Victory CEMP Long/Short Strategies Index Fund — Class I	$2,727,880	—	$—	(104,291)	$(1,154,489)	$(127,153)	$30,229	$1,476,467	$87,030
Victory CEMP Market Neutral Income Fund — Class I	8,764,117	408,468	3,909,003	(613,012)	(5,773,973)	91,040	(301,775)	6,688,412	192,051
Victory CEMP REC Enhanced Volatility Wtd Index Fund — Class I	1,576,474	14,670	143,222	(153,199)	(1,401,294)	(32,378)	(286,024)	—	155,316
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	1,383,500	16,027	538,193	(25,179)	(916,354)	39,092	14,034	1,058,465	17,265
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund — Class I	2,784,588	—	—	(119,866)	(1,604,440)	(183,702)	65,111	1,061,557	24,681
Victory CEMP US 500 Volatility Wtd Index ETF	2,092,820	6,626	218,178	(35,089)	(1,270,669)	10,054	7,525	1,057,908	21,438
Victory CEMP US 500 Volatility Wtd Index Fund — Class I	2,087,128	—	—	(67,847)	(888,202)	(130,799)	(7,346)	1,060,781	16,861
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	708,211	2,700	83,694	(12,898)	(440,003)	(52,191)	(39,491)	260,220	4,129

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ Depreciation	Net Realized Gains (Losses)	Value at June 30, 2016	Dividend Income
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	$1,359,941	912	$32,858	(36,253)	$(1,296,962)	$27,863	$(4,228)	$119,472	$24,780
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund — Class I	—	50,000	499,999	(11,507)	(126,236)	45,037	11,166	429,966	4,582
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	—	14,010	481,251	(4,036)	(146,546)	32,098	7,721	374,524	5,903
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	—	4,622	149,113	(1,391)	(47,906)	10,801	1,820	113,828	1,656
Victory CEMP US Small Cap Volatility Wtd Index ETF	—	11,376	351,732	(3,691)	(122,904)	29,069	5,775	263,672	1,586
Victory CEMP US Small Cap Volatility Wtd Index Fund — Class I	714,375	—	—	(30,280)	(372,499)	(41,070)	(36,621)	264,185	13,022
	$39,136,659	637,209	$8,885,346	(2,257,909)	$(25,597,320)	$(487,504)	$(1,544,039)	$20,393,142	$659,465
Global High Dividend Defensive Fund
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	$7,104	19,266	$614,538	(19,466)	$(617,337)	$(435)	$(3,870)	$—	$1,722

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ Depreciation	Net Realized Gains (Losses)	Value at June 30, 2016	Dividend Income
Victory CEMP Emerging Market Volatility Weighted Index Fund ETF	$—	26,559	$665,930	(2,652)	$(67,603)	$9,706	$1,117	$609,150	$2,480
Victory CEMP Emerging Market Volatility Wtd Index Fund — Class I	798,020	—	—	(80,689)	(675,313)	1,851	(124,558)	—	5,632
Victory CEMP International Enhanced Volatility Wtd Index Fund — Class I	2,920,593	—	—	(257,775)	(2,641,026)	(52,308)	(227,259)	—	8,212
Victory CEMP International High Div Volatility Wtd Index ETF	—	126,148	4,116,751	(20,011)	(636,946)	(190,645)	(27,569)	3,261,591	76,565
Victory CEMP International Volatility Wtd Index Fund — Class I	2,342,106	—	—	(204,909)	(2,219,826)	66,622	(188,902)	—	8,864
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	1,016,083	—	—	(27,641)	(1,003,030)	(7,953)	(5,100)	—	5,278
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund — Class I	1,998,148	—	—	(141,212)	(1,955,609)	(221,901)	179,362	—	6,980

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ Depreciation	Net Realized Gains (Losses)	Value at June 30, 2016	Dividend Income
Victory CEMP US 500 Volatility Wtd Index ETF	$1,568,843	—	$—	(42,678)	$(1,550,228)	$(53,195)	$34,580	$—	$7,683
Victory CEMP US 500 Volatility Wtd Index Fund — Class I	1,525,034	—	—	(110,510)	(1,415,783)	(126,492)	17,241	—	5,867
Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF	536,432	—	—	(13,681)	(487,118)	(32,999)	(16,315)	—	2,321
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	999,238	69,690	2,495,547	(48,498)	(1,747,482)	155,940	(2,654)	1,900,589	53,904
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund — Class I	—	50,167	501,630	(8,527)	(93,226)	48,764	7,958	465,126	4,721
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	—	96,013	3,348,826	(45,234)	(1,614,642)	143,539	29,028	1,906,751	47,201
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	—	39,111	1,300,986	(18,244)	(608,336)	52,637	(10,143)	735,144	17,644
Victory CEMP US Small Cap Volatility Wtd Index ETF	—	1,170	41,009	(1,170)	(40,157)	—	(852)	—	88

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ Depreciation	Net Realized Gains (Losses)	Value at June 30, 2016	Dividend Income
Victory CEMP US Small Cap Volatility Wtd Index Fund — Class I	$518,510	3,698	$49,624	(41,187)	$(523,718)	$(16,077)	$(28,339)	$—	$7,171
	$14,230,111	431,822	$13,134,841	(1,084,084)	$(17,897,380)	$(222,946)	$(366,275)	$8,878,351	$262,333
Alternative Fund
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund — Class I	$4,151,057	3,644	$27,639	98,513	$(2,083,482)	$165,166	$(363,805)	$1,896,575	$—
Victory CEMP Commodity Strategies Volatility Wtd Index Fund — Class I	4,232,244	5,741	34,528	125,161	(2,036,936)	394,119	(727,257)	1,896,698	—
Victory CEMP Developed Enhanced Volatility Wtd Index ETF	658,079	—	—	12,489	(598,313)	(14,144)	(45,622)	—	2,043
Victory CEMP International Enhanced Volatility Wtd Index Fund — Class I	3,742,554	—	—	247,004	(3,412,023)	(62,411)	(268,120)	—	9,570
Victory CEMP Long/Short Strategies Index Fund — Class I	9,514,184	458,306	5,165,098	254,259	(6,250,405)	(562,920)	67,275	7,933,232	482,326
Victory CEMP Market Neutral Income Fund — Class I	7,082,415	762,110	7,293,369	334,519	(6,316,475)	(80,331)	(219,206)	7,759,772	218,689

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
		Purchased		Sold
	Value at June 30, 2015	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ Depreciation	Net Realized Gains (Losses)	Value at June 30, 2016	Dividend Income
Victory CEMP REC Enhanced Volatility Wtd Index Fund — Class I	$5,695,592	—	$—	314,948	$(5,525,219)	$(139,008)	$(31,365)	$—	$6,401
Victory CEMP US 500 Enhanced Volatility Wtd Index ETF	1,230,394	—	—	16,151	(1,221,087)	(63,009)	53,702	—	2,948
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund — Class I	3,046,174	—	—	137,175	(3,022,223)	(389,652)	365,701	—	6,242
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	1,232,149	—	—	15,024	(1,251,872)	(17,505)	37,228	—	9,123
	$40,584,842	1,229,801	$12,520,634	1,555,243	$(31,718,035)	$(769,695)	$(1,131,469)	$19,486,277	$737,342

9.  Change in Accounting Policy:

During the year ended November 30, 2013 and the period ended June 30, 2014, the Alternative Fund had a controlling interest in each of the Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund and the Victory CEMP Long/Short Strategy Fund. The Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund each have investments in wholly owned CFCs and report their financial statements on a consolidated basis with their respective wholly owned CFCs. As a result of this controlling interest the Financial Statements of the Alternative Fund included the Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund (and its respective CFC) and the Victory CEMP Long/Short Strategy Fund and the Victory CEMP Commodity Volatility Wtd Index Strategy Fund (and its respective CFC).

On July 1, 2014, the predecessor Board made the determination that the financial presentation that would be most meaningful to shareholders going forward for the Alternative Fund was on an unconsolidated basis as the financials of the Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund (and its respective CFC) and the Victory CEMP Long/Short Strategy Fund and the Victory CEMP Commodity Volatility Wtd Index Strategy Fund (and its respective CFC) were now presented in the same report. Previously, the Alternative Fund had a fiscal year end of November 30th and presented its financials in a separate report from the other Funds in which it had a controlling interest.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

As a result on July 1, 2014, the Financial Statements of the Victory CEMP Commodity Volatility Wtd Index Strategy Fund (and its respective CFC), Victory CEMP Commodity Enhacned Volatility Wtd Index Strategy Fund (and its respective CFC) and Victory CEMP Long/Short Strategy Fund were deconsolidated. The non-controlling interest on the date of deconsolidation was $16,677,714. As a result of Board determination, the 2014 Statement of Changes in Net Assets and the Seven Month Period Ended June 30, 2014 of the Financial Highlights have been changed from the prior audited amounts, to not include the consolidation.

The Statements of Assets and Liabilities as of June 30, 2014 and November 30, 2013, the Statements of Operations for the periods ended June 30, 2014 and November 30, 2013 and the Statements of Changes in Net Assets for the periods ended June 30, 2014 and November 30, 2013 are not presented herein as the periods are no longer required to be disclosed in the financial statements.

A summary of the effects of the change in accounting policy to the Financial Highlights is as follows:

Financial Highlights for the period ended June 30, 2014

	Previously Reported	Restated
Class A
Net Asset Value, Beginning of Period	10.07	10.07
Net Investment Income (Loss)	0.03	0.06
Net realized and unrealized gain (loss)	0.66	0.45
Total income(loss) from investment operations	0.69	0.51
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	(0.18)	—
Net Asset Value, End of Period	10.58	10.58
Total Return (%)	5.06%	5.06%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	1.73%	0.59%
After fees waived and expenses absorbed/recouped	1.47%	0.50%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	0.31%	0.94%
After fees waived and expenses absorbed/recouped	0.57%	1.03%

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Financial Highlights for the period ended June 30, 2014 (continued)

	Previously Reported	Restated
Class C
Net Asset Value, Beginning of Period	9.82	9.82
Net Investment Income (Loss)	(0.01)	0.02
Net realized and unrealized gain (loss)	0.64	0.43
Total income(loss) from investment operations	0.63	0.45
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	(0.18)	—
Net Asset Value, End of Period	10.27	10.27
Total Return (%)	4.58%	4.58%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	2.48%	1.34%
After fees waived and expenses absorbed/recouped	2.22%	1.25%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	(0.41)%	0.22%
After fees waived and expenses absorbed/recouped	(0.15)%	0.31%
Class T
Net Asset Value, Beginning of Period	9.98	9.98
Net Investment Income (Loss)	0.02	0.05
Net realized and unrealized gain (loss)	0.65	0.44
Total income(loss) from investment operations	0.67	0.49
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	(0.18)	—
Net Asset Value, End of Period	10.47	10.47
Total Return (%)	4.91%	4.91%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	1.98%	0.84%
After fees waived and expenses absorbed/recouped	1.72%	0.75%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	0.07%	0.69%
After fees waived and expenses absorbed/recouped	0.33%	0.78%

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Financial Highlights for the period ended November 30, 2013

	Previously Reported	Restated
Class A
Net Asset Value, Beginning of Period	9.69	9.69
Net Investment Income (Loss)	(0.04)	(0.02)
Net realized and unrealized gain (loss)	0.38	0.40
Total income(loss) from investment operations	0.34	0.38
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	0.04	—
Net Asset Value, End of Period	10.07	10.07
Total Return (%)	3.92%	3.92%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	1.68%	1.19%
After fees waived and expenses absorbed/recouped	1.61%	1.19%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	(0.46)%	(0.25)%
After fees waived and expenses absorbed/recouped	(0.39)%	(0.25)%
Class C
Net Asset Value, Beginning of Period	9.51	9.51
Net Investment Income (Loss)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	0.38	0.40
Total income(loss) from investment operations	0.27	0.31
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	0.04	—
Net Asset Value, End of Period	9.82	9.82
Total Return (%)	3.26%	3.26%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	2.43%	1.94%
After fees waived and expenses absorbed/recouped	2.36%	1.94%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	(1.21)%	(1.00)%
After fees waived and expenses absorbed/recouped	(1.14)%	(1.00)%

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016

Financial Highlights for the period ended November 30, 2013 (continued)

	Previously Reported	Restated
Class T
Net Asset Value, Beginning of Period	9.62	9.62
Net Investment Income (Loss)	(0.06)	(0.04)
Net realized and unrealized gain (loss)	0.38	0.40
Total income(loss) from investment operations	0.32	0.36
Distributions to shareholders from:
Net Investment Income	—	—
Return of Capital	—	—
Total Distributions	—	—
Less (gain) loss attributable to non-controlling interest	0.04	—
Net Asset Value, End of Period	9.98	9.98
Total Return (%)	3.74%	3.74%
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed/recouped	1.93%	1.37%
After fees waived and expenses absorbed/recouped	1.86%	1.37%
Ratios of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recouped	(0.71)%	(0.50)%
After fees waived and expenses absorbed/recouped	(0.64)%	(0.50)%

10. Fund Ownership

Fund ownership of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2016, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
LPL Financial Corporation	Victory CEMP US Small Cap Volatility Wtd Index Fund	29.7%
Gerlach Nominee and Co. LLC	Victory CEMP International Volatility Wtd Index Fund	36.9%
LPL Financial Corporation	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	36.9%
LPL Financial Corporation	Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	49.0%
LPL Financial Corporation	Victory CEMP International Enhanced Volatility Wtd Index Fund	30.9%
Pershing LLC	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	32.3%
Gerlach Nominee and Co. LLC	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	30.3%
LPL Financial Corporation	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	27.9%
Gerlach Nominee and Co. LLC	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	40.4%
Gerlach Nominee and Co. LLC	Victory CEMP Long/Short Strategy Fund	75.6%
Pershing LLC	Victory CEMP Market Neutral Income	35.7%

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2016
Shareholder	Fund	Percent
Charles Schwab & Co., Inc.	Victory CEMP Market Neutral Income	38.5%
LPL Financial Corporation	Victory CEMP Global High Dividend Defensive Fund	25.4%
First Clearing, LLC	Victory CEMP Alternative Strategies Fund	28.0%

11. Subsequent Events:

Effective July 22, 2016, the Victory Multi-Asset Balanced Fund merged into the Victory Strategic Allocation Fund.

Effective July 12, 2016, the Victory CEMP Multi-Asset Growth Fund changed its name to the Victory CEMP Global High Dividend Defensive Fund.

Effective July 29, 2016, Victory Portfolios and Victory Variable Insurance Funds completed the reorganization of thirty-three portfolios of RS Investment Trust and RS Variable Products Trust into corresponding newly-formed funds within each of Victory Portfolios and Victory Variable Insurance Funds.

The Funds have evaluated the need for additional disclosures or adjustments resulting from events subsequent to June 30, 2016. Based on this evaluation, there were no subsequent events to report that would have a material impact of the Funds' financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Victory CEMP US 500 Volatility Wtd Index Fund, Victory CEMP US Small Cap Volatility Wtd Index Fund, Victory CEMP International Volatility Wtd Index Fund, Victory CEMP US 500 Enhanced Volatility Wtd Index Fund, Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund, Victory CEMP International Enhanced Volatility Wtd Index Fund, Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund, Victory CEMP Long/Short Strategy Fund, Victory CEMP Market Neutral Income Fund, Victory CEMP Multi-Asset Balanced Fund, Victory CEMP Global High Dividend Defensive Fund and Victory CEMP Alternative Strategies Fund and Board of Trustees of Victory Portfolios II

We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of portfolio investments of Victory CEMP Commodity Volatility Wtd Index Strategy Fund and Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund and the statements of assets and liabilities, including the schedules of portfolio investments, of Victory CEMP US 500 Volatility Wtd Index Fund, Victory CEMP US Small Cap Volatility Wtd Index Fund, Victory CEMP International Volatility Wtd Index Fund, Victory CEMP US 500 Enhanced Volatility Wtd Index Fund, Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund, Victory CEMP International Enhanced Volatility Wtd Index Fund, Victory CEMP Long/Short Strategy Fund, Victory CEMP Market Neutral Income Fund, Victory CEMP Multi-Asset Balanced Fund, Victory CEMP Global High Dividend Defensive Fund and Victory CEMP Alternative Strategies Fund, each a series of Victory Portfolios II (the "Funds"), as of June 30, 2016, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights, of Victory CEMP Commodity Volatility Wtd Index Strategy Fund and Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund, and the statements of operations and changes in net assets, and financial highlights, of Victory CEMP US 500 Volatility Wtd Index Fund, Victory CEMP US Small Cap Volatility Wtd Index Fund, Victory CEMP International Volatility Wtd Index Fund, Victory CEMP US 500 Enhanced Volatility Wtd Index Fund, Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund, Victory CEMP International Enhanced Volatility Wtd Index Fund, Victory CEMP Long/Short Strategy Fund, Victory CEMP Market Neutral Income Fund, Victory CEMP Multi-Asset Balanced Fund, Victory CEMP Global High Dividend Defensive Fund and Victory CEMP Alternative Strategies Fund, for the year or period ended June 30, 2016. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Funds' financial statements and financial highlights indicated prior to the period ended June 30, 2016, were audited by other auditors whose report dated August 28, 2015, expressed unqualified opinions on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2016, and the results of their operations, the changes in their net assets, and their financial highlights for the year or periods then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
August 29, 2016

Victory Portfolios II	Supplemental Information June 30, 2016

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 24 portfolios in the Trust, 9 portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 50 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 64	Trustee	May 2015	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 69	Vice Chair and Trustee	May 2015	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 65	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	Penn Millers Holding Corporation (January 2011-November 2011).
Dennis M. Bushe, 72	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 62	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 63	Trustee	May 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012); Managing Member, Crossroad LLC (since May 2009).
David L. Meyer, 59	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 55	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	None.
Leigh A. Wilson, 71	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013).
Interested Trustee.
David C. Brown, 44	Trustee	May 2015

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 54	President	May 2015*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 47	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 42	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013).
Christopher A. Ponte, 32	Treasurer	May 2015	Senior Analyst, Fund Administration, the Adviser; Registered Principal, Victory Capital Advisers, Inc. (since 2011).
Edward J. Veilleux, 73	Chief Compliance Officer	May 2015	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 56	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 62	Assistant Secretary	May 2015	Partner, Morrison & Foerster LLP (since 2011).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016, through June 30, 2016 (unless otherwise noted).

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16-6/30/16*	Annualized Net Expense Ratio During Period 1/1/16-6/30/16**
Victory CEMP US 500 Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,045.10	$5.03	0.99%
Class C Shares	1,000.00	1,041.20	8.83	1.74%
Class I Shares	1,000.00	1,046.40	3.77	0.74%
Class R6 Shares***	1,000.00	1,018.30	1.86	0.74%
Victory CEMP US Small Cap Volatility Wtd Index Fund
Class A Shares	1,000.00	1,046.80	5.04	0.99%
Class C Shares	1,000.00	1,042.10	8.83	1.74%
Class I Shares	1,000.00	1,047.70	3.77	0.74%
Victory CEMP International Volatility Wtd Index Fund
Class A Shares	1,000.00	980.60	5.42	1.10%
Class C Shares	1,000.00	978.20	9.10	1.85%
Class I Shares	1,000.00	982.40	4.19	0.85%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized

***  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 91/366 to reflect the stub period from commencement of operations 4/1/2016 through 6/30/2016.

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16-6/30/16*	Annualized Net Expense Ratio During Period 1/1/16-6/30/16**
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,045.30	$5.03	0.99%
Class C Shares	1,000.00	1,041.60	8.83	1.74%
Class I Shares	1,000.00	1,047.30	3.77	0.74%
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund
Class A Shares	1,000.00	1,126.70	5.23	0.99%
Class C Shares	1,000.00	1,123.00	9.18	1.74%
Class I Shares	1,000.00	1,127.90	3.92	0.74%
Victory CEMP International Enhanced Volatility Wtd Index Fund
Class A Shares	1,000.00	950.40	5.33	1.10%
Class C Shares	1,000.00	947.00	8.96	1.85%
Class I Shares	1,000.00	951.60	4.12	0.85%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	1,121.60	5.80	1.10%
Class C Shares	1,000.00	1,117.60	9.74	1.85%
Class I Shares	1,000.00	1,124.40	4.49	0.85%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	1,118.70	5.79	1.10%
Class C Shares	1,000.00	1,114.90	9.73	1.85%
Class I Shares	1,000.00	1,120.50	4.48	0.85%
Victory CEMP Long/Short Strategy Fund
Class A Shares	1,000.00	1,025.40	7.30	1.45%
Class C Shares	1,000.00	1,021.20	11.06	2.20%
Class I Shares	1,000.00	1,025.70	6.04	1.20%
Victory CEMP Market Neutral Income Fund
Class A Shares	1,000.00	1,019.80	4.52	0.90%
Class C Shares	1,000.00	1,015.40	8.27	1.65%
Class I Shares	1,000.00	1,020.90	3.27	0.65%
Balanced Fund
Class A Shares	1,000.00	1,026.80	2.52	0.50%
Class C Shares	1,000.00	1,022.40	6.29	1.25%
Global High Dividend Defensive Fund
Class A Shares	1,000.00	1,005.00	2.49	0.50%
Class C Shares	1,000.00	1,012.50	6.25	1.25%
Alternative Fund
Class A Shares	1,000.00	1,040.60	2.54	0.50%
Class C Shares	1,000.00	1,036.10	6.33	1.25%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16-6/30/16*	Annualized Net Expense Ratio During Period 1/1/16-6/30/16**
Victory CEMP US 500 Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,019.94	$4.97	0.99%
Class C Shares	1,000.00	1,016.21	8.72	1.74%
Class I Shares	1,000.00	1,021.18	3.72	0.74%
Class R6 Shares	1,000.00	1,021.18	3.72	0.74%
Victory CEMP US Small Cap Volatility Wtd Index Fund
Class A Shares	1,000.00	1,019.94	4.97	0.99%
Class C Shares	1,000.00	1,016.21	8.72	1.74%
Class I Shares	1,000.00	1,021.18	3.72	0.74%
Victory CEMP International Volatility Wtd Index Fund
Class A Shares	1,000.00	1,019.39	5.52	1.10%
Class C Shares	1,000.00	1,015.66	9.27	1.85%
Class I Shares	1,000.00	1,020.64	4.27	0.85%
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	1,000.00	1,019.94	4.97	0.99%
Class C Shares	1,000.00	1,016.21	8.72	1.74%
Class I Shares	1,000.00	1,021.18	3.72	0.74%
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund
Class A Shares	1,000.00	1,019.94	4.97	0.99%
Class C Shares	1,000.00	1,016.21	8.72	1.74%
Class I Shares	1,000.00	1,021.18	3.72	0.74%
Victory CEMP International Enhanced Volatility Wtd Index Fund
Class A Shares	1,000.00	1,019.39	5.52	1.10%
Class C Shares	1,000.00	1,015.66	9.27	1.85%
Class I Shares	1,000.00	1,020.64	4.27	0.85%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	1,019.39	5.52	1.10%
Class C Shares	1,000.00	1,015.66	9.27	1.85%
Class I Shares	1,000.00	1,020.64	4.27	0.85%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	1,019.39	5.52	1.10%
Class C Shares	1,000.00	1,015.66	9.27	1.85%
Class I Shares	1,000.00	1,020.64	4.27	0.85%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16-6/30/16*	Annualized Net Expense Ratio During Period 1/1/16-6/30/16**
Victory CEMP Long/Short Strategy Fund
Class A Shares	$1,000.00	$1,017.65	$7.27	1.45%
Class C Shares	1,000.00	1,013.92	11.02	2.20%
Class I Shares	1,000.00	1,018.90	6.02	1.20%
Victory CEMP Market Neutral Income Fund
Class A Shares	1,000.00	1,020.39	4.52	0.90%
Class C Shares	1,000.00	1,016.66	8.27	1.65%
Class I Shares	1,000.00	1,021.63	3.27	0.65%
Balanced Fund
Class A Shares	1,000.00	1,022.38	2.51	0.50%
Class C Shares	1,000.00	1,018.65	6.27	1.25%
Global High Dividend Defensive Fund
Class A Shares	1,000.00	1,022.38	2.51	0.50%
Class C Shares	1,000.00	1,018.65	6.27	1.25%
Alternative Fund
Class A Shares	1,000.00	1,022.38	2.51	0.50%
Class C Shares	1,000.00	1,018.65	6.27	1.25%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Additional Federal Income Tax Information

For the year ended June 30, 2016, the Funds paid qualified dividend income for purposes of reduced individual federal income tax rates of:

Amount
Victory CEMP US 500 Volatility Wtd Index Fund	100%
Victory CEMP US Small Cap Volatility Wtd Index Fund	67%
Victory CEMP International Volatility Wtd Index Fund	100%
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	100%
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	46%
Victory CEMP International Enhanced Volatility Wtd Index Fund	100%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	0%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	0%
Victory CEMP Long/Short Strategy Fund	34%
Victory CEMP Market Neutral Income Fund	100%
Balanced Fund	100%
Global High Dividend Defensive Fund	67%
Alternative Fund	78%

Dividends qualifying for corporate dividends received deductions of:

Amount
Victory CEMP US 500 Volatility Wtd Index Fund	100%
Victory CEMP US Small Cap Volatility Wtd Index Fund	69%
Victory CEMP International Volatility Wtd Index Fund	0%
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	100%
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund	56%
Victory CEMP International Enhanced Volatility Wtd Index Fund	0%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	0%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	0%
Victory CEMP Long/Short Strategy Fund	35%
Victory CEMP Market Neutral Income Fund	67%
Balanced Fund	100%
Global High Dividend Defensive Fund	68%
Alternative Fund	100%

For the year ended June 30, 2016, the following Funds designated short-term capital gain distributions:

Amount
Victory CEMP US 500 Volatility Wtd Index Fund	$4,498
Victory CEMP US Small Cap Volatility Wtd Index Fund	182,895
Victory CEMP International Volatility Wtd Index Fund	827
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	557,923
Victory CEMP Long/Short Strategy Fund	616,672
Victory CEMP Market Neutral Income Fund	32,980
Balanced Fund	245,728
Global High Dividend Defensive Fund	341,961

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

For the year ended June 30, 2016, the following Funds designated long-term capital gain distributions:

Amount
Victory CEMP US 500 Volatility Wtd Index Fund	$2,896,115
Victory CEMP US Small Cap Volatility Wtd Index Fund	638,631
Victory CEMP International Volatility Wtd Index Fund	198
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	6,732,324
Victory CEMP Long/Short Strategy Fund	45,724
Victory CEMP Market Neutral Income Fund	1,604,060
Balanced Fund	2,130,967
Global High Dividend Defensive Fund	1,888,990

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on June 30, 2016 were as follows:

	Foreign Source Income	Foreign Tax Expense
Victory CEMP International Volatility Wtd Index Fund	0.07	0.01
Victory CEMP International Enhanced Volatility Wtd Index Fund	0.39	0.04

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2016. These shareholders will receive more detailed information along with their 2016 Form 1099-DIV.

Considerations of the Board in Approving the Investment Advisory Agreement

The Board approved the Investment Advisory Agreement on behalf of Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund (the "Fund") (the "Agreement") at a meeting, which was called for that purpose, on May 20, 2015.

In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with its extensive experience with the Adviser and was advised by legal counsel to the Fund and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board recognized that management was proposing to add the Fund as an investment portfolio of the Trust, and that the Fund had not yet commenced operations and, thus, had no performance record or historical expenses. In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

• The requirements of the Fund for the services to be provided by the Adviser;

• The nature, quality and extent of the services to be provided;

• The proposed fee to be paid for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grew;

• The fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

• The estimated total expenses of the Fund, taking into consideration any anticipated distribution or shareholder servicing fees;

• The Adviser's commitments to operating the Fund at competitive expense levels;

• Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

• Other benefits received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Fund for administration services;

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

• The capabilities and financial condition of the Adviser;

• Current economic and industry trends; and

• The historical relationship between the Trust and the Adviser.

The Board reviewed the Fund's proposed gross management fee, considered for this purpose as the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's expected profitability of the Fund. In addition, the Board compared the Fund's expected expense ratio, taking into consideration any proposed distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of the Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. The Trustees also noted that no breakpoints in the advisory fee schedule for the Fund were being proposed. The Board noted that effective May 1, 2015, the Adviser became the investment adviser of the other Funds of the Trust, succeeding the prior investment adviser, Compass Efficient Model Portfolios, LLC.

The Board reviewed various other specific factors with respect to the Fund. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Approval of the Agreement on Behalf of the Fund

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its future shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an initial two year period on the basis of the foregoing review and discussions and the following considerations, among others:

• The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreement in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser's relationship with the Fund and the comparability of the fee to be paid to the fees paid by other investment companies;

• The nature, quality and extent of the investment advisory services to be provided by the portfolio management teams which, over the years, have resulted in other Funds of the Trust achieving their stated investment objective;

• The Adviser's entrepreneurial commitment to the management of the Fund and its inclusion in a broad-based family of funds;

• The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

• The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

• The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Victory Portfolios II	Supplemental Information — continued June 30, 2016

  (Unaudited)

Victory Funds Privacy Policy

Protecting the Privacy of Information

The Victory Portfolios II respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Victory Portfolios II do not share information with other companies for purposes of marketing solicitations for products other than the Victory Portfolios II. Therefore, the Victory Portfolios II do not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.compassemp.com	800-539-FUND (800-539-3863)

VP-COMPASS-AR (6/16)

Item 2. Code of Ethics.

(a)         The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics in included as an Exhibit.

(b)         During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are David L. Meyer and E. Lee Beard, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2016	2015
(a) Audit Fees (1)	$222,000	$141,000
(b) Audit-Related Fees (2)	0	0
(c) Tax Fees (3)	76,000	35,000
(d) All Other Fees (4)	0	0

(1) Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit fees billed were for professional services provided by Cohen Fund Audit Services, Ltd for audit compliance, audit advice and audit planning.

(2) Represents the fee for assurance and related services by Cohen Fund Audit Services, Ltd reasonably related to the performance of the audit of the Registrant’s financial statements that was not reported under (a) of this item.

(3) Represents the aggregate tax fee billed for professional services rendered by Cohen Fund Audit Services, Ltd for tax compliance,     tax advice, international tax fee transactions and tax planning.  Such tax services included the review of income and excise tax returns for the Registrant.

(4) For the fiscal years ended June 30, 2016 and June 30, 2015, there were no fees billed for professional services rendered by Cohen Fund Audit Services, Ltd to the Registrant, other than the services reported in (a) through (c) of this item.

Tax fees for 2015 and 2014 are for recurring tax fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(e)(1) The Registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged with these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c) (7) (I) (C).

(f) Not applicable.

(g)

2016	$0
2015	$0

(h) The Registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the Registrant’s investment advisor (and the advisor’s relevant affiliated), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer
Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s / Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer
Date	August 26, 2016

By (Signature and Title)*	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer
Date	August 26, 2016